     As filed with the Securities and Exchange Commission on August 27, 1999

                                                              FILE NOs. 811-6589
                                                                        33-46374

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      _
         Pre-Effective Amendment No. __                                      _
         Post-Effective Amendment No. 20                                     x
                                      --                                    --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. __                                                    x
                                                                             --


                        (Check appropriate box or boxes.)

                                   FIRST FUNDS
                                   -----------
               (Exact name of Registrant as Specified in Charter)

                           370 17th Street, Suite 3100
                                Denver, CO 80202
                                ----------------
               (Address of principal executive offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 442-1941
                                                           --------------
                           Russell C. Burk, Secretary
                                   First Funds
                           370 17th Street, Suite 3100
                                Denver, CO 80202
                                ----------------
                     (Name and Address of Agent of Service)

                                    Copy to:

                          Charles T. Tuggle, Jr., Esq.
                       Baker, Donelson, Bearman & Caldwell
                         165 Madison Avenue, Suite 2100
                                Memphis, TN 38103

Approximate Date of Proposed Public Offering:     As soon as practicable after
                                                  the effective date of this
                                                  Amendment

It is proposed that this filing will become effective (check appropriate box):

_    immediately upon filing pursuant to paragraph (b)
_    on _____________, pursuant to paragraph (b)
x    60 days after filing pursuant to paragraph (a) (1)
--
_    on ____________, pursuant to paragraph (a) (1)
_    75 days after filing pursuant to paragraph (a) (2)
_    on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

[LOGO]


                                 BOND PORTFOLIO

                                   PROSPECTUS
                              Dated ________, 1999

                                     CLASS I
                                    CLASS II
                                    CLASS III





                                     [ART]














     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
                                                                            PAGE

Investment Objective and Primary Risks ......................................1

Performance .................................................................2

Fees and Expenses of the Portfolio ..........................................3

More Information about Investment Objectives, Strategies and Risks ..........4

Who Manages the Portfolio? ..................................................7

Portfolio Managers ..........................................................7

How to Invest in the Portfolio ..............................................7

Distribution Plans and Shareholders Servicing Plans ........................15

Financial Highlights .......................................................16

Appendix ..................................................................A-1

Additional Information about the Portfolio .........................Back Cover
--------------------------------------------------------------------------------












No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information o representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Trust or its Distributor in any jurisdiction where such an offering would not be lawful.

--------------------------------------------------------------------------------
                     INVESTMENT OBJECTIVE AND PRIMARY RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE -- The objective of the Bond Portfolio (the "Portfolio") is to achieve maximum total return through high current income by investing at least 65% of its total assets in fixed-income securities.

PRINCIPAL INVESTMENT STRATEGY -- Under normal market conditions, the Portfolio primarily invests in medium to long term investment grade debt securities and obligations issued by the U.S. government and U.S. corporations, as well as, investment grade mortgage backed and asset-backed securities. Investment grade debt securities are securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation (`S&P"). The Portfolio may also invest in unrated securities that Highland determines are of equivalent quality to the other securities in which the Portfolio invests. Unrated securities may be more speculative in nature than rated securities. The Portfolio also may invest in securities of foreign issuers and engage in foreign currency transactions.

While the dollar-weighted average maturity of the Portfolio may range from 5 to 15 years, Highland currently anticipates that the dollar-weighted average portfolio maturity of the Portfolio will be between 7 and 11 years.

PRIMARY RISKS -- Because the Portfolio invests substantially all of its assets in fixed-income securities, they are subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

For more information about the risk factors identified above, please refer to the section entitled "Principal Investments" later in this prospectus. The Statement of Additional Information ("SAI") contains additional information about the risks associated with investing in the Portfolio.

--------------------------------------------------------------------------------
                                   FUND FACTS

GOAL:
To achieve maximum total return through high current income by investing in fixed income securities.

PRINCIPAL INVESTMENTS:
-  U.S. Government Obligations
-  Debt Obligations Issued by U.S.
   Corporations
-  Mortgage-Backed and other Asset-Back
   Securities

AVERAGE PORTFOLIO MATURITY:
   7-11 years

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
-  Class I
-  Class II
-  Class III

INVESTMENT ADVISER:
-  First Tennessee Bank National Association
   ("First Tennessee" or "Adviser")

INVESTMENT SUB-ADVISER:
-  Highland Capital Management Corporation
   ("Highland" or "Sub-Adviser")

PORTFOLIO MANAGERS:
-  James R. Turner
-  Steven Wishnia

DISTRIBUTOR:
-  ALPS Mutual Funds Services, Inc. ("ALPS")

--------------------------------------------------------------------------------

THE VALUE OF THE PORTFOLIO'S SHARES, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE. AN INVESTOR IN THE PORTFOLIO COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS OF TIME.

PLEASE REMEMBER THAT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE, AND AN INVESTMENT IN THE PORTFOLIO IS NOT A DEPOSIT OR ANY OTHER OBLIGATION OF A BANK, IS NOT INSURED, ENDORSED, OR GUARANTEED BY THE FDIC, A BANK OR ANY GOVERNMENT AGENCY, AND INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SHOULD I INVEST IN THE BOND PORTFOLIO?

The Portfolio may be appropriate for you if:

- You are seeking higher potential returns than money market funds and you can tolerate the risks associated with investing in fixed income securities.
-    You are seeking an income mutual fund for an asset allocation program.
- You have a longer term investment perspective and are prepared to maintain your investment in the Portfolio for several years (REMEMBER, NO SINGLE INVESTMENT CAN PROVIDE AN EFFECTIVE, BALANCED INVESTMENT PLAN.)

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart and table can help you evaluate the potential risks of investing in the Portfolio. Both the bar chart and the table show the variability the Portfolio has experienced in its performance in the past. THE PAST PERFORMANCE OF THE PORTFOLIO DOES NOT INDICATE HOW IT WILL PERFORM IN THE FUTURE AND IS INTENDED TO BE USED FOR PURPOSES OF COMPARISON ONLY.

The performance of the Class I shares shown in the bar chart reflects the expenses associated with those shares from year to year.

--------------------------------------------------------------------------------
WHAT IS THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX?

The Lehman Brothers Government/Corporate Bond Index represents an unmanaged diversified portfolio of investment grade bonds with maturities over one year.

--------------------------------------------------------------------------------

                       YEAR-BY-YEAR TOTAL RETURN (CLASS I)
--------------------------------------------------------------------------------

12/31/94       -3.35%
12/31/95       19.38%
12/31/96        1.93%
12/31/97        9.28%
12/31/98        8.99%

Best Quarter (quarter ended June 30, 1995) -- 6.58%
Worst Quarter (quarter ended March 31, 1996) -- (2.88)%
--------------------------------------------------------------------------------

The following table lists the Portfolio's average year-by-year return by class over the past one, five, and ten year periods and since the inception of each class of shares. The table also compares the average annual total returns of each class of shares for the periods shown to the performance of the Lehman Brothers Government/Corporate Bond Index over the same periods of time.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                    (for the period ended December 31, 1998)
--------------------------------------------------------------------------------
                          INCEPTION DATE   1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
  CLASS I                     8/2/93        8.99%     6.97%        6.90%
--------------------------------------------------------------------------------
  CLASS II                   12/20/95       4.47%      N/A         6.03%
--------------------------------------------------------------------------------
  CLASS III                   12/9/93       6.70%     5.64%        5.68%
--------------------------------------------------------------------------------
  LEHMAN BROTHERS
  GOV'T/CORP. BOND INDEX                    9.49%     7.31%        7.19%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIO
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)            CLASS I       CLASS II     CLASS III
-------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                None          3.75%        None
purchases as a percentage of offering price
-------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                  None           None       1.00%*/
(as a percentage of original purchase price
or redemption proceeds, as applicable)
-------------------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from portfolio assets)
(For the year ended June 30, 1998)
-------------------------------------------------------------------------------------------
Management Fees**/                                    .55%           .55%        .55%
-------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                             .00%           .00%        .75%***/
-------------------------------------------------------------------------------------------
Other Expenses                                        .34%           .69%        .77%
                                                      ----           ----        ----
-------------------------------------------------------------------------------------------
Total Portfolio Operating Expenses                    .89%          1.24%       2.07%
                                                      ----          -----       -----
                                                      ----          -----       -----
-------------------------------------------------------------------------------------------

*/Applied to redemptions made during the first year after purchase. No deferred sales charges are imposed on redemptions from Class III after one year from date of purchase.
**/First Tennessee, as Investment Adviser, has voluntarily agreed to waive a portion of the investment management fee that it is entitled to receive under the Investment Advisory and Management to the extent such management fee exceeds
 .15% of the average net assets of the Portfolio.
***/TheTrustees have agreed to limit the 12b-1 fees applicable to Class III shares to .50%.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. The example shows the cumulative amount of portfolio expenses you would pay on a hypothetical investment of $10,000 in each class of shares offered by the Portfolio. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                            ASSUMING REDEMPTION              ASSUMING NO
                              AT END OF PERIOD               REDEMPTION
----------------------------------------------------------------------------
                     CLASS I      CLASS II      CLASS III     CLASS III
--------------------------------------------------------------------------------
  After 1 year         $91          $497          $310          $210
--------------------------------------------------------------------------------
  After 3 years       $284          $754          $649          $649
--------------------------------------------------------------------------------
  After 5 years       $493         $1,030        $1,113        $1,113
--------------------------------------------------------------------------------
  After 10 years     $1,095        $1,817        $2,397        $2,397
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       MORE INFORMATION ABOUT INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OUR INVESTMENT STRATEGY -- The Portfolio seeks to maximize total return by assembling a portfolio of income producing obligations that Highland believes will provide the optimal balance between risk and return within the universe of securities in which the Portfolio is permitted to invest. In selecting securities for the Portfolio, Highland evaluates a number of factors concerning the security, including: the issuer's creditworthiness, the features of the security, and the current price of the security compared to Highland's estimate of the security's long-term value. Highland believes that by lessening the effect of market and interest rate risk, investors should experience greater overall returns; accordingly, during periods of fluctuating economic conditions and interest rates, Highland may attempt to minimize market risk by adjusting the dollar-weighted average maturity of the Portfolio. Highland also will attempt to time Portfolio transactions to take advantage of anticipated changes in interest rates.

PRINCIPAL INVESTMENTS -- The following table describes the securities in which the Portfolio typically invests and the principal risks associated with those securities.

--------------------------------------------------------------------------------
             SECURITIES                     PRINCIPAL RISKS ASSOCIATED WITH
                                                     THE SECURITY
--------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS: Corporate     CALL RISK -- The risk that an issuer
debt obligations include bonds, notes,    will exercise its right to pay
debentures, and other obligations of      principal on an obligation held by the
corporate entities to pay interest and    Portfolio (such as a mortgage backed
repay principal.                          security) earlier than expected. This
                                          may happen when there is a decline in
                                          interest rates. Under these
                                          circumstances, the Portfolio may be
                                          unable to recoup all of its initial
                                          investment and will also suffer from
                                          having to reinvest in lower yielding
                                          securities.

                                          CREDIT RISK -- The risk that the
                                          issuer of a security, or a party to a
                                          contract, will default or otherwise
                                          not honor a financial obligation.

                                          EXTENSION RISK -- The risk that an
                                          issuer will exercise its right to pay
                                          principal on an obligation held by the
                                          Portfolio (such as a Mortgage-Backed
                                          Security) later than expected. This
                                          may happen when there is a rise in
                                          interest rates. Under these
                                          circumstances, the value of the
                                          obligation will decrease and the
                                          Portfolio will also suffer from the
                                          inability to invest in higher yielding
                                          securities.

                                          INTEREST RATE RISK -- The risk of a
                                          decline in market value of an interest
                                          bearing instrument due to changes in
                                          interest rates. For example, a rise in
                                          interest rates typically will cause
                                          the value of a fixed rate security to
                                          fall. On the other hand, a decrease in
                                          interest rates will cause the value of
                                          a fixed rate security to increase.

                                          LIQUIDITY RISK -- The risk that
                                          certain securities or other
                                          investments may be difficult or
                                          impossible to sell at the time the
                                          Portfolio would like to sell them or
                                          it may be difficult for the Portfolio
                                          to sell the investment for the value
                                          the Portfolio has placed on it.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             SECURITIES                     PRINCIPAL RISKS ASSOCIATED WITH
                                                     THE SECURITY
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS: U.S.         CALL RISK
government obligations are debt
obligations issued or guaranteed by       EXTENSION RISK
the U.S. Treasury or by an agency or
instrumentality of the U.S.               INTEREST RATE RISK
government. Not all U.S. government
obligations are backed by the full
faith and credit of the United States.
For example, obligations issued by the
Federal Farm Credit Bank or by the
Federal National Mortgage Association
are supported by the agency's right to
borrow money from the U.S. Treasury
under certain circumstances. There is
no guarantee that the government will
support these types of obligations,
and, therefore, they involve more risk
than other government obligations.
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES:               CALL RISK
Mortgage-backed securities represent
direct or indirect participations in,     CREDIT RISK
or are collateralized by and payable
from, mortgage loans secured by real      EXTENSION RISK
property. Mortgage-backed securities
can be backed by either fixed rate        INTEREST RATE RISK
mortgage loans or adjustable rate
mortgage loans, and may be issued by      LIQUIDITY RISK
either a governmental or
non-governmental entity. Typically,
mortgage-backed securities issued by
private entities do not have the same
credit standing as mortgage-backed
securities issued or guaranteed by the
U.S. Government.
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Asset-backed     CREDIT RISK
securities are securities whose
principal and interest payments are       INTEREST RATE RISK
collateralized by pools of assets such
as auto loans, credit card                LIQUIDITY RISK
receivables, leases, installment
contracts and personal property.
Principal and interest payments may be
credit enhanced by a letter of credit,
a pool insurance policy or a
senior/subordinated structure.
--------------------------------------------------------------------------------
SECURITIES OF FOREIGN ISSUERS: The        FOREIGN INVESTMENT RISK -- The risk
Portfolio may invest the majority of      that foreign securities may be
its assets in securities of issuers       adversely affected by political
that are organized outside of the         instability of the issue's country,
United States. Investing in securities    changes in currency exchange rates,
of foreign issuers and non-dollar         foreign economic conditions, or
securities may involve risks that are     regulatory and reporting standards
not normally associated with              that are less stringent than those of
dollar-denominated securities of          the United States. Foreign investment
domestic issuers. The risks associated    risks will normally be greatest when a
with such securities normally will be     Fund invests in issuers located in
greatest when the Fund invests in         emerging countries.
issuers located in emerging countries.
                                          LIQUIDITY RISK

                                          MARKET RISK

                                          VALUATION RISK

                                          CREDIT RISK



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             SECURITIES                     PRINCIPAL RISKS ASSOCIATED WITH
                                                     THE SECURITY
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS AND REVERSE         CREDIT RISK
REPURCHASE AGREEMENTS: Repurchase
agreements involve the purchase of a
security by a purchaser and a
simultaneous agreement by the seller
(generally a bank or dealer) to
repurchase the security from the
purchaser at a specified date or on
demand. This technique offers a method
of earning income on idle cash.
Reverse repurchase agreements involve
the sale of a security to another
party (generally a bank or dealer) in
return for cash and an agreement to
buy the security back at a specified
price and time.
--------------------------------------------------------------------------------

In addition to the securities identified above, the Portfolio may, from time to time, engage in the following investment practices or techniques:

BORROWING FROM BANKS. The Portfolio may borrow money from banks (up to 33 1/3% of the Portfolio's total assets) for temporary or emergency purposes.

DERIVATIVE INSTRUMENTS. The Portfolio     -------------------------------------
may invest in instruments and             WHAT IS A DERIVATIVE INSTRUMENT?
securities generally known as
derivative investments for hedging        A derivative is a financial contract
purposes only. These investments may      whose value is based on (or "derived"
include the use of forward currency       from) a traditional security (such as
contracts, put and call option            a stock or bond), an asset (such as a
contracts, zero coupon bonds, and         commodity like gold), or a market
stripped fixed-income obligations.        index (such as the S&P 500 Index).
                                          Futures and options are derivatives
Highland may not buy any of these         that have been traded on regulated
instruments or use any of these           exchanges for more than two decades.
techniques unless it believes that        -------------------------------------
doing so will help the Portfolio achieve its investment objective. Use of these instruments and techniques can alter the risk and return characteristics of the Portfolio. They may increase the Portfolio's volatility and may involve the investment of a small amount of cash relative to the magnitude of the risk assumed. They also may result in a loss of principal if Highland judges market conditions incorrectly or employs a strategy that does not correlate well with the investment strategy of the Portfolio. Positions in options involve the risk that such options may fail as a hedging technique and that closing transactions may not be effected where a liquid secondary market does not exist.

LENDING SECURITIES. The Portfolio may temporarily lend up to 33 1/3% of its portfolio securities to broker-dealers and institutions, but only when the loans are fully collateralized.

TEMPORARY DEFENSIVE POSITION. In response to adverse economic or market conditions, the Portfolio may invest without limit in short-term money market securities including, but not limited to, U.S. Government obligations, commercial paper, and certificates of deposit. This strategy is inconsistent with the investment objective and principal investment strategies of the Portfolio, and if employed, could result in the Portfolio achieving a lower return than it might have achieved under normal market conditions.

For more information about the securities in which the Portfolio invests, please refer to the Appendix to this Prospectus and the SAI.

YEAR 2000 AND EURO READINESS. Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information with respect to the Year 2000. Similar adverse affects could result if computers do not properly process information based on the conversion of the Euro, the new currency of the European Union which took effect on January 1, 1999. The Portfolio has received reasonable assurances from its service providers that they are addressing these issues to preserve smooth trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.

These computer problems could also adversely affect the Portfolio's investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers.

--------------------------------------------------------------------------------
                           WHO MANAGES THE PORTFOLIO?
--------------------------------------------------------------------------------

First Tennessee, 530 Oak Court Dr., Memphis, Tennessee, serves as Investment Adviser to the Portfolio. For managing its investment and business affairs, the Bond Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of .55% of its average net assets. First Tennessee has voluntarily agreed to waive that portion of the management fee that exceeds .15% of the average net assets of the Portfolio.

First Tennessee serves as an investment adviser to individual, corporate and institutional advisory clients, pension plans and collective investment funds, with approximately $16 billion in assets under administration (including nondiscretionary accounts) and $4 billion in assets under management as of June 30, 1998, as well as experience in supervising sub-advisers.

Highland, 6077 Primacy Parkway, Memphis, TN, serves as the Sub-Adviser for the Portfolio subject to the supervision of First Tennessee and pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. On March 1, 1994, Highland merged with and into First Tennessee Investment Management, Inc. (FTIM), an affiliate of First Tennessee, and changed its name to Highland Capital Management Corp. FTIM (now Highland), has been a wholly-owned subsidiary of First Tennessee National Corporation since 1972. First Tennessee and Highland have a history of investment management that dates back to 1929. Highland has a total of $4.3 billion in assets under management as of June 30, 1998.

First Tennessee is obligated to pay Highland a monthly sub-advisory fee at the annual rate of 0.33% of the Portfolio's average net assets. The Portfolio is not responsible for paying any portion of Highland's sub-advisory fee. Highland is currently waiving some or all of its sub-advisory fee.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

[PHOTO] James R. Turner is one of the Portfolio Managers of the Bond Portfolio. Mr. Turner managed the assets of the Portfolio's predecessor from August 1986 until the Portfolio's conversion to a mutual fund in 1993. Mr. Turner also manages pension and endowment funds [for both public and private entities]. Mr. Turner is a Senior Vice-President of Highland and is a Chartered Financial Analyst. Mr. Turner is a graduate of the U.S. Military Academy and received a Masters of Science in Industrial Engineering from Stanford University.

              Steven Wishnia, one of the Portfolio Managers of the Bond Portfolio, is a Director and Chairman of the Board of Highland. Mr. Wishnia joined Highland in 1987 and is a graduate of Pace University.

--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

CLASS I

WHO MAY INVEST?

Class I shares are designed exclusively for investment of monies held in non-retail trust, advisory, agency, custodial or similar accounts ("Institutional Accounts"). Class I shares may be purchased for Institutional Accounts by financial institutions, business organizations, corporations, municipalities, non-profit institutions, and other institutional investors serving in a trust, advisory, agency, custodial or similar capacity (each an "Institutional Investor" and collectively "Institutional Investors") who meet the investment threshold for this Class of shares.

HOW IS AN INSTITUTIONAL ACCOUNT ESTABLISHED?

An initial investment must be preceded by or made in conjunction with the establishment of an Institutional Account with an Institutional Investor. Establishment of an Institutional Account may require that documents and applications be completed and signed before the investment can be implemented. The Institutional Investor may require that certain documents be provided prior to making a redemption from the Portfolio.

Institutional Investors may charge fees in addition to those described herein. Fee schedules for Institutional Accounts are available upon request from the Institutional Investor and are detailed in the agreements by which each client opens an account with an Institutional Investor.

HOW ARE INVESTMENTS MADE?

Each Institutional Investor will transmit orders to Boston Financial Data Services (the "Transfer Agent"). If an order is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on any Business Day (as defined in the section "How Are Portfolio Shares Valued?") and the funds are received by the Transfer Agent that day, the investment will earn dividends declared, if any, on the day following purchase. Institutional Investors will wire funds through the Federal Reserve System. Purchases will be processed at the net asset value per share
(NAV) calculated after an order is received and accepted by the Transfer Agent. The Portfolio requires advance notification of all wire purchases. To secure same day acceptance of federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability), an Institutional Investor must call the Transfer Agent at 1-800-442-1941 (option
2), prior to 4:00 p.m. Eastern Time on any Business Day to advise it of the wire. The Trust may discontinue offering its shares in any Class of the Portfolio without notice to shareholders.

MINIMUM INVESTMENT AND ACCOUNT BALANCE. The minimum initial investment for each Institutional Investor is $750,000. Institutional Investors may satisfy the minimum investment by aggregating their Institutional Accounts within the Portfolio. Subsequent investments may be in any amount. If an Institutional Investor's Class I account falls below $375,000 due to redemption, the Portfolio may close the account. An Institutional Investor may be notified if the minimum balance is not being maintained and will be allowed 30 days to make additional investments before the account is closed. Shares will be redeemed at the NAV on the day the account is closed, and proceeds will be sent to the address of record.

Should an Institutional Investor or a beneficial owner of Class I shares cease to be eligible to participate in this Class, Class I shares held in an Institutional Account may be converted to Class II or Class III shares. Any such conversion will be made on the basis of the relative NAVs of the two Classes without the imposition of any sales load, fee or other charge. Institutional Investors or beneficial owners will receive at least 30 days prior notice of any proposed conversion.

--------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE BOND PORTFOLIO OFFER?

The Portfolio offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities; however, each class is subject to different expenses and likely will have different share prices. When you buy shares, be sure to tell us the class of shares in which you would like to invest.

CLASS I SHARES. Class I shares are offered to institutional investors exclusively. Class I shares are not subject to any sales loads and do not incur distribution or shareholder servicing fees.

CLASS II SHARES. Class II shares are offered to investors subject to an up-front sales load. Under certain circumstances described later in this prospectus, the sales load may be waived. The sales load is reflected in the offering price of the Class II shares. Class II shares also incur shareholder servicing fees.

CLASS III SHARES. Class III shares are offered to investors without the imposition of any up-front sales load; however, you will pay a contingent deferred sales charge ("CDSC") of 1.00% if you redeem the shares within one year from the date of purchase. The Class III shares also incur distribution and shareholder servicing fees.
--------------------------------------------------------------------------------

HOW ARE REDEMPTIONS MADE?

Institutional Investors may redeem all or a portion of their account shares on any Business Day. Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request and will earn dividends declared, if any, through the day of redemption. If an account is closed, any accrued dividends will be paid at the beginning of the following month.

Institutional Investors may make redemptions by wire provided they have established a wire account with the Transfer Agent. Please call 1-800-442-1941 (option 2), to advise the Transfer Agent of the wire. If telephone instructions are received before 4:00 p.m. Eastern Time on any Business Day, proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. The Institutional Investor may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent at P.O. Box 8050, Boston, MA, 02266.

Pursuant to the Investment Company Act of 1940, as amended, if making immediate payment of redemption proceeds could adversely affect the Portfolio, payments may be made up to seven days later. Also, when the New York Stock Exchange
(NYSE) is closed (or when trading is restricted) for any reason other than customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. To the extent Portfolio securities are traded in other markets on days when either the NYSE or the Federal Reserve Bank of New York (New York Federal Reserve) is closed, the Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares.

If transactions by telephone cannot be executed (for example, during times of unusual market activity), orders may be placed by mail to the Transfer Agent. In case of suspension of the right of redemption, the Institutional Investor may either withdraw its request for redemption or it will receive payment based on the NAV next determined after the termination of the suspension.

ADDITIONAL INFORMATION

The Portfolio also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Highland's opinion, they are of a size that would disrupt management of the Portfolio.

In order to allow Highland to manage the Portfolio most effectively, Institutional Investors are strongly urged to initiate all trades (investments, exchanges and redemptions of shares) as early in the day as possible and to notify the Transfer Agent at least one day in advance of trades in excess of $1 million. In making these trade requests, the name of the Institutional Investor and the account number(s) must be supplied.

Transactions may be initiated by telephone. Please note that the Portfolio and its agents will not be responsible for any losses resulting from unauthorized telephone transactions if the Portfolio or its agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. The Portfolio or its agents may also record calls and an Institutional Investor should verify the accuracy of confirmation statements immediately after receipt. If an Institutional Investor does not want to be able to initiate redemptions and exchanges by telephone, please call the Transfer Agent for instructions.

CLASS II AND III

WHO MAY INVEST?

Class II and III shares are designed for individuals and other investors who seek mutual fund investment convenience plus a lower investment minimum. These classes offer investors differing expense and sales load structures to choose between. See "Fees and Expenses of the Bond Portfolio."

INVESTMENT REQUIREMENTS

The minimum initial investment in Class II and III shares is $1,000. Subsequent investments may be in any amount greater than $100. If you participate in the Systematic Investing Program (see "Systematic Investing Program" below) or the "A Plus/First Horizon Card Program" (a consumer discount card program provided by First Horizon Strategic Alliances, Inc., a subsidiary of First Tennessee), the minimum initial investment is $250, and subsequent investments may be in any amount of $25 or greater.

If you are an employee of First Tennessee or any of its affiliates and you participate in the Systematic Investing Program, the minimum initial investment is $50, and subsequent investments may be in any amount of $25 or greater. If your balance in the Portfolio falls below the applicable minimum investment requirement due to redemption, you may be given 30 days notice to reestablish the minimum balance. If you do not re-establish the minimum balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed on the day the account is closed.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $100, and the minimum investment requirement still applies (excluding the specific circumstances, stated above, which reduce the minimum investment requirement). The Portfolio reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.

You may initiate any transaction either directly or through your Investment Professional. Please note that the Portfolio and its agents will not be responsible for any losses resulting from unauthorized transactions if the Portfolio or its agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. Your Investment Professional may also record calls and you should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want to be able to redeem and exchange by telephone, please check the box on your application (if you invest directly) or, if you invest through an Investment Professional, please call them for instructions.

HOW DO I SET UP AN ACCOUNT?

You may set up an account directly in the Portfolio or you may invest in the Portfolio through your Investment Professional (see "How Do I Invest Through My Investment Professional" below). Shares will be purchased based on the NAV next calculated after the Transfer Agent has received the request in proper form. If you are investing through an Investment Professional, transactions that your Investment Professional initiates should be transmitted to the Transfer Agent before 4:00 p.m. Eastern Time in order for you to receive that day's share price. The Transfer Agent must receive payment within three business days after an order is placed. Otherwise, the purchase order may be canceled and you could be held liable for the resulting fees and/or losses. An investor will earn dividends declared, if any, on the day of purchase if the funds are received by the Transfer Agent that day.

HOW DO I INVEST DIRECTLY?

When opening a new account directly, you must complete and sign an account application and send it to First Funds, c/o Boston Financial Data Services, P.O. Box 8050, Boston, MA 02266-8050. Telephone representatives are available at 1-800-442-1941 (option 2), between the hours of 8:00 a.m. to 4:00 p.m. Central Time (9:00 a.m. to 5:00 p.m. Eastern Time), Monday through Friday.

Investments may be made in several ways:

BY MAIL: Make your check payable to FIRST FUNDS BOND PORTFOLIO, and mail it, along with the application, to the address indicated on the application. Your account will be credited on the business day that the Transfer Agent receives your application in good order.

BY BANK TRANSFER: Bank transfer allows you to move money between your bank account and your First Funds account. This automatic service allows you to transfer money from your bank account via the Automated Clearing House (ACH) network to your Portfolio account. First, a Portfolio account must be established, and an application sent to the Transfer Agent. Next, a deposit account must be opened at a bank providing bank transfer services and you must arrange for this service to be provided. Once you have completed this process, you can initiate a bank transfer by contacting a representative from your bank, providing the required information for the bank, and authorizing the transfer to take place. Please allow two or three days after the authorization for the transfer to occur.

BY WIRE: Call 1-800-442-1941 (option 2), to set up your Portfolio account to accommodate wire transactions. To initiate your wire transaction, call your depository institution. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:

         State Street Bank and Trust Company
         ABA #011000028
         First Funds
         Account #9905-440-5
         (Account Registration)
         (Account Number)
         (Wire Control Number) *See Below*

Prior to sending wires, please be sure to call 1-800-442-1941 (option 2), to receive a wire control number to be included in the body of the wire (see above).

Your bank may charge you a fee for this service.

HOW DO I REDEEM SHARES WHEN INVESTING DIRECTLY?

You may redeem all or a portion of your shares on any day that the Portfolio is open for business. Shares will be redeemed at the next calculated NAV after the Transfer Agent has received the redemption request and will earn dividends declared, if any, through the day prior to redemption. If a Portfolio account is closed, any accrued dividends will be paid at the beginning of the following month.

You may redeem shares in several ways:

BY MAIL: Write a "letter of instruction" with your name, the Portfolio's name, your account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application, along with a signature guarantee as described below.

A signature guarantee is designed to protect you, the Portfolio, and its agents from fraud. Your written request requires a signature guarantee if you wish to redeem more than $1,000 worth of shares; if your Portfolio account registration has changed within the last 30 days; if the check is not being mailed to the address on your account; if the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another First Funds account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers-dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public.

BY PHONE: Provided you have elected this option in advance, you may request a redemption of Portfolio shares by calling the Transfer Agent at 1-800-442-1941 (option 2). Your redemption proceeds can be sent to you in the mail or, as more fully described below, the proceeds can be sent directly to a bank account you designate by bank transfer or wire. For your protection, all telephone calls are recorded. Also, neither First Funds, First Tennessee, Highland, nor the Transfer Agent or any of their agents will be responsible for acting on telephone instructions they believe are genuine. For more information about telephone redemptions, please call 1-800-442-1941 (option 2).

BY BANK TRANSFER: When establishing your account in the Portfolio, you must have indicated this account privilege in order to authorize the redemption of monies with the proceeds transferred to your bank account. To authorize a redemption, simply contact the Transfer Agent at 1-800-442-1941 (option 2), and your redemption will be processed at the NAV next calculated. Please allow two or three days after the authorization for monies to reach your bank account.

BY WIRE: You may make redemptions by wire provided you have established a Portfolio account to accommodate wire transactions. If telephone instructions are received before 4:00 p.m. Eastern Time, proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent.

ADDITIONAL REDEMPTION REQUIREMENTS: The Portfolio may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven days. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. To the extent that Portfolio securities are traded in other markets on days when either the NYSE or the New York Federal Reserve is closed, the Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares. If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or you will receive payment based on the next determined NAV after the termination of the suspension.

HOW DO I INVEST THROUGH MY INVESTMENT PROFESSIONAL?

If you are investing through your Investment Professional, you may be required to set up a brokerage or agency account. Please call your Investment Professional for information on establishing an account. If you are purchasing shares of the Portfolio through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. Certain features of such programs may impose additional requirements and charges for the services rendered. Your Investment Professional may offer any or all of the services mentioned in this section, and is responsible for initiating all initial purchase transactions. Please contact your Investment Professional for information on these services.

SYSTEMATIC INVESTING PROGRAM

The Systematic Investing Program offers a simple way to maintain a regular investment program. You may arrange automatic transfers (minimum $25 per transaction) from your bank account to your First Funds account on a regular basis. When you participate in this program, the minimum initial investment in each Portfolio is $250. If you are an employee of First Tennessee or any of its affiliates, the minimum initial investment in the Portfolio is $50. You may change the amount of your automatic investment, skip an investment, or stop the Systematic Investing Program by calling the Transfer Agent at 1-800-442-1941 (option 2), or your Investment Professional at least three Business Days prior to your next scheduled investment date.

SYSTEMATIC WITHDRAWAL PLAN

You can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Plan payments are drawn from share redemptions and must be in the amount of $100 or more per Portfolio per month. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted. Please contact First Funds at 1-800-442-1941 (option 1) or your Investment Professional for more information.

ADDITIONAL INFORMATION

TAX-DEFERRED RETIREMENT PLANS: Retirement plans can offer significant tax savings to individuals. Please call ALPS at 1-800-442-1941 (option 1) or your Investment Professional for more information on the plans and their benefits, provisions and fees. The Transfer Agent or your Investment Professional can set up your new account in the Portfolio under one of several tax-deferred plans. These plans let you invest for retirement and defer or eliminate the tax on your investment income. Minimums may differ from those listed previously under "Investment Requirements." Plans include Individual Retirement Accounts (IRAs) Roth IRA's, Education IRAs, Rollover IRAs, Keogh Plans, and Simplified Employee Pension Plans (SEP-IRAs).

CLASS II

SALES LOADS

The public offering price for Class II shares is the sum of the NAV plus a sales load. As indicated below, a portion of this load may be reallowed to a broker-dealer which has entered into an agreement with ALPS, the Portfolio's Distributor. You may calculate your sales load as follows:

--------------------------------------------------------------------------------
                    TOTAL SALES LOAD FOR CLASS II SHARES
--------------------------------------------------------------------------------
                          AS A % OF OFFERING                     BROKER-DEALER
 AMOUNT OF TRANSACTION     PRICE PER SHARE      AS A % OF NAV     REALLOWANCE
--------------------------------------------------------------------------------
 Less than $100,000             3.75                3.90             3.25
--------------------------------------------------------------------------------
 $100,000 to $249,999           3.00                3.09             2.65
--------------------------------------------------------------------------------
 $250,000 to $499,999           2.25                2.30             2.00
--------------------------------------------------------------------------------
 $500,000 to $999,999           1.50                1.52             1.25
--------------------------------------------------------------------------------
 $1,000,000 and over            0.50                0.50              0.40
--------------------------------------------------------------------------------

The reallowance to ALPS may be changed from time to time. ALPS, at its expense, may provide additional non-cash promotional incentives to eligible representatives of Broker-Dealers in the form of attendance at a sales seminar at a resort. These incentives may be limited to certain eligible representatives of Broker-Dealers who have sold significant numbers of shares of any of the Portfolios of the Trust.

You may purchase Class II shares without a sales load if the purchase will be:

     (A) through an IRA, 401(k) Plan, 403(b) Plan or directed agency account if the trustee, custodian, or agent thereof is a direct or indirect subsidiary or franchisee bank of First Tennessee or its affiliates;

     (B) by registered representatives, directors, advisory directors, officers and employees (and their immediate families) of First Tennessee or its affiliates;

     (C) by a current or former Trustee, officer or employee of First Funds; the spouse of a First Funds Trustee, officer or employee; a First Funds Trustee acting as a custodian for a minor child or grandchild of a First Funds Trustee, officer or employee; or the child or grandchild of a current or former Trustee, officer or employee of First Funds who has reached the age of majority;

     (D) by a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code);

     (E) for use in a financial institution or investment adviser managed account for which a management or investment advisory fee is charged;

     (F) with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge within the past 60 days upon presentation of purchase verification information; or

     (G)  through certain promotions where the load is waived for investors.

In addition, you will not pay a sales load on the reinvestment of dividends or distributions in the Portfolio or any other First Funds Portfolio, or in connection with certain share exchanges as described under "How are Exchanges Made?" Further, you generally will not pay a sales load on Class II shares of the Portfolio which you buy using proceeds from the redemption of a First Funds Portfolio which does not charge a front-end load, if you obtained such shares through an exchange for Class II shares which you purchased with a sales load. A sales load will apply to your purchase of Class II shares in the foregoing situation only to the extent that the Portfolio's sales load exceeds the sales load you paid in the prior purchase of the Class II shares.

In addition, if you purchase Class II shares within 60 days after redeeming shares of the Portfolio, you will receive credit toward the sales load payable on the purchase to the extent of the sales load you paid on the shares you redeemed. This reinstatement privilege may be exercised only with respect to redemptions and purchases in the same First Funds Portfolio. The reinstatement privilege can be exercised only one time with respect to any particular redemption.

QUANTITY DISCOUNTS

You may be entitled to reduced sales charges through the Right of Accumulation or a Letter of Intent, even if you do not make an investment of a size that would normally qualify for a quantity discount.

To qualify for a reduction of or exception to the sales load, you or your Investment Professional must notify the Transfer Agent at the time of purchase or exchange. The reduction in sales load is subject to confirmation of your holdings through a check of records. The Trust may modify or terminate quantity discounts at any time. For more information about quantity discounts, contact your service organization or First Funds at 1-800-442-1941 (option 1).

RIGHT OF ACCUMULATION. The sales charge schedule under the heading "Sales Loads" shows that the sales load you will pay on Class II shares is reduced as your aggregate investment increases. The Right of Accumulation allows you to combine certain First Funds investments to determine your aggregate investment and the applicable reduced sales load. You may combine the amount of your investment in the Portfolio's Class II shares with the value of your investment in Class II of any other First Funds Portfolio you own and on which you paid a sales load.

If you are a participant in a First Funds IRA or if you are a trustee or custodian of another type of First Funds retirement plan, you may also include as part of your aggregate investment any holdings through the IRA or in the plan even if a load was not paid. If, for example, you beneficially own Class II shares of a First Funds Portfolio with an aggregate current value of $99,000 and you subsequently purchase shares of the Portfolio having a current value of $1,000, the load applicable to the subsequent purchase would be reduced to 3.50% of the offering price. Similarly, each subsequent purchase of First Funds Class II shares may be added to your aggregate investment at the time of purchase to determine the applicable sales loads.

LETTER OF INTENT. A Letter of Intent allows you to purchase Class II shares over a 13-month period at a reduced sales charge. The sales charge is based on the total amount you intend to purchase plus the total net asset value of Class II shares which you already own on which you have paid a sales load. If you are a participant in a First Funds IRA or if you are a trustee or custodian of another type of First Funds retirement plan, you may also credit towards completion of your Letter of Intent any Class II shares held through the IRA or in the plan, even if a load was not paid. Each investment you make during the period may be made at the reduced sales charge that would apply to the total amount you intend to invest. The reduced sales load applies only to new purchases.

If you do not invest the total amount within the period, you may pay the difference between the higher sales charge rate that would have been applied to the purchases you made and the reduced sales charge rate you have paid. Shares of the Portfolio equal to 5% of the amount you intend to invest will be held in escrow and, if you do not pay the difference within 20 days following the mailing of a request, the Transfer Agent will redeem a sufficient amount of your escrowed shares to pay the additional sales charge. After the terms of your Letter of Intent are fulfilled, the Transfer Agent will release your escrowed shares.

If your purchases qualify for a further sales load reduction in addition to that indicated in the Letter of Intent, the sales load will be adjusted to reflect your total purchases. Signing a Letter of Intent does not bind you to purchase the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. To apply, sign the Letter of Intent form at the time you purchase Class II shares. You will be entitled to the applicable sales load that is in effect at the date you submit the Letter of Intent until you complete your intended purchase.

QUALIFICATION OF DISCOUNTS. As shown in the schedule of Class II sales charges, larger purchases may result in lower sales charges to you. For purposes of determining the amount of purchases using the Right of Accumulation and Letter of Intent privileges, you may combine your purchase with:

    - purchases by your spouse for his, her or your joint account or for the account of any minor children, and

    - the aggregate investment of any trustee or other Institutional Investor for you and/or your spouse or your minor children.

A trustee or custodian of any qualified pension or profit sharing plan may combine its aggregate purchases.

OTHER. Class II shares also incur Shareholder Servicing Fees. See discussion under "Distribution Plans and Shareholder Servicing Plans."

CLASS III

Class III shares are bought with no front-end load. Therefore, the offering price for such shares will be at their NAV. Class III shares incur Distribution Fees and Shareholder Servicing Fees. See discussion under "Distribution Plans and Shareholder Servicing Plans."

DEFERRED SALES CHARGES. A contingent deferred sales charge (CDSC) of 1.00% is imposed on redemptions of Class III shares within the first year after purchase, based on the lower of the shares' cost and the current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In addition, any shares purchased in accounts established prior to November 2, 1998 are not subject to the CDSC.

ALL CLASSES

HOW ARE PORTFOLIO SHARES VALUED?

The term "net asset value per share," or NAV, means the worth of one share. The NAV of each Class of the Portfolio is calculated by adding that Class' pro rata share of the value of all securities and other assets attributable to the Portfolio, deducting that Class' pro rata share of portfolio liabilities, further deducting Class specific liabilities, and dividing the result by the number of shares outstanding in that Class.

The Portfolio is open for business each date that both the NYSE and the New York Federal Reserve are open (a "Business Day"). The NAV is calculated at the close of the Portfolio's business day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). Share price is not calculated on the days that the NYSE is closed.

When the Portfolio calculates the share price for each share Class, it values the securities it holds at market value. Sometimes market quotes from some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees of First Funds.

WHAT ARE MY DISTRIBUTION OPTIONS?

The Portfolio earns interest from bond, money market, and other fixed-income investments. These are passed along as dividend distributions. Income dividends for the Portfolio are declared daily and paid monthly. The Portfolio may realize capital gains if it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When you fill out your account application, you can specify how you want to receive your distributions. Currently, there are three available options:

1. REINVESTMENT OPTION. Your dividend distributions and capital gain distributions, if any, will be automatically reinvested in additional shares of the Portfolio. Reinvestment of distributions will be made at that day's NAV. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. You will be sent a check for each dividend and capital gain distribution, if any. Distribution checks will be mailed no later than seven days after the last day of the month.

3. INCOME-EARNED OPTION. Your capital gain distributions, if any, will be automatically reinvested, but you will be sent a check for any dividend distribution.

HOW ARE EXCHANGES MADE?

An exchange is the redemption of shares of one Portfolio and the purchase of shares of another. The exchange privilege is a convenient way to sell and buy shares of other Portfolios within First Funds. Not all First Funds Portfolios may be available in your state. Please check with your Investment Professional or call First Funds at 1-800-442-1941. Except as noted below, the Portfolio's shares may be exchanged for the same Class shares of other First Funds Portfolios. The redemption and purchase will be made at the NAV next determined after the exchange request is received and accepted by the Transfer Agent. You may execute exchange transactions by calling the Transfer Agent at 1-800-442-1941 (option 2) prior to 4:00 p.m. Eastern Time on any Business Day.

Class II shares of the First Funds Money Market Portfolios are not currently available for investment. Investors in Class II shares wishing to exchange into one of the Money Market Portfolios will receive Class III shares.

If you exchange shares subject to a CDSC the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any Portfolio into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares.

When making an exchange or opening an account in another Portfolio by exchange, the registration and tax identification numbers of the two accounts must be identical. In order to open a new account through exchange, the minimum initial investment requirements must be met.

Each exchange may produce a gain or loss for tax purposes. In order to protect the Portfolio's performance and its shareholders, First Tennessee and Highland discourage frequent exchange activity by investors in response to short-term market fluctuations. The Portfolio reserves the right to refuse any specific purchase order, including certain purchases by exchange if, in Highland's opinion, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be affected adversely. Exchanges or purchase orders may be restricted or refused if the Portfolio receives or anticipates individual or simultaneous orders affecting significant portions of the Portfolio's assets. Although the Portfolio will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Portfolio reserves the right to modify or withdraw the exchange privilege upon 60 days notice and to suspend the offering of shares in any Class without notice to shareholders. You or your Institutional Investor, if you are invested in Class I, will receive written confirmation of each exchange transaction.

Exchanges are generally not permitted from Class I to another Class. Should a beneficial owner of Class I shares cease to be eligible to purchase shares of Class I, Class I shares held in an Institutional Account may be converted to shares of another Class.

STATEMENTS AND REPORTS

You, or if Class I, the Institutional Investor, will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. A statement with tax information will be mailed by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you, or if Class I, the Institutional Investor, will receive the Portfolio's financial statements. To reduce expenses, only one copy of the Portfolio's reports (such as the Prospectus and Annual Report) will be mailed to each investor or, if Class I, each Institutional Investor. Please write to First Funds at 370 17th Street, Suite 3100, Denver, Colorado 80202 to request additional copies.

WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?

The Portfolio intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis. Any net capital gains realized are normally distributed in December. Income dividends for the Portfolio are declared daily and paid monthly.

FEDERAL TAXES. Distributions of gains from the sale of assets held by the Portfolio for more than one year generally are taxable to shareholders at the applicable long-term capital gains rate, regardless of how long they have owned their Portfolio shares. Distributions from other sources generally are taxed as ordinary income. When paid, dividends are taxable, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and paid in January are taxable as if paid on December 31. The Portfolio will send each investor or, if Class I, each Institutional Investor, an IRS Form 1099-DIV by January 31 of each year.

REDEMPTIONS AND EXCHANGES. A capital gain or loss may be realized when shares of the Portfolio are redeemed or exchanged. For most types of accounts, the Portfolio will report the proceeds of redemptions to each shareholder or, if Class I, the Institutional Investor, and the IRS annually. However, the tax treatment also depends on the purchase price and your personal tax position.

"BUYING A DIVIDEND." On the record date for a distribution of income or capital gains, the Portfolio's share price is reduced by the amount of the distribution. If shares are bought just before the record date ("buying a dividend"), the full price for the shares will by paid, and a portion of the price will be received back as a taxable distribution.

OTHER TAX INFORMATION. The information above is only a summary of some of the federal tax consequences generally affecting the Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal tax, distributions may be subject to state or local taxes.

Institutional Investors and other shareholders should consult their tax advisers for details and up-to-date information on the tax laws in your state to determine whether the Portfolio is suitable given your particular tax situation. It is not anticipated that the Portfolio's distributions will be exempt from Tennessee personal income tax, except to the extent that any distributions of income are attributable to interest on bonds or securities of the U.S. Government or any of its agencies or instrumentalities.

When you sign your account application, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you do not comply with IRS regulations, the IRS can require the Portfolio to withhold 31% of taxable distributions from your account.

--------------------------------------------------------------------------------
               DISTRIBUTION PLANS AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------

The Trustees have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act for Class III shares of the Portfolio (the "Distribution Plan"). The Distribution Plan permits the use of portfolio assets to compensate ALPS for its services and costs in distributing Class III shares and servicing shareholder accounts.

Under the Distribution Plan, ALPS receives an amount up to .75% of the average net assets of the Portfolio that are attributable to Class III shares. The Trustees have limited the amount that may be paid under the Distribution Plan to
 .50%. All or a portion of the fees paid to ALPS under the Distribution Plan will, in turn, be paid to certain broker-dealers, investment advisers, and other third parties (each an "Investment Professional" and collectively "Investment Professionals") as compensation for selling Class III shares and for providing ongoing sales support services.

The Trustees also have adopted Shareholder Servicing Plans on behalf of the Class II and Class III shares of the Portfolio. Under the Shareholder Servicing Plans, certain broker-dealers, banks, and other financial institutions (collectively "Service Organizations") are paid an amount equal to .25% of the average net assets of the Portfolio that are attributable to each Class of shares as compensation for shareholder services and account maintenance. These services include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.

Because the fees paid under the Distribution and the Shareholder Servicing Plans are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights Table is presented to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request by calling First Funds at 1-800-442-1941 (option
1).

BOND PORTFOLIO

                                                                                     CLASS I
                                                 ---------------------------------------------------------------------------------
                                                 For the Six Months
                                                 Ended December 31,                         For the Year
                                                     (Unaudited)                           Ended June 30,
                                                 ---------------------------------------------------------------------------------
                                                        1998         1998         1997         1996         1995       1994**
                                                        ----         ----         ----         ----         ----       ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $10.29        $9.84         $9.73        $9.91        $9.41     $10.00
                                                 ---------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   0.30         0.61          0.61         0.60         0.57       0.45
Net realized and unrealized gain (loss) on
   investments                                          0.16         0.45          0.11        (0.18)        0.50      (0.57)
                                                 ---------------------------------------------------------------------------------
Total from investment operations                        0.46         1.06          0.72         0.42         1.07      (0.12)
                                                 ---------------------------------------------------------------------------------
Distributions:
Net investment income                                  (0.30)       (0.61)        (0.61)       (0.60)       (0.57)     (0.46)
Net realized gain                                      (0.09)        -             -            -            -         (0.01)
                                                 ---------------------------------------------------------------------------------
Total distributions                                    (0.39)       (0.61)        (0.61)       (0.60)       (0.57)     (0.47)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of period                        $10.36       $10.29         $9.84        $9.73        $9.91      $9.41
                                                 ---------------------------------------------------------------------------------
                                                 ---------------------------------------------------------------------------------
TOTAL RETURN+                                           4.51%#      11.02%         7.58%        4.23%       11.87%     (1.38)%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)               $224,561     $219,088     $123,184     $107,832      $90,574    $75,686
Ratio of expenses to average daily net assets (1)       0.48%*       0.49%         0.49%        0.41%        0.35%      0.36%*
Ratio of net investment income to average net assets    5.68%*       5.98%         6.20%        5.99%        6.07%      5.07%*
Portfolio turnover rate                                   22%*         26%          56%          56%           23%       36%*

(1) During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.           0.88%*       0.89%         0.89%        0.91%        0.91%      0.96%*

FINANCIAL HIGHLIGHTS
BOND PORTFOLIO (CONTINUED)

                                                                                    CLASS II
                                                 ------------------------------------------------------------------------
                                                 For the Six Months
                                                 Ended December 31,                         For the Year
                                                     (Unaudited)                           Ended June 30,
                                                 ------------------------------------------------------------------------
                                                        1998                  1998             1997             1996**
                                                        ---                   ----             ----             ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $10.26                 $9.81             $9.71            $10.18
                                                 ------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   0.28                  0.57              0.57              0.29
Net realized and unrealized gain (loss) on
   investments                                          0.16                  0.46              0.10             (0.47)
                                                 ------------------------------------------------------------------------
Total from investment operations                        0.44                  1.03              0.67             (0.18)
                                                 ------------------------------------------------------------------------
Distributions:
Net investment income                                  (0.28)                (0.58)            (0.57)            (0.29)
Net realized gain                                      (0.09)                 -                 -                 -
                                                 ------------------------------------------------------------------------
Total distributions                                    (0.37)                (0.58)            (0.57)            (0.29)
                                                 ------------------------------------------------------------------------
Net asset value, end of period                        $10.33                $10.26             $9.81             $9.71
                                                 ------------------------------------------------------------------------
                                                 ------------------------------------------------------------------------

TOTAL RETURN+***                                        4.37%#               10.72%             7.12%            (1.75)%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $3,396                $1,801              $841               $67
Ratio of expenses to average daily net assets(1)        0.83%*                0.84%             0.90%             0.80%*
Ratio of net investment income to average net assets    5.33%*                5.63%             5.79%             5.61%*
Portfolio turnover rate                                   22%*                  26%               56%               56%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.            1.23%*                1.24%             1.30%             1.30%*

*   Annualized.
** Classes I and II commenced operations on August 2, 1993 and December 20, 1995, respectively.
*** Class II total return does not include the one time sales charge.
+ Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.

                                                                                    CLASS III
                                                 ------------------------------------------------------------------------------
                                                 For the Six Months
                                                 Ended December 31,                         For the Year
                                                     (Unaudited)                           Ended June 30,
                                                 ------------------------------------------------------------------------------
                                                        1998         1998         1997         1996         1995        1994**
                                                        ----         ----         ----         ----         ----        ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $10.27        $9.82         $9.71        $9.89        $9.40     $10.04
                                                 ------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   0.24         0.48          0.49         0.49         0.43       0.21
Net realized and unrealized gain (loss) on
   investments                                          0.16         0.46          0.11        (0.18)        0.49      (0.62)
                                                 ------------------------------------------------------------------------------
Total from investment operations                        0.40         0.94          0.60         0.31         0.92      (0.41)
                                                 ------------------------------------------------------------------------------
Distributions:
Net investment income                                  (0.24)       (0.49)        (0.49)       (0.49)       (0.43)     (0.22)
Net realized gain                                      (0.09)        -             -            -            -         (0.01)
                                                 ------------------------------------------------------------------------------
Total distributions                                    (0.33)       (0.49)        (0.49)       (0.49)       (0.43)     (0.23)
                                                 ------------------------------------------------------------------------------
Net asset value, end of period                        $10.34       $10.27         $9.82        $9.71        $9.89      $9.40
                                                 ------------------------------------------------------------------------------
                                                 ------------------------------------------------------------------------------

TOTAL RETURN+                                           3.89%#       9.72%         6.37%        3.11%       10.12%     (4.19)%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $2,722       $2,113        $2,553       $3,445       $1,916       $923
Ratio of expenses to average daily net assets(1)        1.65%*       1.67%         1.63%        1.49%        1.84%      1.82%*
Ratio of net investment income to average net assets    4.52%*       4.80%         5.07%        4.92%        4.58%      3.61%*
Portfolio turnover rate                                   22%*         26%           56%          56%          23%       36%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.           2.05%*       2.07%         2.03%        1.99%        3.35%      6.36%*

*   Annualized.
**  Class III commenced operations on December 2, 1993
+ Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The following information provides brief description of the securities in which the Portfolio may invest and the transactions it may make. The Portfolio is not limited by this discussion, however, and may purchase other types of securities and May enter into other types of transactions if they are consistent with the Portfolio's investment objective and policies.

DELAYED-DELIVERY AND WHEN-ISSUED TRANSACTIONS. The Portfolio may buy and sell obligations on an when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The market value of obligations purchased in this way may change before the delivery date, which could increase fluctuations in the Portfolio's share price, yield, and return. Ordinarily, the Portfolio will not earn interest on obligations until they are delivered.

DEMAND FEATURES AND STAND-BY COMMITMENTS. A demand features is a put that entitles the security holder to repayment of the principal amount of the underlying security at any time or at specified intervals. A standby commitment is a put that entities the security holder to same-day settlement at amortized cost plus accrued interest.

ILLIQUID INVESTMENTS. Under guidelines established by the Trustees, Highland determines the liquidity of the Portfolio's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expense, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. The Portfolio may invest up to 15% of its assets in illiquid investments and private placement.

RESTRICTED SECURITIES. The Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists, these restricted securities are not treated as illiquid securities for the purposes of the Portfolio's investment limitations. Investing in restricted securities could have the effect of increasing the level of Portfolio illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

LETTERS OF CREDIT. Issuers or financial intermediaries who provide features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit (LOCs) or other guarantees from domestic or foreign banks, LOCs also may be used as credit supports for municipal instruments. Highland may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, Highland will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

REFUNDING CONTRACTS. The Portfolio may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and the Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. Although the Portfolio may sell its rights under a refunding contract, these contracts are relatively new and the secondary market for them may be less liquid than the secondary market for other types of municipal securities.

U.S. TREASURY OBLIGATIONS. U.S. treasury obligations are obligations issued by the United States and backed by its full faith and credit.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments, including certain participation interests in municipal obligations, have interest rate adjustment formulas that help to stabilize their market values. Many variable ar floating rate instruments also carry demand features that permit the Portfolio to sell them at par value plus accrued interest on short notice.

                                                LOGO      370 Seventeenth Street
                                                          Suite 3100
                                                          Denver, Colorado 80202
                                                          www.firstfunds.com

--------------------------------------------------------------------------------
                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIO
--------------------------------------------------------------------------------

If you would like more information about the Portfolio, the following documents are available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains additional information about all aspects of the Portfolio. A current SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a copy of the SAI, write or call the Portfolio at the address or phone number listed below.

Information about the Portfolio (including the SAI) also may be reviewed and copied, upon payment of a duplicating fee, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Portfolio. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

ANNUAL AND SEMI-ANNUAL REPORTS

The Portfolio's annual and semi-annual reports provide additional information about the Portfolio's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year.

--------------------------------------------------------------------------------

   TO OBTAIN THE SAI OR THE MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT FOR THE PORTFOLIO FREE OF CHARGE, OR TO OBTAIN OTHER INFORMATION ABOUT THE PORTFOLIO, YOU MAY WRITE TO FIRST FUNDS AT 370 17TH STREET, SUITE 3100, DENVER, COLORADO
            80202 OR CALL FIRST FUNDS AT 1-800-422-1941 (OPTION 1).

--------------------------------------------------------------------------------

                                        Investment Company Act File No. 811-6589


                                          -------------------------------------
[LOGO First Tennessee]                    FIRST FUNDS
Investment Adviser
                                          - Are NOT insured by the FDIC or
                                            any other governmental agency.
                                          - Are NOT bank deposits or
                                            other obligations of or guaranteed
                                            by First Tennessee Bank National
                                            Association or any of its affiliates
[LOGO ALPS Mutual Funds Services]         - Involve investment risks, including
Sponsor and Distributor                     the possible loss of the principal
                                            amount invested.
                                          -------------------------------------

[LOGO]
                          INTERMEDIATE BOND PORTFOLIO


                                   PROSPECTUS
                              Dated ________, 1999

                                     CLASS I
                                    CLASS II
                                    CLASS III





                                     [ART]







     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

                                                                            PAGE

Investment Objective and Primary Risks .......................................1

Performance ..................................................................2

Fees and Expenses of the Portfolio ...........................................3

More Information about Investment Objectives, Strategies and Risks ...........4

Who Manages the Portfolio? ...................................................7

Portfolio Managers ...........................................................7

How to Invest in the Portfolio ...............................................7

Distribution Plans and Shareholders Servicing Plans .........................16

Financial Highlights ........................................................16

Appendix ...................................................................A-1

Additional Information about the Portfolio ..........................BACK COVER
--------------------------------------------------------------------------------












No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information o representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Trust or its Distributor in any jurisdiction where such an offering would not be lawful.

--------------------------------------------------------------------------------
                     INVESTMENT OBJECTIVE AND PRIMARY RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE -- The objective of the Intermediate Bond Portfolio (the "Portfolio") is to seek current income consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGY -- Under normal market conditions, the Portfolio primarily invests in investment-grade debt securities and obligations issued by the U.S. government and U.S. corporations, as well as investment-grade mortgage-backed and asset-backed securities. Investment-grade debt securities are securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P"). The Portfolio may also invest up to 5% of its net assets in unrated securities that the Sub-Adviser determines are of equivalent quality to the other securities in which the Portfolio invests. Unrated securities may be more speculative in nature than rated securities. The Portfolio also may invest in securities of foreign issuers and engage in foreign currency transactions.

The Portfolio primarily invests in short to intermediate bonds. While the Portfolio may invest in securities of any duration, the Portfolio's average portfolio maturity will range between 3 and 6 years. The Sub-Adviser may vary the average portfolio maturity based upon prevailing interest rates and economic conditions.

PRIMARY RISKS -- Because the Portfolio invests substantially all of its assets in fixed-income securities, they are subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

For more information about the risk factors identified above, please refer to the section entitled "Principal Investments" later in this prospectus. The Statement of Additional Information ("SAI") contains additional information about the risks associated with investing in the Portfolio.

--------------------------------------------------------------------------------
                                   FUND FACTS

GOAL:
To To seek high current income consistent with the preservation of capital.

PRINCIPAL INVESTMENTS:
- U.S. Government Obligations
- Debt Obligations Issued by U.S. Corporations
- Mortgage-Backed and other Asset-Back Securities

AVERAGE PORTFOLIO MATURITY:
  3-6 years

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
- Class I
- Class II
- Class III

INVESTMENT ADVISER:
- First Tennessee Bank National Association
  ("First Tennessee" or "Adviser")

INVESTMENT SUB-ADVISER:
- Martin & Company, Inc. ("Martin" or "Sub-Adviser")

PORTFOLIO MANAGERS:
- Ralph W. Herbert
- Ted L. Flickinger, Jr.

DISTRIBUTOR:
- ALPS Mutual Funds Services, Inc. ("ALPS")

--------------------------------------------------------------------------------

THE VALUE OF THE PORTFOLIO'S SHARES, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE. AN INVESTOR IN THE PORTFOLIO COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS OF TIME.

PLEASE REMEMBER THAT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE, AND AN INVESTMENT IN THE PORTFOLIO IS NOT A DEPOSIT OR ANY OTHER OBLIGATION OF A BANK, IS NOT INSURED, ENDORSED, OR GUARANTEED BY THE FDIC, A BANK OR ANY GOVERNMENT AGENCY, AND INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SHOULD I INVEST IN THE INTERMEDIATE BOND PORTFOLIO?

The Portfolio may be appropriate for you if:

- You are seeking higher potential returns than money market funds and you can tolerate the risks associated with investing in fixed income securities.

-    You are seeking an income mutual fund for an asset allocation program.

- You have a longer term investment perspective and are prepared to maintain your investment in the Portfolio for several years (REMEMBER, NO SINGLE INVESTMENT CAN PROVIDE AN EFFECTIVE, BALANCED INVESTMENT PLAN.)

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart and table can help you evaluate the potential risks of investing in the Portfolio. Both the bar chart and the table show the variability the Portfolio has experienced in its performance in the past. THE PAST PERFORMANCE OF THE PORTFOLIO DOES NOT INDICATE HOW IT WILL PERFORM IN THE FUTURE AND IS INTENDED TO BE USED FOR PURPOSES OF COMPARISON ONLY.

The performance of the Class I shares shown in the bar chart reflects the expenses associated with those shares from year to year.

--------------------------------------------------------------------------------
WHAT IS THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX?

The Lehman Brothers Intermediate Government/Corporate Bond Index represents an unmanaged diversified portfolio of investment grade bonds with maturities between one and ten year.

--------------------------------------------------------------------------------

                       YEAR-BY-YEAR TOTAL RETURN (CLASS I)
--------------------------------------------------------------------------------








Best Quarter (quarter ended September 30, 1998) -- 3.78%
Worst Quarter (quarter ended June 30, 1999) -- (0.68)%
--------------------------------------------------------------------------------

The following table lists the Portfolio's average year-by-year return by class over the past one, five, and ten year periods and since the inception of each class of shares. The table also compares the average annual total returns of each class of shares for the periods shown to the performance of the Lehman Brothers Intermediate Government/Corporate Bond Index over the same periods of time.

--------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURN
                      (for the period ended December 31, 1998)
--------------------------------------------------------------------------------
                        INCEPTION DATE           1 YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------
  CLASS I                   3/2/98                 N/A                 N/A
--------------------------------------------------------------------------------
  CLASS II                  3/9/98                 N/A                 N/A
--------------------------------------------------------------------------------
  CLASS III                 5/19/98                N/A                 N/A
--------------------------------------------------------------------------------
  LEHMAN BROTHERS
  INTERMEDIATE GOV'T/CORP.
  BOND INDEX                                      7.14%                N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIO
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

--------------------------------------------------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (fees paid directly from your investment)                CLASS I                  CLASS II                  CLASS III
--------------------------------------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on                    None                      2.50%                      None
  purchases as a percentage of offering price
--------------------------------------------------------------------------------------------------------------------------
  Maximum deferred sales charge (load)                      None                      None                      1.00%*/
  (as a percentage of original purchase price
  or redemption proceeds, as applicable)
--------------------------------------------------------------------------------------------------------------------------
  ANNUAL PORTFOLIO OPERATING EXPENSES
  (expenses that are deducted from portfolio assets)
  (for the year ended june 30, 1998)
--------------------------------------------------------------------------------------------------------------------------
  Management Fees**/                                       .50%                       .50%                      .50%
--------------------------------------------------------------------------------------------------------------------------
  Distribution (12b-1) Fees                                .00%                       .00%                      .75%***/
--------------------------------------------------------------------------------------------------------------------------
  Other Expenses                                           .37%                       .65%                      .65%
                                                           ----                       ----                      ----
--------------------------------------------------------------------------------------------------------------------------
  Total Portfolio Operating Expenses                       .87%                      1.15%                     1.90%
                                                           ----                      -----                     -----
--------------------------------------------------------------------------------------------------------------------------

*/Applied to redemptions made during the first year after purchase. No deferred sales charges are imposed on redemptions from Class III after one year from date of purchase.
**/First Tennessee, as Investment Adviser, has voluntarily agreed to waive the entire investment management fee that it is entitled to receive under the Investment Advisory and Management.
***/The Trustees have agreed to limit the 12b-1 fees applicable to Class III shares to .50%.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. The example shows the cumulative amount of portfolio expenses you would pay on a hypothetical investment of $10,000 in each class of shares offered by the Portfolio. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                           ASSUMING REDEMPTION                       ASSUMING NO
                            AT END OF PERIOD                         REDEMPTION
--------------------------------------------------------------------------------
                    CLASS I      CLASS II      CLASS III             CLASS III
--------------------------------------------------------------------------------
  After 1 year        $89          $364          $293                  $193
--------------------------------------------------------------------------------
  After 3 years      $277          $606          $597                  $597
--------------------------------------------------------------------------------
  After 5 years      $482          $867         $1,026                $1,026
--------------------------------------------------------------------------------
  After 10 years    $1,072        $1,611        $2,219                $2,219
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       MORE INFORMATION ABOUT INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OUR INVESTMENT STRATEGY -- The Portfolio seeks current income while attempting to minimize risk to principal by assembling a portfolio of income producing obligations that Martin believes will provide the optimal balance between risk and return within the universe of securities in which the Portfolio is permitted to invest. In selecting securities for the Portfolio, Martin uses a seven factor risk analysis that evaluates a number of factors concerning the security, including: the security's return potential, the issuer's creditworthiness, and the current price of the security compared to Martin's estimate of the security's long-term value. In making investment decisions, Martin also considers the affect purchasing the security would have on certain characteristics of the Portfolio. More particularly, Martin considers the effect the security will have on the Portfolio's target duration and yield curve and sector spread characteristics. Martin believes that by lessening the effect of market and interest rate risk, investors should experience greater overall returns; accordingly, during periods of fluctuating economic conditions and interest rates, Martin may attempt to minimize market risk by adjusting the dollar-weighted average maturity of the Portfolio. Martin also will attempt to time Portfolio transactions to take advantage of anticipated changes in interest rates.

PRINCIPAL INVESTMENTS -- The following table describes the securities in which the Portfolio typically invests and the principal risks associated with those securities.

--------------------------------------------------------------------------------
            SECURITIES                      PRINCIPAL RISKS ASSOCIATED WITH
                                                      THE SECURITY
--------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS: Corporate    CALL RISK -- The risk that an issuer
debt obligations include bonds, notes,   will exercise its right to pay
debentures, and other obligations of     principal on an obligation held by the
corporate entities to pay interest and   Portfolio (such as a mortgage backed
repay principal.                         security) earlier than expected. This
                                         may happen when there is a decline in
                                         interest rates. Under these
                                         circumstances, the Portfolio may be
                                         unable to recoup all of its initial
                                         investment and will also suffer from
                                         having to reinvest in lower yielding
                                         securities.

                                         CREDIT RISK -- The risk that the
                                         issuer of a security, or a party to a
                                         contract, will default or otherwise
                                         not honor a financial obligation.

                                         EXTENSION RISK -- The risk that an
                                         issuer will exercise its right to pay
                                         principal on an obligation held by the
                                         Portfolio (such as a Mortgage-Backed
                                         Security) later than expected. This
                                         may happen when there is a rise in
                                         interest rates. Under these
                                         circumstances, the value of the
                                         obligation will decrease and the
                                         Portfolio will also suffer from the
                                         inability to invest in higher yielding
                                         securities.

                                         INTEREST RATE RISK -- The risk of a
                                         decline in market value of an interest
                                         bearing instrument due to changes in
                                         interest rates. For example, a rise in
                                         interest rates typically will cause
                                         the value of a fixed rate security to
                                         fall. On the other hand, a decrease in
                                         interest rates will cause the value of
                                         a fixed rate security to increase.

                                         LIQUIDITY RISK -- The risk that
                                         certain securities or other
                                         investments may be difficult or
                                         impossible to sell at the time the
                                         Portfolio would like to sell them or
                                         it may be difficult for the Portfolio
                                         to sell the investment for the value
                                         the Portfolio has placed on it.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES                                  PRINCIPAL RISKS ASSOCIATED WITH
                                                      THE SECURITY
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS: U.S.        CALL RISK
government obligations are debt
obligations issued or guaranteed by      EXTENSION RISK
the U.S. Treasury or by an agency or
instrumentality of the U.S.              INTEREST RATE RISK
government. Not all U.S. government
obligations are backed by the full
faith and credit of the United States.
For example, obligations issued by the
Federal Farm Credit Bank or by the
Federal National Mortgage Association
are supported by the agency's right to
borrow money from the U.S. Treasury
under certain circumstances. There is
no guarantee that the government will
support these types of obligations,
and, therefore, they involve more risk
than other government obligations.
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES:              CALL RISK
Mortgage-backed securities represent
direct or indirect participations in,    CREDIT RISK
or are collateralized by and payable
from, mortgage loans secured by real     EXTENSION RISK
property. Mortgage-backed securities
can be backed by either fixed rate       INTEREST RATE RISK
mortgage loans or adjustable rate
mortgage loans, and may be issued by     LIQUIDITY RISK
either a governmental or
non-governmental entity. Typically,
mortgage-backed securities issued by
private entities do not have the same
credit standing as mortgage-backed
securities issued or guaranteed by the
U.S. Government.
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Asset-backed    CREDIT RISK
securities are securities whose
principal and interest payments are      INTEREST RATE RISK
collateralized by pools of assets such
as auto loans, credit card               LIQUIDITY RISK
receivables, leases, installment
contracts and personal property.
Principal and interest payments may be
credit enhanced by a letter of credit,
a pool insurance policy or a
senior/subordinated structure.
--------------------------------------------------------------------------------
SECURITIES OF FOREIGN ISSUERS: The       FOREIGN INVESTMENT RISK -- The risk
Portfolio may invest the majority of     that foreign securities may be
its assets in securities of issuers      adversely affected by political
that are organized outside of the        instability of the issue's country,
United States. Investing in securities   changes in currency exchange rates,
of foreign issuers and non-dollar        foreign economic conditions, or
securities may involve risks that are    regulatory and reporting standards
not normally associated with             that are less stringent than those of
dollar-denominated securities of         the United States. Foreign investment
domestic issuers. The risks associated   risks will normally be greatest when a
with such securities normally will be    Fund invests in issuers located in
greatest when the Fund invests in        emerging countries.
issuers located in emerging countries.
                                         LIQUIDITY RISK

                                         MARKET RISK

                                         VALUATION RISK

                                         CREDIT RISK
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES                                  PRINCIPAL RISKS ASSOCIATED WITH
                                                      THE SECURITY
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS AND REVERSE        CREDIT RISK
REPURCHASE AGREEMENTS: Repurchase
agreements involve the purchase of a
security by a purchaser and a
simultaneous agreement by the seller
(generally a bank or dealer) to
repurchase the security from the
purchaser at a specified date or on
demand. This technique offers a method
of earning income on idle cash.
Reverse repurchase agreements involve
the sale of a security to another
party (generally a bank or dealer) in
return for cash and an agreement to
buy the security back at a specified
price and time.
--------------------------------------------------------------------------------

In addition to the securities identified above, the Portfolio may, from time to time, engage in the following investment practices or techniques:

BORROWING FROM BANKS. The Portfolio may borrow money from banks (up to 33 1/3% of the Portfolio's total assets) for temporary or emergency purposes.

DERIVATIVE INSTRUMENTS. The Portfolio    ---------------------------------------
may invest in instruments and             WHAT IS A DERIVATIVE INSTRUMENT?
securities generally known as
derivative investments for hedging        A derivative is a financial contract
purposes only. These investments may      whose value is based on (or "derived"
include the use of forward currency       from) a traditional security (such as
contracts, put and call option            a stock or bond), an asset (such as a
contracts, zero coupon bonds, and         commodity like gold), or a market
stripped fixed-income obligations.        index (such as the S&P 500 Index).
                                          Futures and options are derivatives
Highland may not buy any of these         that have been traded on regulated
instruments or use any of these           exchanges for more than two decades.
techniques unless it believes that       ---------------------------------------
doing so will help the Portfolio
achieve its investment objective. Use of these instruments and techniques can alter the risk and return characteristics of the Portfolio. They may increase the Portfolio's volatility and may involve the investment of a small amount of cash relative to the magnitude of the risk assumed. They also may result in a loss of principal if Highland judges market conditions incorrectly or employs a strategy that does not correlate well with the investment strategy of the Portfolio. Positions in options involve the risk that such options may fail as a hedging technique and that closing transactions may not be effected where a liquid secondary market does not exist.

LENDING SECURITIES. The Portfolio may temporarily lend up to 33 1/3% of its portfolio securities to broker-dealers and institutions, but only when the loans are fully collateralized.

TEMPORARY DEFENSIVE POSITION. In response to adverse economic or market conditions, the Portfolio may invest without limit in short-term money market securities including, but not limited to, U.S. Government obligations, commercial paper, and certificates of deposit. This strategy is inconsistent with the investment objective and principal investment strategies of the Portfolio, and if employed, could result in the Portfolio achieving a lower return than it might have achieved under normal market conditions.

For more information about the securities in which the Portfolio invests, please refer to the Appendix to this Prospectus and the SAI.

YEAR 2000 AND EURO READINESS. Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information with respect to the Year 2000. Similar adverse affects could result if computers do not properly process information based on the conversion of the Euro, the new currency of the European Union which took effect on January 1, 1999. The Portfolio has received reasonable assurances from its service providers that they are addressing these issues to preserve smooth trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.

These computer problems could also adversely affect the Portfolio's investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers.

--------------------------------------------------------------------------------
                           WHO MANAGES THE PORTFOLIO?
--------------------------------------------------------------------------------

First Tennessee, 530 Oak Court Dr., Memphis, Tennessee, serves as Investment Adviser to the Portfolio. For managing its investment and business affairs, the Intermediate Bond Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of .50% of its average net assets. First Tennessee has voluntarily agreed to waive the entire management fee that it is entitled to receive under the Investment Advisory and Management Agreement.

First Tennessee serves as an investment adviser to individual, corporate and institutional advisory clients, pension plans and collective investment funds, with approximately $16 billion in assets under administration (including nondiscretionary accounts) and $4 billion in assets under management as of June 30, 1998, as well as experience in supervising sub-advisers.

Martin serves as the Sub-Adviser to the Portfolio. In January 1998, Martin became an investment advisory subsidiary of First Tennessee National Corporation, which also owns First Tennessee. Martin and its predecessors have been in the investment advisory business for over 8 years and have considerable experience in securities selection, including expertise in the selection of fixed-income securities. Martin has not previously advised or sub-advised a registered investment company such as First Funds, although Martin is subject to the supervision of First Tennessee, which has a history of investment management since 1929 and has served as the investment adviser to First Funds since its inception in 1992. Martin has a total of $1.6 billion in assets under management as of June 30, 1998.

First Tennessee is obligated to pay Martin a monthly sub-advisory fee at the annual rate of 0.30% of the Portfolio's average net assets. The Portfolio is not responsible for paying any portion of Martin's sub-advisory fee. Martin has agreed to voluntarily waive its sub-advisory fee, although this waive could be discontinued in whole or in part at any time. Martin's principal office is located at Two Centre Square, Suite 200, 625 South Gay Street, Knoxville, TN 37902.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

[PHOTO] Ralph W. Herbert, Vice President and Fixed Income Portfolio Manager with Martin, is a co-manager for the Tennessee Tax-Free Portfolio. Mr. Herbert has over 19 years of experience in the financial services industry and specializes in fixed-income securities. Mr. Herbert is a 1977 graduate of The University of Tennessee.

                        Ted L. Flickinger, Jr., Senior Vice President and Fixed Income Portfolio Manager with Martin, co-manages the Tennessee Tax-Free Portfolio with Mr. Herbert. Mr. Flickinger is a Chartered Financial Analyst and has over 20 years of experience in the investment management industry, at least 8 of which have been with Martin concentrating on fixed-income securities. Mr. Flickinger is a 1977 graduate of the University of Tennessee.

--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

CLASS I

WHO MAY INVEST?

Class I shares are designed exclusively for investment of monies held in non-retail trust, advisory, agency, custodial or similar accounts ("Institutional Accounts"). Class I shares may be purchased for Institutional Accounts by financial institutions, business organizations, corporations, municipalities, non-profit institutions, and other institutional investors serving in a trust, advisory, agency, custodial or similar capacity (each an "Institutional Investor" and collectively "Institutional Investors") who meet the investment threshold for this Class of shares.

HOW IS AN INSTITUTIONAL ACCOUNT ESTABLISHED?

An initial investment must be preceded by or made in conjunction with the establishment of an Institutional Account with an Institutional Investor. Establishment of an Institutional Account may require that documents and applications be completed and signed before the investment can be implemented. The Institutional Investor may require that certain documents be provided prior to making a redemption from the Portfolio.

Institutional Investors may charge fees in addition to those described herein. Fee schedules for Institutional Accounts are available upon request from the Institutional Investor and are detailed in the agreements by which each client opens an account with an Institutional Investor.

HOW ARE INVESTMENTS MADE?

Each Institutional Investor will transmit orders to Boston Financial Data Services (the "Transfer Agent"). If an order is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on any Business Day (as defined in the section "How Are Portfolio Shares Valued?") and the funds are received by the Transfer Agent that day, the investment will earn dividends declared, if any, on the day following purchase. Institutional Investors will wire funds through the Federal Reserve System. Purchases will be processed at the net asset value per share
(NAV) calculated after an order is received and accepted by the Transfer Agent. The Portfolio requires advance notification of all wire purchases. To secure same day acceptance of federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability), an Institutional Investor must call the Transfer Agent at 1-800-442-1941 (option
2), prior to 4:00 p.m. Eastern Time on any Business Day to advise it of the wire. The Trust may discontinue offering its shares in any Class of the Portfolio without notice to shareholders.

MINIMUM INVESTMENT AND ACCOUNT BALANCE. The minimum initial investment for each Institutional Investor is $750,000. Institutional Investors may satisfy the minimum investment by aggregating their Institutional Accounts within the Portfolio. Subsequent investments may be in any amount. If an Institutional Investor's Class I account falls below $375,000 due to redemption, the Portfolio may close the account. An Institutional Investor may be notified if the minimum balance is not being maintained and will be allowed 30 days to make additional investments before the account is closed. Shares will be redeemed at the NAV on the day the account is closed, and proceeds will be sent to the address of record.

Should an Institutional Investor or a beneficial owner of Class I shares cease to be eligible to participate in this Class, Class I shares held in an Institutional Account may be converted to Class II or Class III shares. Any such conversion will be made on the basis of the relative NAVs of the two Classes without the imposition of any sales load, fee or other charge. Institutional Investors or beneficial owners will receive at least 30 days prior notice of any proposed conversion.

--------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE BOND PORTFOLIO OFFER?

The Portfolio offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities; however, each class is subject to different expenses and likely will have different share prices. When you buy shares, be sure to tell us the class of shares in which you would like to invest.

CLASS I SHARES. Class I shares are offered to institutional investors exclusively. Class I shares are not subject to any sales loads and do not incur distribution or shareholder servicing fees.

CLASS II SHARES. Class II shares are offered to investors subject to an up-front sales load. Under certain circumstances described later in this prospectus, the sales load may be waived. The sales load is reflected in the offering price of the Class II shares. Class II shares also incur shareholder servicing fees.

CLASS III SHARES. Class III shares are offered to investors without the imposition of any up-front sales load; however, you will pay a contingent deferred sales charge ("CDSC") of 1.00% if you redeem the shares within one year from the date of purchase. The Class III shares also incur distribution and shareholder servicing fees.
--------------------------------------------------------------------------------

HOW ARE REDEMPTIONS MADE?

Institutional Investors may redeem all or a portion of their account shares on any Business Day. Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request and will earn dividends declared, if any, through the day of redemption. If an account is closed, any accrued dividends will be paid at the beginning of the following month.

Institutional Investors may make redemptions by wire provided they have established a wire account with the Transfer Agent. Please call 1-800-442-1941 (option 2), to advise the Transfer Agent of the wire. If telephone instructions are received before 4:00 p.m. Eastern Time on any Business Day, proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. The Institutional Investor may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent at P.O. Box 8050, Boston, MA, 02266.

Pursuant to the Investment Company Act of 1940, as amended, if making immediate payment of redemption proceeds could adversely affect the Portfolio, payments may be made up to seven days later. Also, when the New York Stock Exchange
(NYSE) is closed (or when trading is restricted) for any reason other than customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. To the extent Portfolio securities are traded in other markets on days when either the NYSE or the Federal Reserve Bank of New York (New York Federal Reserve) is closed, the Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares.

If transactions by telephone cannot be executed (for example, during times of unusual market activity), orders may be placed by mail to the Transfer Agent. In case of suspension of the right of redemption, the Institutional Investor may either withdraw its request for redemption or it will receive payment based on the NAV next determined after the termination of the suspension.

ADDITIONAL INFORMATION

The Portfolio also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Martin's opinion, they are of a size that would disrupt management of the Portfolio.

In order to allow Martin to manage the Portfolio most effectively, Institutional Investors are strongly urged to initiate all trades (investments, exchanges and redemptions of shares) as early in the day as possible and to notify the Transfer Agent at least one day in advance of trades in excess of $1 million. In making these trade requests, the name of the Institutional Investor and the account number(s) must be supplied.

Transactions may be initiated by telephone. Please note that the Portfolio and its agents will not be responsible for any losses resulting from unauthorized telephone transactions if the Portfolio or its agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. The Portfolio or its agents may also record calls and an Institutional Investor should verify the accuracy of confirmation statements immediately after receipt. If an Institutional Investor does not want to be able to initiate redemptions and exchanges by telephone, please call the Transfer Agent for instructions.

CLASS II AND III

WHO MAY INVEST?

Class II and III shares are designed for individuals and other investors who seek mutual fund investment convenience plus a lower investment minimum. These classes offer investors differing expense and sales load structures to choose between. See "Fees and Expenses of the Intermediate Bond Portfolio".

INVESTMENT REQUIREMENTS

The minimum initial investment in Class II and III shares is $1,000. Subsequent investments may be in any amount greater than $100. If you participate in the Systematic Investing Program (see "Systematic Investing Program" below) or the "A Plus/First Horizon Card Program" (a consumer discount card program provided by First Horizon Strategic Alliances, Inc., a subsidiary of First Tennessee), the minimum initial investment is $250, and subsequent investments may be in any amount of $25 or greater.

If you are an employee of First Tennessee or any of its affiliates and you participate in the Systematic Investing Program, the minimum initial investment is $50, and subsequent investments may be in any amount of $25 or greater. If your balance in the Portfolio falls below the applicable minimum investment requirement due to redemption, you may be given 30 days notice to reestablish the minimum balance. If you do not re-establish the minimum balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed on the day the account is closed.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $100, and the minimum investment requirement still applies (excluding the specific circumstances, stated above, which reduce the minimum investment requirement). The Portfolio reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.

You may initiate any transaction either directly or through your Investment Professional. Please note that the Portfolio and its agents will not be responsible for any losses resulting from unauthorized transactions if the Portfolio or its agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. Your Investment Professional may also record calls and you should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want to be able to redeem and exchange by telephone, please check the box on your application (if you invest directly) or, if you invest through an Investment Professional, please call them for instructions.

HOW DO I SET UP AN ACCOUNT?

You may set up an account directly in the Portfolio or you may invest in the Portfolio through your Investment Professional (see "How Do I Invest Through My Investment Professional" below). Shares will be purchased based on the NAV next calculated after the Transfer Agent has received the request in proper form. If you are investing through an Investment Professional, transactions that your Investment Professional initiates should be transmitted to the Transfer Agent before 4:00 p.m. Eastern Time in order for you to receive that day's share price. The Transfer Agent must receive payment within three business days after an order is placed. Otherwise, the purchase order may be canceled and you could be held liable for the resulting fees and/or losses. An investor will earn dividends declared, if any, on the day of purchase if the funds are received by the Transfer Agent that day.

HOW DO I INVEST DIRECTLY?

When opening a new account directly, you must complete and sign an account application and send it to First Funds, c/o Boston Financial Data Services, P.O. Box 8050, Boston, MA 02266-8050. Telephone representatives are available at 1-800-442-1941 (option 2), between the hours of 8:00 a.m. to 4:00 p.m. Central Time (9:00 a.m. to 5:00 p.m. Eastern Time), Monday through Friday.

Investments may be made in several ways:

BY MAIL: Make your check payable to FIRST FUNDS INTERMEDIATE BOND PORTFOLIO, and mail it, along with the application, to the address indicated on the application. Your account will be credited on the business day that the Transfer Agent receives your application in good order.

BY BANK TRANSFER: Bank transfer allows you to move money between your bank account and your First Funds account. This automatic service allows you to transfer money from your bank account via the Automated Clearing House (ACH) network to your Portfolio account. First, a Portfolio account must be established, and an application sent to the Transfer Agent. Next, a deposit account must be opened at a bank providing bank transfer services and you must arrange for this service to be provided. Once you have completed this process, you can initiate a bank transfer by contacting a representative from your bank, providing the required information for the bank, and authorizing the transfer to take place. Please allow two or three days after the authorization for the transfer to occur.

BY WIRE: Call 1-800-442-1941 (option 2), to set up your Portfolio account to accommodate wire transactions. To initiate your wire transaction, call your depository institution. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:

         State Street Bank and Trust Company
         ABA #011000028
         First Funds
         Account #9905-440-5
         (Account Registration)
         (Account Number)
         (Wire Control Number) *See Below*

Prior to sending wires, please be sure to call 1-800-442-1941 (option 2), to receive a wire control number to be included in the body of the wire (see above).

Your bank may charge you a fee for this service.

HOW DO I REDEEM SHARES WHEN INVESTING DIRECTLY?

You may redeem all or a portion of your shares on any day that the Portfolio is open for business. Shares will be redeemed at the next calculated NAV after the Transfer Agent has received the redemption request and will earn dividends declared, if any, through the day prior to redemption. If a Portfolio account is closed, any accrued dividends will be paid at the beginning of the following month.

You may redeem shares in several ways:

BY MAIL: Write a "letter of instruction" with your name, the Portfolio's name, your account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application, along with a signature guarantee as described below.

A signature guarantee is designed to protect you, the Portfolio, and its agents from fraud. Your written request requires a signature guarantee if you wish to redeem more than $1,000 worth of shares; if your Portfolio account registration has changed within the last 30 days; if the check is not being mailed to the address on your account; if the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another First Funds account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers-dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public.

BY PHONE: Provided you have elected this option in advance, you may request a redemption of Portfolio shares by calling the Transfer Agent at 1-800-442-1941 (option 2). Your redemption proceeds can be sent to you in the mail or, as more fully described below, the proceeds can be sent directly to a bank account you designate by bank transfer or wire. For your protection, all telephone calls are recorded. Also, neither First Funds, First Tennessee, Martin, nor the Transfer Agent or any of their agents will be responsible for acting on telephone instructions they believe are genuine. For more information about telephone redemptions, please call 1-800-442-1941 (option 2).

BY BANK TRANSFER: When establishing your account in the Portfolio, you must have indicated this account privilege in order to authorize the redemption of monies with the proceeds transferred to your bank account. To authorize a redemption, simply contact the Transfer Agent at 1-800-442-1941 (option 2), and your redemption will be processed at the NAV next calculated. Please allow two or three days after the authorization for monies to reach your bank account.

BY WIRE: You may make redemptions by wire provided you have established a Portfolio account to accommodate wire transactions. If telephone instructions are received before 4:00 p.m. Eastern Time, proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent.

ADDITIONAL REDEMPTION REQUIREMENTS: The Portfolio may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven days. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. To the extent that Portfolio securities are traded in other markets on days when either the NYSE or the New York Federal Reserve is closed, the Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares. If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or you will receive payment based on the next determined NAV after the termination of the suspension.

HOW DO I INVEST THROUGH MY INVESTMENT PROFESSIONAL?

If you are investing through your Investment Professional, you may be required to set up a brokerage or agency account. Please call your Investment Professional for information on establishing an account. If you are purchasing shares of the Portfolio through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. Certain features of such programs may impose additional requirements and charges for the services rendered. Your Investment Professional may offer any or all of the services mentioned in this section, and is responsible for initiating all initial purchase transactions. Please contact your Investment Professional for information on these services.

SYSTEMATIC INVESTING PROGRAM

The Systematic Investing Program offers a simple way to maintain a regular investment program. You may arrange automatic transfers (minimum $25 per transaction) from your bank account to your First Funds account on a regular basis. When you participate in this program, the minimum initial investment in each Portfolio is $250. If you are an employee of First Tennessee or any of its affiliates, the minimum initial investment in the Portfolio is $50. You may change the amount of your automatic investment, skip an investment, or stop the Systematic Investing Program by calling the Transfer Agent at 1-800-442-1941 (option 2), or your Investment Professional at least three Business Days prior to your next scheduled investment date.

SYSTEMATIC WITHDRAWAL PLAN

You can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Plan payments are drawn from share redemptions and must be in the amount of $100 or more per Portfolio per month. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted. Please contact First Funds at 1-800-442-1941 (option 1) or your Investment Professional for more information.

ADDITIONAL INFORMATION

TAX-DEFERRED RETIREMENT PLANS: Retirement plans can offer significant tax savings to individuals. Please call ALPS at 1-800-442-1941 (option 1) or your Investment Professional for more information on the plans and their benefits, provisions and fees. The Transfer Agent or your Investment Professional can set up your new account in the Portfolio under one of several tax-deferred plans. These plans let you invest for retirement and defer or eliminate the tax on your investment income. Minimums may differ from those listed previously under "Investment Requirements." Plans include Individual Retirement Accounts (IRAs) Roth IRA's, Education IRAs, Rollover IRAs, Keogh Plans, and Simplified Employee Pension Plans (SEP-IRAs).

CLASS II

SALES LOADS

The public offering price for Class II shares is the sum of the NAV plus a sales load. As indicated below, a portion of this load may be reallowed to a broker-dealer which has entered into an agreement with ALPS, the Portfolio's Distributor. You may calculate your sales load as follows:

--------------------------------------------------------------------------------
                      TOTAL SALES LOAD FOR CLASS II SHARES
--------------------------------------------------------------------------------
                           AS A % OF OFFERING                     BROKER-DEALER
   AMOUNT OF TRANSACTION     PRICE PER SHARE     AS A % OF NAV     REALLOWANCE
--------------------------------------------------------------------------------
   Less than $100,000             2.50               2.56             2.25
--------------------------------------------------------------------------------
   $100,000 to $249,999           2.00               2.04             1.75
--------------------------------------------------------------------------------
   $250,000 to $499,999           1.75               1.78             1.50
--------------------------------------------------------------------------------
   $500,000 to $999,999           1.25               1.27             1.00
--------------------------------------------------------------------------------
   $1,000,000 and over            0.50               0.50             0.40
--------------------------------------------------------------------------------

The reallowance to ALPS may be changed from time to time. ALPS, at its expense, may provide additional non-cash promotional incentives to eligible representatives of Broker-Dealers in the form of attendance at a sales seminar at a resort. These incentives may be limited to certain eligible representatives of Broker-Dealers who have sold significant numbers of shares of any of the Portfolios of the Trust.

You may purchase Class II shares without a sales load if the purchase will be:

      (A) through an IRA, 401(k) Plan, 403(b) Plan or directed agency account if the trustee, custodian, or agent thereof is a direct or indirect subsidiary or franchisee bank of First Tennessee or its affiliates;

      (B) by registered representatives, directors, advisory directors, officers and employees (and their immediate families) of First Tennessee or its affiliates;

      (C) by a current or former Trustee, officer or employee of First Funds; the spouse of a First Funds Trustee, officer or employee; a First Funds Trustee acting as a custodian for a minor child or grandchild of a First Funds Trustee, officer or employee; or the child or grandchild of a current or former Trustee, officer or employee of First Funds who has reached the age of majority;

      (D) by a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code);

      (E) for use in a financial institution or investment adviser managed account for which a management or investment advisory fee is charged;

      (F) with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge within the past 60 days upon presentation of purchase verification information; or

      (G)   through certain promotions where the load is waived for investors.

In addition, you will not pay a sales load on the reinvestment of dividends or distributions in the Portfolio or any other First Funds Portfolio, or in connection with certain share exchanges as described under "How are Exchanges Made?" Further, you generally will not pay a sales load on Class II shares of the Portfolio which you buy using proceeds from the redemption of a First Funds Portfolio which does not charge a front-end load, if you obtained such shares through an exchange for Class II shares which you purchased with a sales load. A sales load will apply to your purchase of Class II shares in the foregoing situation only to the extent that the Portfolio's sales load exceeds the sales load you paid in the prior purchase of the Class II shares.

In addition, if you purchase Class II shares within 60 days after redeeming shares of the Portfolio, you will receive credit toward the sales load payable on the purchase to the extent of the sales load you paid on the shares you redeemed. This reinstatement privilege may be exercised only with respect to redemptions and purchases in the same First Funds Portfolio. The reinstatement privilege can be exercised only one time with respect to any particular redemption.

QUANTITY DISCOUNTS

You may be entitled to reduced sales charges through the Right of Accumulation or a Letter of Intent, even if you do not make an investment of a size that would normally qualify for a quantity discount.

To qualify for a reduction of or exception to the sales load, you or your Investment Professional must notify the Transfer Agent at the time of purchase or exchange. The reduction in sales load is subject to confirmation of your holdings through a check of records. The Trust may modify or terminate quantity discounts at any time. For more information about quantity discounts, contact your service organization or First Funds at 1-800-442-1941 (option 1).

RIGHT OF ACCUMULATION. The sales charge schedule under the heading "Sales Loads" shows that the sales load you will pay on Class II shares is reduced as your aggregate investment increases. The Right of Accumulation allows you to combine certain First Funds investments to determine your aggregate investment and the applicable reduced sales load. You may combine the amount of your investment in the Portfolio's Class II shares with the value of your investment in Class II of any other First Funds Portfolio you own and on which you paid a sales load.

If you are a participant in a First Funds IRA or if you are a trustee or custodian of another type of First Funds retirement plan, you may also include as part of your aggregate investment any holdings through the IRA or in the plan even if a load was not paid. If, for example, you beneficially own Class II shares of a First Funds Portfolio with an aggregate current value of $99,000 and you subsequently purchase shares of the Portfolio having a current value of $1,000, the load applicable to the subsequent purchase would be reduced to 3.50% of the offering price. Similarly, each subsequent purchase of First Funds Class II shares may be added to your aggregate investment at the time of purchase to determine the applicable sales loads.

LETTER OF INTENT. A Letter of Intent allows you to purchase Class II shares over a 13-month period at a reduced sales charge. The sales charge is based on the total amount you intend to purchase plus the total net asset value of Class II shares which you already own on which you have paid a sales load. If you are a participant in a First Funds IRA or if you are a trustee or custodian of another type of First Funds retirement plan, you may also credit towards completion of your Letter of Intent any Class II shares held through the IRA or in the plan, even if a load was not paid. Each investment you make during the period may be made at the reduced sales charge that would apply to the total amount you intend to invest. The reduced sales load applies only to new purchases.

If you do not invest the total amount within the period, you may pay the difference between the higher sales charge rate that would have been applied to the purchases you made and the reduced sales charge rate you have paid. Shares of the Portfolio equal to 5% of the amount you intend to invest will be held in escrow and, if you do not pay the difference within 20 days following the mailing of a request, the Transfer Agent will redeem a sufficient amount of your escrowed shares to pay the additional sales charge. After the terms of your Letter of Intent are fulfilled, the Transfer Agent will release your escrowed shares.

If your purchases qualify for a further sales load reduction in addition to that indicated in the Letter of Intent, the sales load will be adjusted to reflect your total purchases. Signing a Letter of Intent does not bind you to purchase the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. To apply, sign the Letter of Intent form at the time you purchase Class II shares. You will be entitled to the applicable sales load that is in effect at the date you submit the Letter of Intent until you complete your intended purchase.

QUALIFICATION OF DISCOUNTS. As shown in the schedule of Class II sales charges, larger purchases may result in lower sales charges to you. For purposes of determining the amount of purchases using the Right of Accumulation and Letter of Intent privileges, you may combine your purchase with:

      - purchases by your spouse for his, her or your joint account or for the account of any minor children, and

      - the aggregate investment of any trustee or other Institutional Investor for you and/or your spouse or your minor children.

A trustee or custodian of any qualified pension or profit sharing plan may combine its aggregate purchases.

OTHER. Class II shares also incur Shareholder Servicing Fees. See discussion under "Distribution Plans and Shareholder Servicing Plans."

CLASS III

Class III shares are bought with no front-end load. Therefore, the offering price for such shares will be at their NAV. Class III shares incur Distribution Fees and Shareholder Servicing Fees. See discussion under "Distribution Plans and Shareholder Servicing Plans."

DEFERRED SALES CHARGES. A contingent deferred sales charge (CDSC) of 1.00% is imposed on redemptions of Class III shares within the first year after purchase, based on the lower of the shares' cost and the current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In addition, any shares purchased in accounts established prior to November 2, 1998 are not subject to the CDSC.

ALL CLASSES

HOW ARE PORTFOLIO SHARES VALUED?

The term "net asset value per share," or NAV, means the worth of one share. The NAV of each Class of the Portfolio is calculated by adding that Class' pro rata share of the value of all securities and other assets attributable to the Portfolio, deducting that Class' pro rata share of portfolio liabilities, further deducting Class specific liabilities, and dividing the result by the number of shares outstanding in that Class.

The Portfolio is open for business each date that both the NYSE and the New York Federal Reserve are open (a "Business Day"). The NAV is calculated at the close of the Portfolio's business day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). Share price is not calculated on the days that the NYSE is closed.

When the Portfolio calculates the share price for each share Class, it values the securities it holds at market value. Sometimes market quotes from some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees of First Funds.

WHAT ARE MY DISTRIBUTION OPTIONS?

The Portfolio earns interest from bond, money market, and other fixed-income investments. These are passed along as dividend distributions. Income dividends for the Portfolio are declared daily and paid monthly. The Portfolio may realize capital gains if it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When you fill out your account application, you can specify how you want to receive your distributions. Currently, there are three available options:

1. REINVESTMENT OPTION. Your dividend distributions and capital gain distributions, if any, will be automatically reinvested in additional shares of the Portfolio. Reinvestment of distributions will be made at that day's NAV. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. You will be sent a check for each dividend and capital gain distribution, if any. Distribution checks will be mailed no later than seven days after the last day of the month.

3. INCOME-EARNED OPTION. Your capital gain distributions, if any, will be automatically reinvested, but you will be sent a check for any dividend distribution.

HOW ARE EXCHANGES MADE?

An exchange is the redemption of shares of one Portfolio and the purchase of shares of another. The exchange privilege is a convenient way to sell and buy shares of other Portfolios within First Funds. Not all First Funds Portfolios may be available in your state. Please check with your Investment Professional or call First Funds at 1-800-442-1941. Except as noted below, the Portfolio's shares may be exchanged for the same Class shares of other First Funds Portfolios. The redemption and purchase will be made at the NAV next determined after the exchange request is received and accepted by the Transfer Agent. You may execute exchange transactions by calling the Transfer Agent at 1-800-442-1941 (option 2) prior to 4:00 p.m. Eastern Time on any Business Day.

Class II shares of the First Funds Money Market Portfolios are not currently available for investment. Investors in Class II shares wishing to exchange into one of the Money Market Portfolios will receive Class III shares.

If you exchange shares subject to a CDSC the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any Portfolio into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares.

When making an exchange or opening an account in another Portfolio by exchange, the registration and tax identification numbers of the two accounts must be identical. In order to open a new account through exchange, the minimum initial investment requirements must be met.

Each exchange may produce a gain or loss for tax purposes. In order to protect the Portfolio's performance and its shareholders, First Tennessee and Highland discourage frequent exchange activity by investors in response to short-term market fluctuations. The Portfolio reserves the right to refuse any specific purchase order, including certain purchases by exchange if, in Martin's opinion, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be affected adversely. Exchanges or purchase orders may be restricted or refused if the Portfolio receives or anticipates individual or simultaneous orders affecting significant portions of the Portfolio's assets. Although the Portfolio will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Portfolio reserves the right to modify or withdraw the exchange privilege upon 60 days notice and to suspend the offering of shares in any Class without notice to shareholders. You or your Institutional Investor, if you are invested in Class I, will receive written confirmation of each exchange transaction.

Exchanges are generally not permitted from Class I to another Class. Should a beneficial owner of Class I shares cease to be eligible to purchase shares of Class I, Class I shares held in an Institutional Account may be converted to shares of another Class.

STATEMENTS AND REPORTS

You, or if Class I, the Institutional Investor, will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. A statement with tax information will be mailed by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you, or if Class I, the Institutional Investor, will receive the Portfolio's financial statements. To reduce expenses, only one copy of the Portfolio's reports (such as the Prospectus and Annual Report) will be mailed to each investor or, if Class I, each Institutional Investor. Please write to First Funds at 370 17th Street, Suite 3100, Denver, Colorado 80202 to request additional copies.

WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?

The Portfolio intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis. Any net capital gains realized are normally distributed in December. Income dividends for the Portfolio are declared daily and paid monthly.

FEDERAL TAXES. Distributions of gains from the sale of assets held by the Portfolio for more than one year generally are taxable to shareholders at the applicable long-term capital gains rate, regardless of how long they have owned their Portfolio shares. Distributions from other sources generally are taxed as ordinary income.

When paid, dividends are taxable, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and paid in January are taxable as if paid on December 31. The Portfolio will send each investor or, if Class I, each Institutional Investor, an IRS Form 1099-DIV by January 31 of each year.

REDEMPTIONS AND EXCHANGES. A capital gain or loss may be realized when shares of the Portfolio are redeemed or exchanged. For most types of accounts, the Portfolio will report the proceeds of redemptions to each shareholder or, if Class I, the Institutional Investor, and the IRS annually. However, the tax treatment also depends on the purchase price and your personal tax position.

"BUYING A DIVIDEND." On the record date for a distribution of income or capital gains, the Portfolio's share price is reduced by the amount of the distribution. If shares are bought just before the record date ("buying a dividend"), the full price for the shares will by paid, and a portion of the price will be received back as a taxable distribution.

OTHER TAX INFORMATION. The information above is only a summary of some of the federal tax consequences generally affecting the Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal tax, distributions may be subject to state or local taxes.

Institutional Investors and other shareholders should consult their tax advisers for details and up-to-date information on the tax laws in your state to determine whether the Portfolio is suitable given your particular tax situation. It is not anticipated that the Portfolio's distributions will be exempt from Tennessee personal income tax, except to the extent that any distributions of income are attributable to interest on bonds or securities of the U.S. Government or any of its agencies or instrumentalities.

When you sign your account application, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you do not comply with IRS regulations, the IRS can require the Portfolio to withhold 31% of taxable distributions from your account.

--------------------------------------------------------------------------------
               DISTRIBUTION PLANS AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------

The Trustees have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act for Class III shares of the Portfolio (the "Distribution Plan"). The Distribution Plan permits the use of portfolio assets to compensate ALPS for its services and costs in distributing Class III shares and servicing shareholder accounts.

Under the Distribution Plan, ALPS receives an amount up to .75% of the average net assets of the Portfolio that are attributable to Class III shares. The Trustees have limited the amount that may be paid under the Distribution Plan to
 .50%. All or a portion of the fees paid to ALPS under the Distribution Plan will, in turn, be paid to certain broker-dealers, investment advisers, and other third parties (each an "Investment Professional" and collectively "Investment Professionals") as compensation for selling Class III shares and for providing ongoing sales support services.

The Trustees also have adopted Shareholder Servicing Plans on behalf of the Class II and Class III shares of the Portfolio. Under the Shareholder Servicing Plans, certain broker-dealers, banks, and other financial institutions (collectively "Service Organizations") are paid an amount equal to .25% of the average net assets of the Portfolio that are attributable to each Class of shares as compensation for shareholder services and account maintenance. These services include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.

Because the fees paid under the Distribution and the Shareholder Servicing Plans are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights Table is presented to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request by calling First Funds at 1-800-442-1941 (option
1).

INTERMEDIATE BOND PORTFOLIO

                                                                                     CLASS I
                                                      ---------------------------------------------------------------
                                                              For the Six Months
                                                              Ended December 31,                   For the Period
                                                                  (Unaudited)                      Ended June 30,
                                                      ---------------------------------------------------------------
                                                                     1998                              1998**
                                                                     ----                              ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                $10.02                             $10.00
                                                      ---------------------------------------------------------------
Income from investment operations:
Net investment income                                                 0.29                               0.19
Net realized and unrealized gain on
   investments                                                        0.13                               0.02
                                                      ---------------------------------------------------------------
Total from investment operations                                      0.42                               0.21
                                                      ---------------------------------------------------------------
Distributions:
Net investment income                                                (0.29)                             (0.19)
Net realized gain                                                    (0.02)                              -
                                                      ---------------------------------------------------------------
Total distributions                                                  (0.31)                             (0.19)
                                                      ---------------------------------------------------------------
Net asset value, end of period                                      $10.13                             $10.02
                                                      ---------------------------------------------------------------
                                                      ---------------------------------------------------------------

TOTAL RETURN+                                                         4.27%#                             2.17%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                             $213,058                           $199,872
Ratio of expenses to average daily net assets(1)                      0.37%*                             0.37%*
Ratio of net investment income to average net assets                  5.74%*                             5.87%*
Portfolio turnover rate                                                 42%*                                9%*

(1) During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                         0.87%*                             0.87%*

FINANCIAL HIGHLIGHTS
INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                                                     CLASS II
                                                      ---------------------------------------------------------------
                                                              For the Six Months
                                                              Ended December 31,                   For the Period
                                                                  (Unaudited)                      Ended June 30,
                                                      ---------------------------------------------------------------
                                                                     1998                              1998**
                                                                     ----                              ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                $10.02                              $9.99
                                                      ---------------------------------------------------------------
Income from investment operations:
Net investment income                                                 0.28                               0.18
Net realized and unrealized gain on
   investments                                                        0.13                               0.03
                                                      ---------------------------------------------------------------
Total from investment operations                                      0.41                               0.21
                                                      ---------------------------------------------------------------
Distributions:
Net investment income                                                (0.28)                             (0.18)
Net realized gain                                                    (0.02)                              -
                                                      ---------------------------------------------------------------
Total distributions                                                  (0.30)                             (0.18)
                                                      ---------------------------------------------------------------
Net asset value, end of period                                      $10.13                             $10.02
                                                      ---------------------------------------------------------------
                                                      ---------------------------------------------------------------
TOTAL RETURN+***                                                      4.13%#                             2.07%#

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (thousands)                               $2,783                               $923
Ratio of expenses to average daily net assets(1)                      0.69%*                             0.65%*
Ratio of net investment income to average net assets                  5.42%*                             5.59%*
Portfolio turnover rate                                                 42%*                                9%*

(1) During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                         1.19%*                             1.16%*

*   Annualized.
** Class I commenced operations on March 2, 1998 and Classes II commenced operations on March 9, 1998.
*** Class II total return does not include the one time sales charge.
+ Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.

                                                                                     CLASS III
                                                      ---------------------------------------------------------------
                                                              For the Six Months
                                                              Ended December 31,                   For the Period
                                                                  (Unaudited)                      Ended June 30,
                                                      ---------------------------------------------------------------
                                                                     1998                              1998**
                                                                     ----                              ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                $10.02                              $9.99
                                                      ---------------------------------------------------------------
Income from investment operations:
Net investment income                                                 0.24                               0.06
Net realized and unrealized gain on
   investments                                                        0.14                               0.03
                                                      ---------------------------------------------------------------
Total from investment operations                                      0.38                               0.09
                                                      ---------------------------------------------------------------
Distributions:
Net investment income                                                (0.24)                             (0.06)
Net realized gain                                                    (0.02)                              0.00
                                                      ---------------------------------------------------------------
Total distributions                                                  (0.27)                             (0.06)
                                                      ---------------------------------------------------------------
Net asset value, end of period                                      $10.13                             $10.02
                                                      ---------------------------------------------------------------
                                                      ---------------------------------------------------------------
TOTAL RETURN+                                                         3.36%#                             0.92%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                 $624                                $17
Ratio of expenses to average daily net assets(1)                      1.29%*                             1.35%*
Ratio of net investment income to average net assets                  4.81%*                             4.89%*
Portfolio turnover rate                                                 42%*                                9%*

(1) During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                         1.80%*                             1.86%*

*   Annualized.
**  Class III commenced operations on May 19, 1998.
+ Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The following information provides brief description of the securities in which the Portfolio may invest and the transactions it may make. The Portfolio is not limited by this discussion, however, and may purchase other types of securities and may enter into other types of transactions if they are consistent with the Portfolio's investment objective and policies.

DELAYED-DELIVERY AND WHEN-ISSUED TRANSACTIONS. The Portfolio may buy and sell obligations on an when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The market value of obligations purchased in this way may change before the delivery date, which could increase fluctuations in the Portfolio's share price, yield, and return. Ordinarily, the Portfolio will not earn interest on obligations until they are delivered.

DEMAND FEATURES AND STAND-BY COMMITMENTS. A demand features is a put that entitles the security holder to repayment of the principal amount of the underlying security at any time or at specified intervals. A standby commitment is a put that entitles the security holder to same-day settlement at amortized cost plus accrued interest.

ILLIQUID INVESTMENTS. Under guidelines established by the Trustees, Highland determines the liquidity of the Portfolio's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expense, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. The Portfolio may invest up to 15% of its assets in illiquid investments and private placement.

RESTRICTED SECURITIES. The Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists, these restricted securities are not treated as illiquid securities for the purposes of the Portfolio's investment limitations. Investing in restricted securities could have the effect of increasing the level of Portfolio illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

LETTERS OF CREDIT. Issuers or financial intermediaries who provide features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit (LOCs) or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for municipal instruments. Highland may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, Highland will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

REFUNDING CONTRACTS. The Portfolio may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and the Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. Although the Portfolio may sell its rights under a refunding contract, these contracts are relatively new and the secondary market for them may be less liquid than the secondary market for other types of municipal securities.

U.S. TREASURY OBLIGATIONS. U.S. treasury obligations are obligations issued by the United States and backed by its full faith and credit.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments, including certain participation interests in municipal obligations, have interest rate adjustment formulas that help to stabilize their market values. Many variable or floating rate instruments also carry demand features that permit the Portfolio to sell them at par value plus accrued interest on short notice.

                                                [LOGO]    370 Seventeenth Street
                                                          Suite 3100
                                                          Denver, Colorado 80202
                                                          www.firstfunds.com


--------------------------------------------------------------------------------
                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIO
--------------------------------------------------------------------------------

If you would like more information about the Portfolio, the following documents are available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains additional information about all aspects of the Portfolio. A current SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a copy of the SAI, write or call the Portfolio at the address or phone number listed below.

Information about the Portfolio (including the SAI) also may be reviewed and copied, upon payment of a duplicating fee, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Portfolio. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

ANNUAL AND SEMI-ANNUAL REPORTS

The Portfolio's annual and semi-annual reports provide additional information about the Portfolio's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year.

--------------------------------------------------------------------------------

   TO OBTAIN THE SAI OR THE MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT FOR THE PORTFOLIO FREE OF CHARGE, OR TO OBTAIN OTHER INFORMATION ABOUT THE PORTFOLIO, YOU MAY WRITE TO FIRST FUNDS AT 370 17TH STREET, SUITE 3100, DENVER, COLORADO
            80202 OR CALL FIRST FUNDS AT 1-800-422-1941 (OPTION 1).

--------------------------------------------------------------------------------

                                      Investment Company Act File No. 811-6589


                                        -------------------------------------
[LOGO]                                  FIRST FUNDS
Investment Adviser
                                        - Are NOT insured by the FDIC or
                                          any other governmental agency.
                                        - Are NOT bank deposits or
                                          other obligations of or guaranteed
                                          by First Tennessee Bank National
                                          Association or any of its affiliates.
[LOGO]                                  - Involve investment risks, including
Sponsor and Distributor                   the possible loss of the principal
                                          amount invested.
                                        -------------------------------------

FIRST
FUNDS

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             CASH RESERVE PORTFOLIO

                                   PROSPECTUS
                              Dated _________ 1999

                                     CLASS I
                                    CLASS II
                                    CLASS III

                                   [GRAPHIC]

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus.
            Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

Investment Objective and Primary Risks
     U.S. Treasury Money Market Portfolio ....................................1
     U.S. Government Money Market Portfolio ..................................4
     Municipal Money Market Portfolio ........................................7
     Cash Reserve Portfolio .................................................10

Performance
     U.S. Treasury Money Market Portfolio ....................................2
     U.S. Government Money Market Portfolio ..................................5
     Municipal Money Market Portfolio ........................................8
     Cash Reserve Portfolio .................................................11

Fees and Expenses of the Portfolio
     U.S. Treasury Money Market Portfolio ....................................3
     U.S. Government Money Market Portfolio ..................................6
     Municipal Money Market Portfolio ........................................9
     Cash Reserve Portfolio .................................................12

More Information about Investment Objectives, Strategies and Risks ..........13

Who Manages the Portfolio? ..................................................16

Portfolio Managers ..........................................................16

How to Invest in the Portfolio ..............................................16

Distribution Plans and Shareholders Servicing Plans .........................23

Financial Highlights ........................................................24

Appendix ...................................................................A-1

Additional Information about the Portfolio ..........................Back Cover

-------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information o representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Trust or its Distributor in any jurisdiction where such an offering would not be lawful.

-------------------------------------------------------------------------------
                  INVESTMENT OBJECTIVE AND PRIMARY RISKS OF THE
                      U.S. TREASURY MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE -- The objective of the U.S. Treasury Money Market Portfolio (the "Portfolio") is to seek high current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGY -- The Portfolio may invest in U.S. Treasury bills, notes, and bonds and in other direct obligations of the U.S. Treasury. The Portfolio also may invest in repurchase and reverse repurchase agreements. Under normal market conditions, the Portfolio will seek to invest 100% of its net assets in the securities described above.

PRIMARY RISKS -- The primary risks of investing in this Fund are interest rate risk and credit risk.

- INTEREST RATE RISK. When interest rates change, the value of the Portfolio's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

- CREDIT RISK. The value of the debt securities held by the Portfolio fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

For more information about the risk factors identified above, please refer to the section entitled "Principal Investments" later in this prospectus. The Statement of Additional Information ("SAI") contains additional information about the risks associated with investing in the Portfolio.

THE VALUE OF THE PORTFOLIO'S SHARES, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE. AN INVESTOR IN THE PORTFOLIO COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS OF TIME.

PLEASE REMEMBER THAT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE, AND AN INVESTMENT IN THE PORTFOLIO IS NOT A DEPOSIT OR ANY OTHER OBLIGATION OF A BANK, IS NOT INSURED, ENDORSED, OR GUARANTEED BY THE FDIC, A BANK OR ANY GOVERNMENT AGENCY, AND INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SHOULD I INVEST IN THE U.S. TREASURY MONEY MARKET PORTFOLIO?

The Portfolio may be appropriate for you if:

-    You require stability of principal.

- You are seeking a money market mutual fund for the cash portion of your asset allocation program.

- You are looking for an investment with a lower degree of risk during uncertain economic times or periods of stock market volatility.

-    You consider yourself a saver rather than an investor.

(REMEMBER, NO SINGLE INVESTMENT CAN PROVIDE AN EFFECTIVE, BALANCED INVESTMENT PLAN.)

The U.S. Treasury Money Market Portfolio, the U.S. Government Money Market Portfolio, the Municipal Money Market Portfolio, and the Cash Reserves Portfolio are each referred to as the "Portfolio" or a "Portfolio" and together as the "Portfolios" or the "Money Market Portfolios."

-------------------------------------------------------------------------------
                                   FUND FACTS

GOAL:
The U.S. Treasury Money Market Portfolio seeks a high level of current income consistent with the preservation of principal and liquidity and the maintenance of a stable share price of $1.00.

PRINCIPAL INVESTMENTS:
- U.S. Treasury bills, notes and bonds
- Direct obligations of the U.S. Treasury
- Repurchase and reverse repurchase agreements

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
- Class I
- Class II
- Class III
- Class IV

AVERAGE PORTFOLIO MATURITY:
90 days or less

INVESTMENT ADVISER:
- First Tennessee Bank National Association ("First Tennessee" or "Adviser")

INVESTMENT SUB-ADVISER:
- BlackRock Institutional Management Corporation ("BIMC" or "Sub-Adviser")

DISTRIBUTOR:
- ALPS Mutual Funds Services, Inc. ("ALPS")
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
             PERFORMANCE OF THE U.S. TREASURY MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

The following bar chart and table can help you evaluate the potential risks of investing in the Portfolio. Both the bar chart and the table show the variability the Portfolio has experienced in its performance in the past. THE PAST PERFORMANCE OF THE PORTFOLIO DOES NOT INDICATE HOW IT WILL PERFORM IN THE FUTURE AND IS INTENDED TO BE USED FOR PURPOSES OF COMPARISON ONLY.

The performance of the Class I shares shown in the bar chart reflects the expenses associated with those shares from year to year.

-------------------------------------------------------------------------------
                       YEAR-BY-YEAR TOTAL RETURN (CLASS I)
-------------------------------------------------------------------------------
Best Quarter (quarter ended _____________) -- 0.00%
Worst Quarter (quarter ended _____________) -- 0.00%
-------------------------------------------------------------------------------

The table below lists the U.S. Treasury Money Market Portfolio's average year-by-year return by class over the past one, five, and ten year periods and since the inception of each class of shares. If you would like to know the current 7 day yield of the U.S. Treasury Money Market Portfolio, please call ALPS at 1-800-442-1941.

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                    (for the period ended December 31, 1998)
-------------------------------------------------------------------------------

               INCEPTION DATE      1 YEAR      5 YEARS         SINCE INCEPTION
-------------------------------------------------------------------------------

CLASS I           11/12/92          0.00%       0.00%               0.00%
-------------------------------------------------------------------------------
CLASS II                            0.00%       0.00%               0.00%
-------------------------------------------------------------------------------
CLASS III         8/8/95            0.00%        N/A                0.00%
-------------------------------------------------------------------------------
CLASS IV*/                           N/A         N/A                 N/A
-------------------------------------------------------------------------------

*/Information for the Class IV shares is not included in the table because the Class has not been in existence for one full calendar year. Once the Class IV shares have been in existence for one full calendar year, the performance of the Class IV shares will be included in the table along with the other classes of shares.

-------------------------------------------------------------------------------
          FEES AND EXPENSES OF THE U.S. TREASURY MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

--------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                Class I          Class II         Class III         Class IV
--------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                    None              None             None              None
purchases as a percentage of offering price
--------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                      None              None             None              None
(as a percentage of original purchase price
or redemption proceeds, as applicable)
--------------------------------------------------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from portfolio assets)
(For the year ended June 30, 1998)                       Class I          Class II         Class III         Class IV
--------------------------------------------------------------------------------------------------------------------------
Management Fees*/                                         .25%              .25%             .25%               .25%
--------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                 .00%              .00%             .45%***/           .65%
--------------------------------------------------------------------------------------------------------------------------
Other Expenses**/                                         .38%              .55%             .30%               .30%****/
--------------------------------------------------------------------------------------------------------------------------
Total Portfolio Operating Expenses                        .63%              .80%            1.00%              1.20%
--------------------------------------------------------------------------------------------------------------------------

*/First Tennessee, as Investment Adviser, has voluntarily agreed to waive a portion of the investment management fee that it is entitled to receive under the Investment Advisory and Management to the extent such fee exceeds .08% of the Portfolio's average net assets.

**/ First Tennessee , as Co-administrator, has voluntarily agreed to waive its entire co-administration fee (.50%) that it is entitled to receive under the Co-administration Agreement. ALPS, as administrator, has voluntarily agreed to waive its entire administration fee (.075%) that it is entitled to receive under the Administration Agreement.

***/The Trustees have agreed to limit the 12b-1 fees applicable to Class III shares to .25%.

****/Because the Class IV shares have not been in existence for a full year, this amount is estimated.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. The example shows the cumulative amount of portfolio expenses you would pay on a hypothetical investment of $10,000 in each class of shares offered by the Portfolio. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

-------------------------------------------------------------------------------
                        CLASS I      CLASS II     CLASS III      CLASS IV*/
-------------------------------------------------------------------------------
After 1 year              $64           $82         $102            $122
-------------------------------------------------------------------------------
After 3 years            $202          $255         $318            $381
-------------------------------------------------------------------------------
After 5 years            $351          $444         $552            $659
-------------------------------------------------------------------------------
After 10 years           $786          $989        $1,223          $1,453
-------------------------------------------------------------------------------

*/ The Class IV example reflects the conversion of Class IV shares to Class II shares after eight years from the date of purchase of the Class IV shares.

-------------------------------------------------------------------------------
                  INVESTMENT OBJECTIVE AND PRIMARY RISKS OF THE
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE -- The objective of the U.S. Government Money Market Portfolio (the "Portfolio") is to seek high current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGY -- Under normal market conditions, the Portfolio will invest at least 65% of its assets in instruments issued or guaranteed as to principal and interest by the U.S. government or by any of its agencies or instrumentalities. Most of the securities held by the Portfolio are backed by the full faith and credit of the U.S. government. The Portfolio also may invest in repurchase and reverse repurchase agreements.

PRIMARY RISKS -- The primary risks of investing in this Fund are interest rate risk and credit risk.

- INTEREST RATE RISK. When interest rates change, the value of the Portfolio's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

- CREDIT RISK. The value of the debt securities held by the Portfolio fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

For more information about the risk factors identified above, please refer to the section entitled "Principal Investments" later in this prospectus. The Statement of Additional Information ("SAI") contains additional information about the risks associated with investing in the Portfolio.

THE VALUE OF THE PORTFOLIO'S SHARES, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE. AN INVESTOR IN THE PORTFOLIO COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS OF TIME.

PLEASE REMEMBER THAT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE, AND AN INVESTMENT IN THE PORTFOLIO IS NOT A DEPOSIT OR ANY OTHER OBLIGATION OF A BANK, IS NOT INSURED, ENDORSED, OR GUARANTEED BY THE FDIC, A BANK OR ANY GOVERNMENT AGENCY, AND INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SHOULD I INVEST IN THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO?

The Portfolio may be appropriate for you if:

-    You require stability of principal.

- You are seeking a money market mutual fund for the cash portion of your asset allocation program.

- You are looking for an investment with a lower degree of risk during uncertain economic times or periods of stock market volatility.

-    You consider yourself a saver rather than an investor.

(REMEMBER, NO SINGLE INVESTMENT CAN PROVIDE AN EFFECTIVE, BALANCED INVESTMENT PLAN.)

-------------------------------------------------------------------------------
                                   FUND FACTS

GOAL:
The U.S. Government Money Market Portfolio seeks a high level of current income consistent with the preservation of principal and liquidity and the maintenance of a stable share price of $1.00.

PRINCIPAL INVESTMENTS:
- U.S. Treasury bills, notes and bonds
- Repurchase and reverse repurchase agreements
- Variable or floating rate instruments

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
- Class I
- Class II
- Class III

AVERAGE PORTFOLIO MATURITY:
90 days or less

INVESTMENT ADVISER:
- First Tennessee

INVESTMENT SUB-ADVISER:
- BIMC

DISTRIBUTOR:
- ALPS

-------------------------------------------------------------------------------
            PERFORMANCE OF THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

The following bar chart and table can help you evaluate the potential risks of investing in the Portfolio. Both the bar chart and the table show the variability the Portfolio has experienced in its performance in the past. THE PAST PERFORMANCE OF THE PORTFOLIO DOES NOT INDICATE HOW IT WILL PERFORM IN THE FUTURE AND IS INTENDED TO BE USED FOR PURPOSES OF COMPARISON ONLY.

The performance of the Class I shares shown in the bar chart reflects the expenses associated with those shares from year to year.

-------------------------------------------------------------------------------
                       YEAR-BY-YEAR TOTAL RETURN (CLASS I)
-------------------------------------------------------------------------------
Best Quarter (quarter ended ____________) -- 0.00%
Worst Quarter (quarter ended ____________) -- 0.00%
-------------------------------------------------------------------------------

The table below lists the U.S. Government Money Market Portfolio's average year-by-year return by class over the past one, five, and ten year periods and since the inception of each class of shares. If you would like to know the current 7 day yield of the U.S. Government Money Market Portfolio, please call ALPS at 1-800-442-1941.

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                    (for the period ended December 31, 1998)
-------------------------------------------------------------------------------

               INCEPTION DATE      1 YEAR      5 YEARS         SINCE INCEPTION
-------------------------------------------------------------------------------
CLASS I           11/12/92          0.00%       0.00%               0.00%
-------------------------------------------------------------------------------
CLASS II                            0.00%       0.00%               0.00%
-------------------------------------------------------------------------------
CLASS III         8/8/95            0.00%        N/A                0.00%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
         FEES AND EXPENSES OF THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                Class I          Class II         Class III
-------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                    None              None              None
purchases as a percentage of offering price
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                      None              None              None
(as a percentage of original purchase price
or redemption proceeds, as applicable)
-------------------------------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from portfolio assets)
(For the year ended June 30, 1998)                       Class I          Class II         Class III
-------------------------------------------------------------------------------------------------------
Management Fees*/                                         .25%              .25%             .25%
-------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                 .00%              .00%             .45%***/
-------------------------------------------------------------------------------------------------------
Other Expenses**/                                         .28%              .58%             .33%
-------------------------------------------------------------------------------------------------------
Total Portfolio Operating Expenses                        .53%              .83%            1.03%
-------------------------------------------------------------------------------------------------------

*/First Tennessee, as Investment Adviser, has voluntarily agreed to waive a portion of the investment management fee that it is entitled to receive under the Investment Advisory and Management to the extent such fee exceeds .10% of the Portfolio's average net assets.

**/First Tennessee , as Co-administrator, is entitled to receive an annual fee of .05% of the Portfolio's average net assets. First Tennessee has voluntarily agreed to limit the fee that it is entitled to receive as Co-administrator to
 .025% of the Portfolio's average net assets.

***/The Trustees have agreed to limit the 12b-1 fees applicable to Class III shares to .25%.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. The example shows the cumulative amount of portfolio expenses you would pay on a hypothetical investment of $10,000 in each class of shares offered by the Portfolio. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

-------------------------------------------------------------------------------
                        CLASS I          CLASS II           CLASS III
-------------------------------------------------------------------------------
After 1 year             $54                $85                 $105
-------------------------------------------------------------------------------
After 3 years           $170               $265                 $328
-------------------------------------------------------------------------------
After 5 years           $296               $460                 $568
-------------------------------------------------------------------------------
After 10 years          $665             $1,025               $1,258
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                  INVESTMENT OBJECTIVE AND PRIMARY RISKS OF THE
                        MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE -- The objective of the Municipal Money Market Portfolio (the "Portfolio") is to seek a high level of federally tax exempt as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGY -- Under normal market conditions, the Portfolio will invest at least 65% of its assets in high-quality, short-term municipal obligations. The Portfolio also may invest in high-quality, long-term, fixed, variable, or floating rate instruments (including tender option bonds) that have interest rates, maturities, and prices comparable to similar short-term instruments. Under normal market conditions, the investments of the Portfolio will be managed in a manner so that at least 80% of the income earned by the Portfolio will be exempt from federal income tax. The Portfolio also may invest in repurchase and reverse repurchase agreements.

PRIMARY RISKS -- The primary risks of investing in this Fund are interest rate risk and credit risk.

- INTEREST RATE RISK. When interest rates change, the value of the Portfolio's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

- CREDIT RISK. The value of the debt securities held by the Portfolio fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

- TAXABLE INCOME RISK. The risk that income earned on municipal obligations may be subject to state or and local taxes or may be treated as a preference item for determining the federal alternative minimum tax.

For more information about the risk factors identified above, please refer to the section entitled "Principal Investments" later in this prospectus. The Statement of Additional Information ("SAI") contains additional information about the risks associated with investing in the Portfolio.

THE VALUE OF THE PORTFOLIO'S SHARES, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE. AN INVESTOR IN THE PORTFOLIO COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS OF TIME.

PLEASE REMEMBER THAT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE, AND AN INVESTMENT IN THE PORTFOLIO IS NOT A DEPOSIT OR ANY OTHER OBLIGATION OF A BANK, IS NOT INSURED, ENDORSED, OR GUARANTEED BY THE FDIC, A BANK OR ANY GOVERNMENT AGENCY, AND INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

-------------------------------------------------------------------------------
                                   FUND FACTS

GOAL:
The The Municipal Money Market Portfolio seeks a high level of federally tax exempt income consistent with the preservation of principal and liquidity and the maintenance of a stable share price of $1.00.

PRINCIPAL INVESTMENTS:
- Tax, revenue or bond anticipation notes
- Tax-exempt commercial paper
- Municipal lease obligations
- Resource recovery bonds
- Standby commitments
- Zero coupon bonds

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
- Class I
- Class II
- Class III

AVERAGE PORTFOLIO MATURITY:
90 days or less

INVESTMENT ADVISER:
- First Tennessee

INVESTMENT SUB-ADVISER:
- BIMC

DISTRIBUTOR:
- ALPS

SHOULD I INVEST IN THE MUNICIPAL MONEY MARKET PORTFOLIO?

The Portfolio may be appropriate for you if:

-    You require stability of principal.

- You are seeking a money market mutual fund for the cash portion of your asset allocation program.

- You are looking for an investment with a lower degree of risk during uncertain economic times or periods of stock market volatility.

-    You consider yourself a saver rather than an investor.

(REMEMBER, NO SINGLE INVESTMENT CAN PROVIDE AN EFFECTIVE, BALANCED INVESTMENT PLAN.)

-------------------------------------------------------------------------------
               PERFORMANCE OF THE MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

The following bar chart and table can help you evaluate the potential risks of investing in the Portfolio. Both the bar chart and the table show the variability the Portfolio has experienced in its performance in the past. THE PAST PERFORMANCE OF THE PORTFOLIO DOES NOT INDICATE HOW IT WILL PERFORM IN THE FUTURE AND IS INTENDED TO BE USED FOR PURPOSES OF COMPARISON ONLY.

The performance of the Class I shares shown in the bar chart reflects the expenses associated with those shares from year to year.

-------------------------------------------------------------------------------
                       YEAR-BY-YEAR TOTAL RETURN (CLASS I)
-------------------------------------------------------------------------------
Best Quarter (quarter ended ____________) -- 0.00%
Worst Quarter (quarter ended ____________) -- (0.00%)
-------------------------------------------------------------------------------

The table below lists the Municipal Money Market Portfolio's average year-by-year return by class over the past one, five, and ten year periods and since the inception of each class of shares. If you would like to know the current 7 day yield of the Municipal Money Market Portfolio, please call ALPS at 1-800-442-1941.

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                    (for the period ended December 31, 1998)
-------------------------------------------------------------------------------
               INCEPTION DATE      1 YEAR      5 YEARS         SINCE INCEPTION
-------------------------------------------------------------------------------
CLASS I           11/12/92          0.00%       0.00%               0.00%
-------------------------------------------------------------------------------
CLASS II                            0.00%       0.00%               0.00%
-------------------------------------------------------------------------------
CLASS III         7/28/95           0.00%        N/A                0.00%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
            FEES AND EXPENSES OF THE MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

--------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                Class I          Class II         Class III
--------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                    None              None              None
purchases as a percentage of offering price
--------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                      None              None              None
(as a percentage of original purchase price
or redemption proceeds, as applicable)
--------------------------------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from portfolio assets)
(For the year ended June 30, 1998)                       Class I          Class II         Class III
--------------------------------------------------------------------------------------------------------
Management Fees*/                                         .25%              .25%             .25%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                 .00%              .00%             .45%***/
--------------------------------------------------------------------------------------------------------
Other Expenses**/                                         .31%              .56%             .31%
--------------------------------------------------------------------------------------------------------
Total Portfolio Operating Expenses                        .56%              .81%            1.01%
--------------------------------------------------------------------------------------------------------

*/First Tennessee, as Investment Adviser, has voluntarily agreed to waive a portion of the investment management fee that it is entitled to receive under the Investment Advisory and Management to the extent such fee exceeds .10% of the Portfolio's average net assets.

**/First Tennessee , as Co-administrator, is entitled to receive an annual fee of .05% of the Portfolio's average net assets. First Tennessee has voluntarily agreed to limit the fee that it is entitled to receive as Co-administrator to
 .025% of the Portfolio's average net assets.

***/The Trustees have agreed to limit the 12b-1 fees applicable to Class III shares to .25%.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. The example shows the cumulative amount of portfolio expenses you would pay on a hypothetical investment of $10,000 in each class of shares offered by the Portfolio. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

-------------------------------------------------------------------------------
                        CLASS I          CLASS II           CLASS III
-------------------------------------------------------------------------------
After 1 year             $57                $83                 $103
-------------------------------------------------------------------------------
After 3 years           $179               $259                 $321
-------------------------------------------------------------------------------
After 5 years           $313               $449                 $558
-------------------------------------------------------------------------------
After 10 years          $701             $1,001               $1,235
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                  INVESTMENT OBJECTIVE AND PRIMARY RISKS OF THE
                             CASH RESERVE PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE -- The objective of the (the "Portfolio") Municipal Money Market Portfolio is to seek high current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGY -- The Portfolio may invest in a broad range of high-quality, short-term, U.S. dollar-denominated money market obligations, including, but not limited to: certificates of deposit, commercial paper, bankers' acceptances, and notes issued by U.S. banks. The securities in which the Portfolio typically invests are issued by issuers in the financial services industry, including, foreign and domestic banks, insurance companies, brokerage firms, and consumer and industrial finance companies. The Portfolio also may invest in repurchase and reverse repurchase agreements.

PRIMARY RISKS -- The primary risks of investing in this Fund are interest rate risk and credit risk.

- INTEREST RATE RISK. When interest rates change, the value of the Portfolio's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

- CREDIT RISK. The value of the debt securities held by the Portfolio fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

- FOREIGN RISKS. The risk that foreign securities may be adversely affected by political instability of the issuer's country, changes in currency exchange rates, foreign economic conditions, or regulatory and reporting standards that are less stringent than those of the United States. Foreign investment risks will normally be greatest when a Fund invests in issuers located in emerging countries.

For more information about the risk factors identified above, please refer to the section entitled "Principal Investments" later in this prospectus. The Statement of Additional Information ("SAI") contains additional information about the risks associated with investing in the Portfolio.

THE VALUE OF THE PORTFOLIO'S SHARES, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE. AN INVESTOR IN THE PORTFOLIO COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS OF TIME.

PLEASE REMEMBER THAT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE, AND AN INVESTMENT IN THE PORTFOLIO IS NOT A DEPOSIT OR ANY OTHER OBLIGATION OF A BANK, IS NOT INSURED, ENDORSED, OR GUARANTEED BY THE FDIC, A BANK OR ANY GOVERNMENT AGENCY, AND INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

-------------------------------------------------------------------------------
                                   FUND FACTS

GOAL:
The Cash Reserve Portfolio seeks a high level of current income consistent with the preservation of principal and liquidity and the maintenance of a stable share price of $1.00.

PRINCIPAL INVESTMENTS:
- Certificates of deposit
- Commercial paper
- Bankers' acceptances
- Bank notes
- U.S. government obligations

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
- Class I
- Class II
- Class III

INVESTMENT ADVISER:
- First Tennessee

INVESTMENT SUB-ADVISER:
- BIMC

DISTRIBUTOR:
- ALPS

SHOULD I INVEST IN THE CASH RESERVE PORTFOLIO?

The Portfolio may be appropriate for you if:

-    You require stability of principal.

- You are seeking a money market mutual fund for the cash portion of your asset allocation program.

- You are looking for an investment with a lower degree of risk during uncertain economic times or periods of stock market volatility.

-    You consider yourself a saver rather than an investor.

(REMEMBER, NO SINGLE INVESTMENT CAN PROVIDE AN EFFECTIVE, BALANCED INVESTMENT PLAN.)

-------------------------------------------------------------------------------
                    PERFORMANCE OF THE CASH RESERVE PORTFOLIO
-------------------------------------------------------------------------------

The following bar chart and table can help you evaluate the potential risks of investing in the Portfolio. Both the bar chart and the table show the variability the Portfolio has experienced in its performance in the past. THE PAST PERFORMANCE OF THE PORTFOLIO DOES NOT INDICATE HOW IT WILL PERFORM IN THE FUTURE AND IS INTENDED TO BE USED FOR PURPOSES OF COMPARISON ONLY.

The performance of the Class I shares shown in the bar chart reflects the expenses associated with those shares from year to year.

-------------------------------------------------------------------------------
                       YEAR-BY-YEAR TOTAL RETURN (CLASS I)
-------------------------------------------------------------------------------
Best Quarter (quarter ended _____________ -- 0.00%
Worst Quarter (quarter ended _____________ -- (0.00%)
-------------------------------------------------------------------------------

The table below lists the Cash Reserve Portfolio's average year-by-year return by class over the past one, five, and ten year periods and since the inception of each class of shares. If you would like to know the current 7 day yield of the Cash Reserve Portfolio, please call ALPS at 1-800-442-1941.

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                    (for the period ended December 31, 1998)
-------------------------------------------------------------------------------
               INCEPTION DATE      1 YEAR      5 YEARS         SINCE INCEPTION
-------------------------------------------------------------------------------
CLASS I           9/26/94           0.00%       0.00%               0.00%
-------------------------------------------------------------------------------
CLASS II                            0.00%       0.00%               0.00%
-------------------------------------------------------------------------------
CLASS III         7/28/95           0.00%        N/A                0.00%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                 FEES AND EXPENSES OF THE CASH RESERVE PORTFOLIO
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


---------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                Class I          Class II         Class III
---------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                    None              None              None
purchases as a percentage of offering price
---------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                      None              None              None
(as a percentage of original purchase price
or redemption proceeds, as applicable)
---------------------------------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from portfolio assets)
(For the year ended June 30, 1998)                       Class I          Class II         Class III
---------------------------------------------------------------------------------------------------------
Management Fees*/                                         .25%              .25%             .25%
---------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                 .00%              .00%             .45%***/
---------------------------------------------------------------------------------------------------------
Other Expenses**/                                         .29%              .53%             .28%
---------------------------------------------------------------------------------------------------------
Total Portfolio Operating Expenses                        .54%              .78%             .98%
---------------------------------------------------------------------------------------------------------

*/First Tennessee, as Investment Adviser, has voluntarily agreed to waive a portion of the investment management fee that it is entitled to receive under the Investment Advisory and Management to the extent such fee exceeds .10% of the Portfolio's average net assets.

**/First Tennessee , as Co-administrator, is entitled to receive an annual fee of .05% of the Portfolio's average net assets. First Tennessee has voluntarily agreed to limit the fee that it is entitled to receive as Co-administrator to
 .025% of the Portfolio's average net assets.


***/The Trustees have agreed to limit the 12b-1 fees applicable to Class III shares to .25%.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. The example shows the cumulative amount of portfolio expenses you would pay on a hypothetical investment of $10,000 in each class of shares offered by the Portfolio. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

-------------------------------------------------------------------------------
                        CLASS I          CLASS II           CLASS III
-------------------------------------------------------------------------------
After 1 year             $55                $80                 $100
-------------------------------------------------------------------------------
After 3 years           $173               $249                 $312
-------------------------------------------------------------------------------
After 5 years           $302               $433                 $541
-------------------------------------------------------------------------------
After 10 years          $677               $965               $1,200
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
       MORE INFORMATION ABOUT INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

OUR INVESTMENT STRATEGY -- Each Portfolio seeks a high level of current income consistent with the preservation of capital and liquidity by investing in a portfolio of high quality money market instruments. Pursuant to procedures adopted by the Trustees, each Portfolio may purchase only high quality money market obligations that satisfy the investment restrictions of the applicable Portfolio and that the Sub-Adviser believes present minimal credit risks. To be considered high quality, a security must be a U.S. government security; or rated in accordance with applicable rules in one of the two highest rating categories for short-term obligations by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by BIMC. Also, with limited exceptions, each Portfolio must limit its investments to obligations with remaining maturities of 397 days or less, as determined in accordance with applicable rules adopted by the SEC. Each Portfolio also must maintain a dollar-weighted average maturity of 90 days or less.

The Cash Reserve Portfolio also may invest in U.S. dollar-denominated obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risks. Such investments may include Eurodollar Certificates of Deposit (ECDs), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (ETDs), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (CTDs), which are essentially the same U.S. dollar-denominated instruments as ETDs, except that they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (Yankee
CDs), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

CONCENTRATION RISK -- The Municipal Money Market Portfolio and Cash Reserve Portfolio each may invest up to 25% of their total assets in a particular industry. Municipal Money Market Portfolio may invest any portion of its assets in industrial revenue bonds (IRBs) backed by private issuers, and may invest up to 25% of its total assets in IRBs related to a single industry. The Municipal Money Market Portfolio may also invest 25% or more of its total assets in securities whose revenue sources are from similar types of projects, e.g., education, electric utilities, health care, housing, transportation, or water, sewer, and gas utilities. Therefore, developments affecting a single issuer or industry, or securities financing similar types of projects, could have a significant effect on the Portfolios' performance.

PRINCIPAL INVESTMENTS -- The following table describes the securities in which the Portfolio typically invests and the principal risks associated with those securities.

-----------------------------------------------------------------------------------------------------------------------------------
                  SECURITIES                                                    PRINCIPAL RISKS ASSOCIATED WITH THE SECURITY
-----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER:  Unsecured promissory notes that                   CREDIT RISK -- The risk that the issuer of a security, or a
corporations typically issue to finance current                      party to a contract, will default or otherwise not honor a
operations and other expenditures.                                   inancial obligation.

                                                                     INTEREST RATE RISK -- The risk of a decline in market value of an interest bearing instrument due to changes in interest rates. For example, a rise in interest rates typically will cause the value of a fixed rate security to fall. On the
                                                                     other hand, a decrease in interest rates will cause the value of a fixed rate Security to increase. In general, shorter
                                                                     term securities offer greater stability and are less
                                                                     sensitive to changes in interest rates. Longer term
                                                                     securities of the type in which a Portfolio invests offer
                                                                     less stability and tend to be more sensitive to changes in interest rates, but generally offer higher yields.

                                                                     LIQUIDITY RISK -- The risk that certain securities or other investments may be difficult or impossible to sell at the
                                                                     time a Portfolio would like to sell them or it may be
                                                                     difficult for a Portfolio to sell the investment for the
                                                                     value the Portfolio has placed on it.
-----------------------------------------------------------------------------------------------------------------------------------


                                      13

-----------------------------------------------------------------------------------------------------------------------------------
                  SECURITIES                                                    PRINCIPAL RISKS ASSOCIATED WITH THE SECURITY
-----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL REVENUE BONDS:  Revenue bonds that are backed by a        CREDIT RISK
state of a private issuer .
                                                                     INTEREST RATE RISK

                                                                     LIQUIDITY RISK
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS:  Corporate debt obligations include      CALL RISK -- The risk that an issuer will exercise its right
bonds, notes, debentures, and other obligations of corporate         to pay principal on an obligation held by a Portfolio (such
entities to pay interest and repay principal.                        as a mortgage backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from
                                                                     having to reinvest in lower yielding securities.

                                                                     CREDIT RISK

                                                                     EXTENSION RISK -- The risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio
                                                                     (such as a Mortgage-Backed Security) later than expected.
                                                                     This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will
                                                                     decrease and the Portfolio will also suffer from the
                                                                     inability to invest in higher yielding securities.

                                                                     INTEREST RATE RISK

                                                                     LIQUIDITY RISK
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:  U.S. government obligations are        CALL RISK
debt obligations issued or guaranteed by the U.S. Treasury or
by an agency or instrumentality of the U.S. government.  Not         EXTENSION RISK
all U.S. government obligations are backed by the full faith
and credit of the United States.  For example, obligations           INTEREST RATE RISK
issued by the Federal Farm Credit Bank or by the Federal
National Mortgage Association are supported by the agency's
right to borrow money from the U.S. Treasury under certain
circumstances.  There is no guarantee that the government
will support these obligations if it is not required to do so, and, therefore, they involve more risk than other government obligations.
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS (IN GENERAL): Securities that are issued       CREDIT RISK
to raise money for various public purposes, including general
purpose financing for state and local governments as well as         INTEREST RATE RISK
financing for specific projects or public facilities. Municipal
obligations may be backed by the full taxing power of a              TAXABLE INCOME RISK -- The risk that income earned on
municipality or by the revenues from a specific project or the       municipal obligations may be subject to state or and local
credit of a private organization. Some municipal obligations         taxes or may be treated as a preference item for determining
are insured by private insurance companies, while others may be      the federal alternative minimum tax.
supported by letters of credit furnished by domestic or
foreign banks.                                                       LIQUIDITY RISK
-----------------------------------------------------------------------------------------------------------------------------------


                                      14

-----------------------------------------------------------------------------------------------------------------------------------
                  SECURITIES                                                    PRINCIPAL RISKS ASSOCIATED WITH THE SECURITY
-----------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL LEASE OBLIGATIONS: Securities issued by state and local    CREDIT RISK
governments or authorities to acquire land and a wide variety of
equipment and facilities. These obligations typically are not        INTEREST RATE RISK
backed by the credit of the issuing municipality, and their
interest may become taxable if the lease is assigned. If funds       LIQUIDITY RISK
are not appropriated for the lease payments for the following year, the lease may terminate, with the possibility of
significant loss to the Portfolio holding the securities.
Certificates of Participation in municipal lease obligations or installment sales contracts entitle the holder to a proportionate interest in the lease purchase payments made.
-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES OF FOREIGN ISSUERS: Securities issued by: (1)             FOREIGN RISKS -- The risk that foreign securities may be
Companies organized outside the United States, (2) companies         adversely affected by political instability of the issuer's
whose securities are principally traded outside of the United        country, changes in currency exchange rates, foreign economic
States, and (3) foreign governments and agencies or                  conditions, or regulatory and reporting standards that are
instrumentalities of foreign governments. Securities of foreign      less stringent than those of the United States. Foreign
issuers includes American Depositary Receipts (ADRs), which are      investment risks will normally be greatest when a Fund
U.S. dollar-denominated securities.                                  invests in issuers located in emerging countries.
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS: An          CREDIT RISK
agreement between a buyer and seller of securities in which the seller agrees to buy the securities back within a specified
period of time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate.
-----------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER: Promissory notes issued by              CREDIT RISK
municipalities to help finance short-term capital or operating
needs.                                                               INTEREST RATE RISK

                                                                     LIQUIDITY RISK
-----------------------------------------------------------------------------------------------------------------------------------


In addition to the securities identified above, the Portfolio may, from time to time, engage in the following investment practices or techniques:

BORROWING FROM BANKS. The Portfolio may borrow money from banks (up to 33 1/3% of the Portfolio's total assets) for temporary or emergency purposes.

DERIVATIVE INSTRUMENTS. The Municipal Money Market and Cash Reserve Portfolios also may invest in instruments and securities generally known as derivative investments. These investments may include the use of derivative/synthetic municipals (e.g., tender option bonds and certificates of participation), zero coupon bonds, and stripped fixed-income obligations. BIMC may not buy any of these instruments or use any of these techniques unless it believes that doing so will help the Portfolio achieve its investment objective. Use of these instruments and techniques can alter the risk and return characteristics of a Portfolio. They also may result in a loss of principal if BIMC judges market conditions incorrectly or employs a strategy that does not correlate well with the investment strategy of the Portfolio.


WHAT IS A DERIVATIVE INSTRUMENT?

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been traded on regulated exchanges for more than two decades.

LENDING SECURITIES. The Portfolio may temporarily lend up to 33 1/3% of its portfolio securities to broker-dealers and institutions, but only when the loans are fully collateralized.

For more information about the securities in which the Portfolio invests, please refer to the Appendix to this Prospectus and the SAI.

YEAR 2000 AND EURO READINESS. Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information with respect to the Year 2000. Similar adverse affects could result if computers do not properly process information based on the conversion of the Euro, the new currency of the European Union which took effect on January 1, 1999. The Portfolio has received reasonable assurances from its service providers that they are addressing these issues to preserve smooth trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.

These computer problems could also adversely affect the Portfolio's investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers.

-------------------------------------------------------------------------------
                           WHO MANAGES THE PORTFOLIO?
-------------------------------------------------------------------------------

First Tennessee, 530 Oak Court Dr., Memphis, Tennessee, Memphis, Tennessee, serves as the investment adviser to each Portfolio. For managing its investment and business affairs, each Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of .25% of aggregate average net assets of all the Money Market Portfolios through $1 billion, and .22% on amounts greater than $1 billion. First Tennessee has voluntarily agreed to a portion of the fee that it is entitled to receive under the Investment Advisory and Management Agreement (the "Agreement") to the extent such fees exceed .10% of each Money Market Portfolio's average net assets.

First Tennessee serves as an investment adviser to individual, corporate and institutional advisory clients, pension plans and collective investment funds, with approximately $16 billion in assets under administration (including nondiscretionary accounts) and $4 billion in assets under management as of June 30, 1998, as well as experience in supervising sub-advisers.

BIMC (formerly known as PNC Institutional Management Corporation), 400 Bellevue Parkway, Wilmington, Delaware, serves as the Sub-Adviser for each Portfolio subject to the supervision of First Tennessee, pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. BIMC is an indirect, wholly owned subsidiary of PNC Bank Corp. (PNC Bank), a multi-bank holding company. BIMC was organized in 1973 to perform advisory services for investment companies. BIMC changed its name in 1998 following a reorganization of its investment management operations. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1847. BIMC advises or manages approximately 48 short-term liquid asset portfolios, including money market portfolios, with total assets of approximately $44 billion as of September 30, 1998.

-------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
-------------------------------------------------------------------------------

CLASS I

WHO MAY INVEST?

Class I shares are designed exclusively for investment of monies held in non-retail trust, advisory, agency, custodial or similar accounts ("Institutional Accounts"). Class I shares may be purchased for Institutional Accounts by financial institutions, business organizations, corporations, municipalities, non-profit institutions, and other institutional investors serving in a trust, advisory, agency, custodial or similar capacity (each an "Institutional Investor" and collectively "Institutional Investors") who meet the investment threshold for this Class of shares.

HOW IS AN INSTITUTIONAL ACCOUNT ESTABLISHED?

An initial investment must be preceded by or made in conjunction with the establishment of an Institutional Account with an Institutional Investor. Establishment of an Institutional Account may require that documents and applications be completed and signed before the investment can be implemented. The Institutional Investor may require that certain documents be provided prior to making a redemption from the Portfolio.

Institutional Investors may charge fees in addition to those described herein. Fee schedules for Institutional Accounts are available upon request from the Institutional Investor and are detailed in the agreements by which each client opens an account with an Institutional Investor.

HOW ARE INVESTMENTS MADE?

Each Institutional Investor will transmit orders to Boston Financial Data Services (the "Transfer Agent"). If an order is received by the Transfer Agent prior to 2:00 p.m. Eastern Time on any Business Day (as defined in the section "How Are Portfolio Shares Valued?") and the funds are received by the Transfer Agent that day, the investment will earn dividends declared on the day of purchase. Institutional Investors will wire funds through the Federal Reserve System. Purchases will be processed at the net asset value per share (NAV) calculated after an order is received and accepted by the Transfer Agent. The Portfolios requires advance notification of all wire purchases. To secure same day acceptance of federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability), an Institutional Investor must call the Transfer Agent at 1-800-442-1941 (option 2), prior to 2:00 p.m. Eastern Time on any Business Day to advise it of the wire. The Trust may discontinue offering its shares in any Class of the Portfolios without notice to shareholders.

MINIMUM INVESTMENT AND ACCOUNT BALANCE. The minimum initial investment for each Institutional Investor is $750,000. Institutional Investors may satisfy the minimum investment by aggregating their Institutional Accounts within the Portfolios. Subsequent investments may be in any amount. If an Institutional Investor's Class I account falls below $375,000 due to redemption, the Portfolios may close the account. An Institutional Investor may be notified if the minimum balance is not being maintained and will be allowed 30 days to make additional investments before the account is closed. Shares will be redeemed at the NAV on the day the account is closed, and proceeds will be sent to the address of record.

Should an Institutional Investor or a beneficial owner of Class I shares cease to be eligible to participate in this Class, Class I shares held in an Institutional Account may be converted to another class of shares. Any such conversion will be made on the basis of the relative NAVs of the two Classes without the imposition of any sales load, fee or other charge. Institutional Investors or beneficial owners will receive at least 30 days prior notice of any proposed conversion.

HOW ARE REDEMPTIONS MADE?

Institutional Investors may redeem all or a portion of their account shares on any Business Day. Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request and will earn dividends declared through the day prior to redemption. If an account is closed, any accrued dividends will be paid at the beginning of the following month.

Institutional Investors may make redemptions by wire provided they have established a wire account with the Transfer Agent. Please call 1-800-442-1941 (option 2), to advise the Transfer Agent of the wire. If telephone instructions are received before 2:00 p.m. Eastern Time on any Business Day, proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. The Institutional Investor may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent at P.O. Box 8050, Boston, MA, 02266.

Pursuant to the Investment Company Act of 1940, as amended, if making immediate payment of redemption proceeds could adversely affect a Portfolio, payments may be made up to seven days later. Also, when the New York Stock Exchange (NYSE) is closed (or when trading is restricted) for any reason other than customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may
--------------------------------------------------------------------------------

WHAT CLASS OF SHARES DO THE MONEY MARKET PORTFOLIOS OFFER?

The U.S. Treasury Money Market Portfolio offers investors four different classes of shares. The other Money Market Portfolios offer investors three different class of shares. The different classes of shares represent investments in the same portfolio of securities, however, each class is subject to different expenses and likely will have different share prices. When you buy shares, be sure to tell us the class of shares in which you would like to vest.

CLASS I SHARES. Class I shares are offered to instiutional investors exclusively Class I shares are not subject to any sales loads and do not incur distribution or shareholder service fees.

CLASS II, III AND IV SHARES. Class II, III and IV shares are offered to investors with a lower investment minimum. These classes also incur varying levels of distribution or shareholder servicing fees. Class IV shares are only offered by the U.S. Treasury Money Market Portfolio.

exceed seven days. To the extent portfolio securities are traded in other markets on days when either the NYSE or the Federal Reserve Bank of New York (New York Federal Reserve) is closed, each Portfolio's NAV may be affected on days when investors do not have access to the Portfolios to purchase or redeem shares.

If transactions by telephone cannot be executed (for example, during times of unusual market activity), orders may be placed by mail to the Transfer Agent. In case of suspension of the right of redemption, the Institutional Investor may either withdraw its request for redemption or it will receive payment based on the NAV next determined after the termination of the suspension.

ADDITIONAL INFORMATION

The Portfolios also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in BIMC's opinion, they are of a size that would disrupt management of a Portfolio.

In order to allow BIMC to manage the Portfolios most effectively, Institutional Investors are strongly urged to initiate all trades (investments, exchanges and redemptions of shares) as early in the day as possible and to notify the Transfer Agent at least one day in advance of trades in excess of $1 million. In making these trade requests, the name of the Institutional Investor and the account number(s) must be supplied.

Transactions may be initiated by telephone. Please note that the Portfolios and their agents will not be responsible for any losses resulting from unauthorized telephone transactions if the Portfolios or their agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. The Portfolios or their agents may also record calls and an Institutional Investor should verify the accuracy of confirmation statements immediately after receipt. If an Institutional Investor does not want to be able to initiate redemptions and exchanges by telephone, please call the Transfer Agent for instructions.

CLASS II, III, AND IV
---------------------

WHO MAY INVEST?

Class II, III, and IV shares are designed for individuals and other investors who seek mutual fund investment convenience plus a lower investment minimum. These classes offer investors differing expense structures to choose between.

See "Fees and Expenses of the Portfolio".

INVESTMENT REQUIREMENTS

The minimum initial investment in Class II, III, and IV shares is $1,000. Subsequent investments may be in any amount greater than $100. If you participate in the Systematic Investing Program (see "Systematic Investing Program" below) or the "A Plus/First Horizon Card Program" (a consumer discount card program provided by First Horizon Strategic Alliances, Inc., a subsidiary of First Tennessee), the minimum initial investment is $250, and subsequent investments may be in any amount of $25 or greater.

If you are an employee of First Tennessee or any of its affiliates and you participate in the Systematic Investing Program, the minimum initial investment is $50, and subsequent investments may be in any amount of $25 or greater. If your balance in a Portfolio falls below the applicable minimum investment requirement due to redemption, you may be given 30 days notice to reestablish the minimum balance. If you do not re-establish the minimum balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed on the day the account is closed.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $100, and the minimum investment requirement still applies (excluding the specific circumstances, stated above, which reduce the minimum investment requirement). Each Portfolio reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.

You may initiate any transaction either directly or through your Investment Professional. Please note that the Portfolios and their agents will not be responsible for any losses resulting from unauthorized transactions if the Portfolios or their agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. Your Investment Professional may also record calls and you should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want to be able to redeem and exchange by telephone, please check the box on your application (if you invest directly) or, if you invest through an Investment Professional, please call them for instructions.

HOW DO I SET UP AN ACCOUNT?

You may set up an account directly in a Portfolio or you may invest in a Portfolio through your Investment Professional (see "How Do I Invest Through My

Investment Professional" below). Shares will be purchased based on the NAV next calculated after the Transfer Agent has received the request in proper form. If you are investing through an Investment Professional, transactions that your Investment Professional initiates should be transmitted to the Transfer Agent before 2:00 p.m. Eastern Time in order for you to receive that day's dividend accrual.

HOW DO I INVEST DIRECTLY?

When opening a new account directly, you must complete and sign an account application and send it to First Funds, c/o Boston Financial Data Services, P.O. Box 8050, Boston, MA 02266-8050. Telephone representatives are available at 1-800-442-1941 (option 2), between the hours of 8:00 a.m. to 4:00 p.m. Central Time (9:00 a.m. to 5:00 p.m. Eastern Time), Monday through Friday.

Investments may be made in several ways:

BY MAIL: Make your check payable to FIRST FUNDS [NAME OF PORTFOLIO], and mail it, along with the application, to the address indicated on the application. Your account will be credited on the business day that the Transfer Agent receives your application in good order.

BY BANK TRANSFER: Bank transfer allows you to move money between your bank account and your First Funds account. This automatic service allows you to transfer money from your bank account via the Automated Clearing House (ACH) network to your portfolio account. First, a portfolio account must be established, and an application sent to the Transfer Agent. Next, a deposit account must be opened at a bank providing bank transfer services and you must arrange for this service to be provided. Once you have completed this process, you can initiate a bank transfer by contacting a representative from your bank, providing the required information for the bank, and authorizing the transfer to take place. Please allow two or three days after the authorization for the transfer to occur.

BY WIRE: Call 1-800-442-1941 (option 2), to set up your Portfolio account to accommodate wire transactions. To initiate your wire transaction, call your depository institution. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:

         State Street Bank and Trust Company
         ABA #011000028
         First Funds
         Account #9905-440-5
         (Account Registration)
         (Account Number)
         (Wire Control Number) *See Below*

Prior to sending wires, please be sure to call 1-800-442-1941 (option 2), to receive a wire control number to be included in the body of the wire (see above).

Your bank may charge you a fee for this service.

HOW DO I REDEEM SHARES WHEN INVESTING DIRECTLY?

You may redeem all or a portion of your shares on any day that the Portfolios are open for business. Shares will be redeemed at the next calculated NAV after the Transfer Agent has received the redemption request and will earn dividends declared through the day prior to redemption. If a portfolio account is closed, any accrued dividends will be paid at the beginning of the following month.

You may redeem shares in several ways:

BY MAIL: Write a "letter of instruction" with your name, the Portfolio's name, your account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application, along with a signature guarantee as described below.

A signature guarantee is designed to protect you, the Portfolios, and their agents from fraud. Your written request requires a signature guarantee if you wish to redeem more than $1,000 worth of shares; if your portfolio account registration has changed within the last 30 days; if the check is not being mailed to the address on your account; if the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another First Funds account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers-dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public.

BY PHONE: Provided you have elected this option in advance, you may request a redemption of portfolio shares by calling the Transfer Agent at 1-800-442-1941 (option 2). Your redemption proceeds can be sent to you in the mail or, as more fully described below, the proceeds can be sent directly to a bank account you designate by bank transfer or wire. For your protection, all telephone calls are recorded. Also, neither First Funds, First Tennessee, BIMC, nor the Transfer Agent or any of their agents will be responsible for acting on telephone instructions they believe are genuine. For more information about telephone redemptions, please call 1-800-442-1941 (option 2).

BY BANK TRANSFER: When establishing your account in a Portfolio, you must have indicated this account privilege in order to authorize the redemption of monies with the proceeds transferred to your bank account. To authorize a redemption, simply contact the Transfer Agent at 1-800-442-1941 (option 2), and your redemption will be processed at the NAV next calculated. Please allow two or three days after the authorization for monies to reach your bank account.

BY WIRE: You may make redemptions by wire provided you have established a portfolio account to accommodate wire transactions. If telephone instructions are received before 2:00 p.m. Eastern Time, proceeds of the redemption will be wired as federal funds on the same day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent.

ADDITIONAL REDEMPTION REQUIREMENTS: The Portfolios may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven days. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. To the extent that portfolio securities are traded in other markets on days when either the NYSE or the New York Federal Reserve is closed, a Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares.

If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or you will receive payment based on the next determined NAV after the termination of the suspension.

HOW DO I INVEST THROUGH MY INVESTMENT PROFESSIONAL?

If you are investing through your Investment Professional, you may be required to set up a brokerage or agency account. Please call your Investment Professional for information on establishing an account. If you are purchasing shares of the Portfolio through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. Certain features of such programs may impose additional requirements and charges for the services rendered. Your Investment Professional may offer any or all of the services mentioned in this section, and is responsible for initiating all initial purchase transactions. Please contact your Investment Professional for information on these services.

SYSTEMATIC INVESTING PROGRAM

The Systematic Investing Program offers a simple way to maintain a regular investment program. You may arrange automatic transfers (minimum $25 per transaction) from your bank account to your First Funds account on a regular basis. When you participate in this program, the minimum initial investment in each Portfolio is $250. If you are an employee of First Tennessee or any of its affiliates, the minimum initial investment in each Portfolio is $50. You may change the amount of your automatic investment, skip an investment, or stop the Systematic Investing Program by calling the Transfer Agent at 1-800-442-1941 (option 2), or your Investment Professional at least three Business Days prior to your next scheduled investment date.

SYSTEMATIC WITHDRAWAL PLAN

You can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Plan payments are drawn from share redemptions and must be in the amount of $100 or more per Portfolio per month. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted. Please contact First Funds at 1-800-442-1941 (option 1) or your Investment Professional for more information.

HOW ARE PORTFOLIO SHARES VALUED?

The term "net asset value per share," or NAV, means the worth of one share. The NAV of each Class of each Portfolio is calculated by adding that Class' pro rata share of the value of all securities and other assets attributable to that Portfolio, deducting that Class' pro rata share of portfolio liabilities, further deducting Class specific liabilities, and dividing the result by the number of shares outstanding in that Class.

The Portfolios are open for business each date that both the NYSE and the New York Federal Reserve are open (a "Business Day"). The NAV is calculated at the close of the Portfolio's business day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). Share price is not calculated on the days that the NYSE is closed.

When a Portfolio calculates the share price for each share Class, it values the securities it holds at market value. Sometimes market quotes from some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees of First Funds.

WHAT ARE MY DISTRIBUTION OPTIONS?

Each Portfolio earns interest from its investments. These are passed along as dividend distributions. Income dividends for the Portfolios are declared daily and paid monthly. The Portfolios may realize capital gains if it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When you fill out your account application, you can specify how you want to receive your distributions. Currently, there are three available options:

1. REINVESTMENT OPTION. Your dividend distributions and capital gain distributions, if any, will be automatically reinvested in additional shares of the Portfolio. Reinvestment of distributions will be made at that day's NAV. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. You will be sent a check for each dividend and capital gain distribution. Distribution checks will be mailed no later than seven days after the last day of the month.

3. INCOME-EARNED OPTION. Your capital gain distributions, if any, will be automatically reinvested, but you will be sent a check for any dividend distribution.

HOW ARE EXCHANGES MADE?

An exchange is the redemption of shares of one Portfolio and the purchase of shares of another. The exchange privilege is a convenient way to sell and buy shares of other Portfolios within First Funds. Not all First Funds Portfolios may be available in your state. Please check with your Investment Professional or call First Funds at 1-800-442-1941. Except as noted below, each Portfolio's shares may be exchanged for the same Class shares of other First Funds Portfolios. The redemption and purchase will be made at the NAV next determined after the exchange request is received and accepted by the Transfer Agent. You may execute exchange transactions by calling the Transfer Agent at 1-800-442-1941 (option 2) prior to 2:00 p.m. Eastern Time on any Business Day.

Class II shares of the First Funds Money Market Portfolios are not currently available for investment. Investors in Class II shares of other First Funds Portfolios wishing to exchange into one of the Money Market Portfolios will receive Class III shares.

If you exchange shares subject to a CDSC the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any Portfolio into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares.

When making an exchange or opening an account in another Portfolio by exchange, the registration and tax identification numbers of the two accounts must be identical. In order to open a new account through exchange, the minimum initial investment requirements must be met.

Each exchange may produce a gain or loss for tax purposes. In order to protect each Portfolio's performance and its shareholders, First Tennessee and BIMC discourage frequent exchange activity by investors in response to short-term market fluctuations. The Portfolios reserve the right to refuse any specific purchase order, including certain purchases by exchange if, in BIMC's opinion, a Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be affected adversely. Exchanges or purchase orders may be restricted or refused if a Portfolio receives or anticipates individual or simultaneous orders affecting significant portions of that Portfolio's assets. Although each Portfolio will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Portfolios reserve the right to modify or withdraw the exchange privilege upon 60 days notice and to suspend the offering of shares in any Class without notice to shareholders. You or your Institutional Investor, if you are invested in Class I, will receive written confirmation of each exchange transaction.

Exchanges are generally not permitted from Class I to another Class. Should a beneficial owner of Class I shares cease to be eligible to purchase shares of Class I, Class I shares held in an Institutional Account may be converted to shares of another Class.

STATEMENTS AND REPORTS

You, or if Class I, the Institutional Investor, will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. A statement with tax information will be mailed by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you, or if Class I, the Institutional Investor, will receive the Portfolio's financial statements. To reduce expenses, only one copy of the Portfolio's reports (such as the Prospectus and Annual Report) will be mailed to each investor or, if Class I, each Institutional Investor. Please write to First Funds at 370 17th Street, Suite 3100, Denver, Colorado 80202 to request additional copies.

WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?

The Portfolios intend to distribute substantially all of their net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis. Any net capital gains realized are normally distributed in December. Income dividends for the Portfolios are declared daily and paid monthly.

FEDERAL TAXES. Distributions of gains from the sale of assets held by a Portfolio for more than one year generally are taxable to shareholders at the applicable long-term capital gains rate, regardless of how long they have owned their portfolio shares. Distributions from other sources generally are taxed as ordinary income.

When paid, dividends are taxable, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and paid in January are taxable as if paid on December 31. The Portfolios will send each investor or, if Class I, each Institutional Investor, an IRS Form 1099-DIV by January 31 of each year.

Federally tax-free interest earned by the Municipal Money Market Portfolio is federally tax-free when distributed as income dividends. If the Portfolio earns federally taxable income from any of its investments, it will be distributed as a taxable dividend. Gains from the sale of tax-free bonds held by the Municipal Money Market Portfolio for more than one year result in a taxable capital gain distribution. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends.

REDEMPTIONS AND EXCHANGES. A capital gain or loss may be realized when shares of a Portfolio are redeemed or exchanged. For most types of accounts, the Portfolio will report the proceeds of redemptions to each shareholder or, if Class I, the Institutional Investor, and the IRS annually. However, the tax treatment also depends on the purchase price and your personal tax position.

"BUYING A DIVIDEND." On the record date for a distribution of income or capital gains, a Portfolio's share price is reduced by the amount of the distribution. If shares are bought just before the record date ("buying a dividend"), the full price for the shares will by paid, and a portion of the price will be received back as a taxable distribution.

OTHER TAX INFORMATION. The information above is only a summary of some of the federal tax consequences generally affecting the Portfolios and their shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal tax, distributions may be subject to state or local taxes.

Institutional Investors and other shareholders should consult their tax advisers for details and up-to-date information on the tax laws in your state to determine whether each Portfolio is suitable given your particular tax situation.

When you sign your account application, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you do not comply with IRS regulations, the IRS can require the Portfolio to withhold 31% of taxable distributions from your account.

-------------------------------------------------------------------------------
               DISTRIBUTION PLANS AND SHAREHOLDER SERVICING PLANS
-------------------------------------------------------------------------------

The Trustees have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act for both the Class III shares of each Portfolio and Class IV shares of the U.S. Treasury Money Market Portfolio (each a "Distribution Plan" and together the "Distribution Plans"). The Distribution Plans permit the use of portfolio assets to compensate ALPS for its services and costs in distributing Class III and Class IV shares and servicing shareholder accounts.

Under the Distribution Plans, ALPS receives an amount up to .45% of the average net assets of each Portfolio that are attributable to Class III shares and an amount up to .65% of the average net assets of the U.S. Treasury Money Market Portfolio that are attributable to Class IV shares. The Trustees have limited the amount that may be paid under the Class III Distribution Plan to .25%. All or a portion of the fees paid to ALPS under the Distribution Plans will, in turn, be paid to certain broker-dealers, investment advisers, and other third parties (each an "Investment Professional" and collectively "Investment Professionals") as compensation for selling Class III and IV shares and for providing ongoing sales support services.

The Trustees have also adopted a Shareholder Servicing Plan on behalf of Class II shares of each Portfolio. Under the Shareholder Servicing Plan, certain broker-dealers, banks, and other financial institutions (collectively "Service Organizations") are paid an amount equal to .25% of the average net assets of each Portfolio that are attributable to Class II shares as compensation for shareholder services and account maintenance. These services include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.

Because the fees paid under the Distribution and the Shareholder Servicing Plans are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The Financial Highlights Table is presented to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request by calling First Funds at 1-800-442-1941 (option 1).

U.S. TREASURY MONEY MARKET PORTFOLIO


                                                                                     CLASS I
                                                 ---------------------------------------------------------------------------------
                                                 For the Six Months
                                                 Ended December 31,                         For the Year
                                                     (Unaudited)                           Ended June 30,
----------------------------------------------------------------------------------------------------------------------------------
                                                        1998         1998         1997         1996         1995         1994
                                                        ----         ----         ----         ----         ----         ----

SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $1.00        $1.00         $1.00        $1.00        $1.00       $1.00
                                                 ---------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                  0.024        0.051         0.050        0.052        0.050       0.030
                                                 ---------------------------------------------------------------------------------

Distributions:
Net investment income                                 (0.024)      (0.051)       (0.050)      (0.052)      (0.050)     (0.030)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of period                         $1.00        $1.00         $1.00        $1.00        $1.00       $1.00
                                                 ---------------------------------------------------------------------------------
                                                 ---------------------------------------------------------------------------------

TOTAL RETURN+                                           2.41%#       5.19%         5.09%        5.30%        5.10%       3.06%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                $18,246      $19,314        $6,141      $75,703      $67,377    $100,868
Ratio of expenses to average net assets (1)             0.47%*       0.45%         0.37%        0.36%        0.36%       0.33%
Ratio of net investment income to average net assets    4.75%*       5.09%         5.01%        5.19%        5.00%       3.04%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.            0.65%*       0.63%         0.55%        0.56%        0.63%       0.60%



                                                                                    CLASS III
                                                     -----------------------------------------------------------------
                                                     For the Six Months
                                                     Ended December 31,                    For the Year
                                                         (Unaudited)                      Ended June 30,
----------------------------------------------------------------------------------------------------------------------
                                                            1998              1998             1997             1996**
                                                            ----              ----             ----             ------

SELECTED PER-SHARE DATA
Net asset value, beginning of period                        $1.00            $1.00             $1.00             $1.00
                                                     -----------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.023            0.049             0.047             0.044
                                                     -----------------------------------------------------------------

Distributions:
Net investment income                                      (0.023)          (0.049)           (0.047)           (0.044)
                                                     -----------------------------------------------------------------
Net asset value, end of period                              $1.00            $1.00             $1.00             $1.00
                                                     -----------------------------------------------------------------
                                                     -----------------------------------------------------------------

TOTAL RETURN+                                                2.29%#           5.03%             4.84%             4.47%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                     $52,636          $42,288           $61,135            $3,528
Ratio of expenses to average net assets (1)                  0.70%*           0.62%             0.62%             0.62%*
Ratio of net investment income to average net assets         4.52%*           4.92%             4.76%             4.93%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 0.88%*           0.80%             0.80%             0.82%*

 * Annualized.
** Class III commenced operations on August 8, 1995.
+ Total return would have been lower had various fees not been waived during the period.
#  Total return for periods of less than one year are not annualized.

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                                                                                     CLASS I
                                                 ---------------------------------------------------------------------------------
                                                 For the Six Months
                                                 Ended December 31,                         For the Year
                                                     (Unaudited)                           Ended June 30,
----------------------------------------------------------------------------------------------------------------------------------
                                                        1998         1998         1997         1996         1995         1994
                                                        ----         ----         ----         ----         ----         ----
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $1.00        $1.00         $1.00        $1.00        $1.00       $1.00
                                                 ---------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                  0.025        0.052         0.051        0.053        0.053       0.032
                                                 ---------------------------------------------------------------------------------

Distributions:
Net investment income                                 (0.025)      (0.052)       (0.051)      (0.053)      (0.053)     (0.032)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of period                         $1.00        $1.00         $1.00        $1.00        $1.00       $1.00
                                                 ---------------------------------------------------------------------------------
                                                 ---------------------------------------------------------------------------------

TOTAL RETURN+                                           2.49%#       5.37%         5.23%        5.37%        5.39%       3.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                $89,336      $88,255       $94,541      $88,111      $88,057     $67,854
Ratio of expenses to average net assets (1)             0.39%*       0.35%         0.35%        0.33%        0.31%       0.28%
Ratio of net investment income to average net assets    4.92%*       5.24%         5.11%        5.28%        5.27%       3.18%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.            0.57%*       0.52%         0.53%        0.53%        0.58%       0.55%


                                                                                    CLASS III
                                                     -----------------------------------------------------------------
                                                     For the Six Months
                                                     Ended December 31,                    For the Year
                                                         (Unaudited)                      Ended June 30,
----------------------------------------------------------------------------------------------------------------------
                                                            1998              1998             1997             1996**
                                                            ----              ----             ----             ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                        $1.00            $1.00             $1.00             $1.00
                                                     -----------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.023            0.049             0.048             0.044
                                                     -----------------------------------------------------------------

Distributions:
Net investment income                                      (0.023)          (0.049)           (0.048)           (0.044)
                                                     -----------------------------------------------------------------
Net asset value, end of period                              $1.00            $1.00             $1.00             $1.00
                                                     -----------------------------------------------------------------
                                                     -----------------------------------------------------------------

TOTAL RETURN+                                                2.28%#           5.05%             4.91%             4.49%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                      $1,429           $2,513            $3,486              $228
Ratio of expenses to average net assets (1)                  0.75%*           0.65%             0.65%             0.65%*
Ratio of net investment income to average net assets         4.56%*           4.94%             4.81%             4.96%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 0.93%*           0.82%             0.83%             0.85%*

 * Annualized.
** Class III commenced operations on August 8, 1995.
+ Total return would have been lower had various fees not been waived during the period.
#  Total return for periods of less than one year are not annualized.

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET PORTFOLIO

                                                                                     CLASS I
                                                 ---------------------------------------------------------------------------------
                                                 For the Six Months
                                                 Ended December 31,                         For the Year
                                                     (Unaudited)                           Ended June 30,
----------------------------------------------------------------------------------------------------------------------------------
                                                        1998         1998         1997         1996         1995         1994
                                                        ----         ----         ----         ----         ----         ----
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $1.00        $1.00         $1.00        $1.00        $1.00       $1.00
                                                 ---------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                  0.015        0.033         0.033        0.035        0.034       0.024
                                                 ---------------------------------------------------------------------------------

Distributions:
Net investment income                                 (0.015)      (0.033)       (0.033)      (0.035)      (0.034)     (0.024)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of period                         $1.00        $1.00         $1.00        $1.00        $1.00       $1.00
                                                 ---------------------------------------------------------------------------------
                                                 ---------------------------------------------------------------------------------

TOTAL RETURN+                                           1.52%#       3.33%         3.32%        3.52%        3.48%       2.40%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                $42,839      $36,279       $45,988      $71,665      $94,078     $76,231
Ratio of expenses to average net assets (1)             0.33%*       0.38%         0.35%        0.32%        0.30%       0.28%
Ratio of net investment income to average net assets    3.02%*       3.28%         3.25%        3.50%        3.44%       2.39%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.            0.51%*       0.56%         0.53%        0.52%        0.57%       0.55%


                                                                                    CLASS III
                                                     -----------------------------------------------------------------
                                                     For the Six Months
                                                     Ended December 31,                    For the Year
                                                         (Unaudited)                      Ended June 30,
----------------------------------------------------------------------------------------------------------------------
                                                            1998              1998             1997             1996**
                                                            ----              ----             ----             ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                        $1.00            $1.00             $1.00             $1.00
Income from investment operations:
Net investment income                                       0.013            0.030             0.030             0.030

Distributions:
Net investment income                                      (0.013)          (0.030)           (0.030)           (0.030)
Net asset value, end of period                              $1.00            $1.00             $1.00             $1.00

TOTAL RETURN+                                                1.33%#           3.06%             3.03%             3.03%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                      $2,926           $3,929           $12,886            $2,905
Ratio of expenses to average net assets (1)                  0.70%*           0.63%             0.62%             0.58%*
Ratio of net investment income to average net assets         2.65%*           3.03%             2.98%             3.24%*

(1)During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 0.88%*           0.81%             0.79%             0.78%*


 * Annualized.
** Class III commenced operations on July 28, 1995.
+ Total return would have been lower had various fees not been waived during the period.
#  Total return for periods of less than one year are not annualized.

FINANCIAL HIGHLIGHTS
CASH RESERVE PORTFOLIO

                                                                                     CLASS I
                                                 -------------------------------------------------------------------
                                                 For the Six Months
                                                 Ended December 31,                         For the Year
                                                     (Unaudited)                           Ended June 30,
--------------------------------------------------------------------------------------------------------------------
                                                        1998         1998         1997         1996         1995
                                                        ----         ----         ----         ----         ----
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $1.00         $1.00        $1.00        $1.00       $1.00
                                                 -------------------------------------------------------------------
Income from investment operations:
Net investment income                                  0.026         0.053        0.051        0.053       0.042
                                                 -------------------------------------------------------------------

Distributions:
Net investment income                                 (0.026)       (0.053)      (0.051)      (0.053)     (0.042)
                                                 -------------------------------------------------------------------
Net asset value, end of period                         $1.00         $1.00        $1.00        $1.00       $1.00
                                                 -------------------------------------------------------------------
                                                 -------------------------------------------------------------------

TOTAL RETURN+                                           2.58%#        5.46%        5.23%        5.39%       4.27%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                $31,333       $40,242      $14,241      $16,369     $15,460
Ratio of expenses to average net assets (1)             0.38%*        0.36%        0.40%        0.42%       0.43%*
Ratio of net investment income to average net assets    5.08%*        5.33%        5.13%        5.22%       5.48%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.            0.55%*        0.54%        0.57%        0.61%       0.70%*

                                                                                    CLASS III
                                                     -----------------------------------------------------------------
                                                     For the Six Months
                                                     Ended December 31,                    For the Year
                                                         (Unaudited)                      Ended June 30,
----------------------------------------------------------------------------------------------------------------------
                                                            1998              1998             1997             1996**
                                                            ----              ----             ----             ------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                        $1.00            $1.00             $1.00             $1.00
                                                     -----------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.024            0.051             0.049             0.047
                                                     -----------------------------------------------------------------

Distributions:
Net investment income                                      (0.024)          (0.051)           (0.049)           (0.047)
                                                     -----------------------------------------------------------------
Net asset value, end of period                              $1.00            $1.00             $1.00             $1.00
                                                     -----------------------------------------------------------------
                                                     -----------------------------------------------------------------

TOTAL RETURN+                                                2.44%#           5.21%             5.00%             4.78%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                     $56,877          $58,243           $35,592           $24,190
Ratio of expenses to average net assets (1)                  0.64%*           0.60%             0.64%             0.62%*
Ratio of net investment income to average net assets         4.82%*           5.09%             4.88%             5.02%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 0.82%*           0.77%             0.82%             0.81%*

 * Annualized.
** Classes I and III commenced operations on September 26, 1994 and July 28,
   1995, respectively.
+ Total return would have been lower had various fees not been waived during the period.
#  Total return for periods of less than one year are not annualized.

-------------------------------------------------------------------------------
                                    APPENDIX
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The following information provides brief description of the securities in which each Portfolio may invest and the transactions it may make. Each Portfolio is not limited by this discussion, however, and may purchase other types of securities and may enter into other types of transactions if they are consistent with each Portfolio's investment objective and policies.

DELAYED-DELIVERY AND WHEN-ISSUED TRANSACTIONS. Each Portfolio may buy and sell obligations on an when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The market value of obligations purchased in this way may change before the delivery date, which could increase fluctuations in a Portfolio's share price, yield, and return. Ordinarily, a Portfolio will not earn interest on obligations until they are delivered.

DEMAND FEATURES AND STAND-BY COMMITMENTS. A demand features is a put that entitles the security holder to repayment of the principal amount of the underlying security at any time or at specified intervals. A standby commitment is a put that entitles the security holder to same-day settlement at amortized cost plus accrued interest.

ILLIQUID INVESTMENTS. Under guidelines established by the Trustees, BIMC determines the liquidity of a Portfolio's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expense, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Each Portfolio may invest up to 10% of its assets in illiquid investments and private placement.

RESTRICTED SECURITIES. Each Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists, these restricted securities are not treated as illiquid securities for the purposes of the Portfolio's investment limitations. Investing in restricted securities could have the effect of increasing the level of Portfolio illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

LETTERS OF CREDIT. Issuers or financial intermediaries who provide features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit (LOCs) or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for municipal instruments. BIMC may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, BIMC will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

REFUNDING CONTRACTS. Each Portfolio may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and the Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. Although a Portfolio may sell its rights under a refunding contract, these contracts are relatively new and the secondary market for them may be less liquid than the secondary market for other types of municipal securities.

U.S. TREASURY OBLIGATIONS. U.S. treasury obligations are obligations issued by the United States and backed by its full faith and credit.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments, including certain participation interests in municipal obligations, have interest rate adjustment formulas that help to stabilize their market values. Many variable or floating rate instruments also carry demand features that permit a Portfolio to sell them at par value plus accrued interest on short notice.

--------------------------------------------------------------------------------
                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIO
--------------------------------------------------------------------------------

If you would like more information about the Portfolio, the following documents are available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains additional information about all aspects of the Portfolio. A current SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a copy of the SAI, write or call the Portfolio at the address or phone number listed below.

Information about the Portfolio (including the SAI) also may be reviewed and copied, upon payment of a duplicating fee, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Portfolio. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

ANNUAL AND SEMI-ANNUAL REPORTS

The Portfolio's annual and semi-annual reports provide additional information about the Portfolio's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year.

--------------------------------------------------------------------------------
       TO OBTAIN THE SAI OR THE MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT
        FOR THE PORTFOLIO FREE OF CHARGE, OR TO OBTAIN OTHER INFORMATION
      ABOUT THE PORTFOLIO, YOU MAY WRITE TO FIRST FUNDS AT 370 17TH STREET,
                  SUITE 3100, DENVER, COLORADO 80202 OR CALL
                   FIRST FUNDS AT 1-800-422-1941 (OPTION 1).
--------------------------------------------------------------------------------


                                        INVESTMENT COMPANY ACT FILE NO. 811-6589

[LOGO]                                  ----------------------------------------
Investment Adviser                      FIRST FUNDS

                                        - Are NOT insured by the FDIC or any
[LOGO]                                    other governmental agency.
Sponsor and Distributor
                                        - Are NOT bank deposits or other
                                          obligations of or guaranteed by First
                                          Tennessee Bank National Association
                                          or any of its affiliates

                                        - Involve investment risks, including
                                          the possible loss of the principal
                                          amount invested
                                        ----------------------------------------

                                   FIRST FUNDS
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             CASH RESERVE PORTFOLIO
    STATEMENT OF ADDITIONAL INFORMATION FOR CLASS I, CLASS II, AND CLASS III
                            __________________, 1999

This Statement is not a prospectus but should be read in conjunction with the current Prospectus for each Class of First Funds (Trust): U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio, and Cash Reserve Portfolio dated ______________, 1999. Please retain this Statement for future reference. The Portfolios' financial statements and financial highlights, included in the Annual Report for the fiscal year ended June 30, 1998 and the Semi-Annual Report dated December 31, 1998, are incorporated herein by reference. To obtain additional free copies of this Statement, the Annual Report, the Semi-Annual Report, or the Prospectus, please call the Distributor at 1-800-442-1941, option 1 or write to the Distributor at 370 17th Street, Suite 3100, Denver CO 80202.

                                TABLE OF CONTENTS

INVESTMENT RESTRICTIONS AND LIMITATIONS......................................2
INVESTMENT INSTRUMENTS.......................................................3
PORTFOLIO TRANSACTIONS.......................................................7
VALUATION OF PORTFOLIO SECURITIES............................................7
PERFORMANCE..................................................................8
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................9
DISTRIBUTIONS AND TAXES.....................................................10
TRUSTEES AND OFFICERS.......................................................11
INVESTMENT ADVISORY AGREEMENTS..............................................12
ADMINISTRATION AGREEMENT AND OTHER CONTRACTS................................13
DESCRIPTION OF THE TRUST....................................................15
FINANCIAL STATEMENTS........................................................16
APPENDIX....................................................................17

INVESTMENT ADVISER
First Tennessee Bank National Association (First Tennessee or the Investment Adviser)

SUB-ADVISER
BlackRock Institutional Management Corporation (BIMC or the Sub-Adviser)

ADMINISTRATOR AND DISTRIBUTOR
ALPS Mutual Funds Services, Inc. (ALPS or the Administrator and Distributor)

CO-ADMINISTRATOR
First Tennessee Bank National Association (First Tennessee or the
Co-Administrator)

TRANSFER AGENT & SHAREHOLDER SERVICING AGENT
Boston Financial Data Services (Boston Financial or the Transfer Agent)

CUSTODIAN
State Street Bank & Trust Company (State Street or the Custodian)

                     INVESTMENT RESTRICTIONS AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Portfolio's acquisition of such security or other asset. Accordingly, borrowings and illiquid securities, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Portfolio's investment policies and limitations. With respect to borrowings and illiquid securities, any investment in such securities that exceed the applicable limitations set forth below or limitations imposed by rules adopted by the SEC will be reduced promptly to meet such limitations.

Fundamental policies and investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of that Portfolio. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

 INVESTMENT LIMITATIONS OF THE U.S. TREASURY MONEY MARKET, U.S. GOVERNMENT MONEY
           MARKET, MUNICIPAL MONEY MARKET AND CASH RESERVE PORTFOLIOS

THE FOLLOWING ARE THE FUNDAMENTAL LIMITATIONS FOR EACH PORTFOLIO SET FORTH IN THEIR ENTIRETY. THE PORTFOLIOS MAY NOT:

(1) with respect to 75% of a Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of a Portfolio's total assets would be invested in the securities of that issuer; or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2)     issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that each Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
        (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of a Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that each Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or with respect to the Municipal Money Market Portfolio, tax-exempt obligations issued or guaranteed by a territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, 25% or more of a Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Cash Reserve Portfolio will invest 25% or more of its total assets in the financial industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) Each Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single, open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as that Portfolio.

THE FOLLOWING LIMITATIONS OF EACH PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolios do not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolios do not currently intend during the coming year to purchase a security (other than a security insured or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of a Portfolio's total assets would be invested in the securities of a single issuer; provided that each Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(iii) The Portfolios do not currently intend during the coming year to purchase securities on margin, except that each Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolios may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). A Portfolio will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(v) The Portfolios do not currently intend during the coming year to purchase any security, if, as a result, more than 10% of a Portfolio's net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The Portfolios do not currently intend during the coming year to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

(vii) The Portfolios do not currently intend during the coming year to make loans, but this limitation does not apply to purchases of debt securities, to repurchase agreements or to loans of portfolio securities.

(viii) The Portfolios do not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(ix) Each Portfolio does not currently intend during the coming year to invest all of its assets in the securities of a single, open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as that Portfolio.

                             INVESTMENT INSTRUMENTS

First Tennessee serves as Investment Adviser to the Portfolios, and with the prior approval of the Board of Trustees (the Trustees), has engaged BlackRock Institutional Management Corporation to act as Sub-Adviser to each of the Portfolios, including providing investment research and credit analysis concerning Portfolio investments and conducting a continuous program of investment of Portfolio assets in accordance with the investment policies and objectives of each Portfolio.

RULE 2a-7. The Money Market Portfolios seek to maintain a stable net asset value per share by limiting Portfolio investments in accordance with the terms of Rule 2a-7 under the 1940 Act which sets forth limitations on the quality, maturity and other investment characteristics of registered investment companies which hold themselves out as money market funds.

ASSET-BACKED SECURITIES for Cash Reserve Portfolio may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

COMMERCIAL PAPER. Cash Reserve Portfolio may purchase commercial paper rated at the time of purchase A-1 by Standard & Poor's Corporation (S&P) or Prime-1 by Moody's Investors Service, Inc. (Moody's). The Portfolio may also purchase unrated commercial paper determined to be of comparable quality at the time of purchase by BIMC, pursuant to guidelines approved by the Trustees.

DELAYED-DELIVERY TRANSACTIONS. Each Portfolio may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by each Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities on a delayed-delivery basis, each Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because each Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolios' other investments. If each Portfolio remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, each Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When each Portfolio has sold a security on a delayed-delivery basis, each Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, each Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

Each Portfolio may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

FEDERALLY-TAXABLE OBLIGATIONS. Municipal Money Market Portfolio does not intend to invest in securities whose interest is federally taxable; however, from time to time, the Portfolio may invest a portion of its assets on a temporary basis in fixed-income obligations whose interest is subject to federal income tax. For example, the Portfolio may invest in obligations whose interest is federally taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares or sales of portfolio securities.

Should the Portfolio invest in taxable obligations, it would purchase securities which in the judgment of BIMC are of high quality. These would include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations of domestic banks, and repurchase agreements. The Portfolio will purchase taxable obligations only if they meet its quality requirements as set forth in the Prospectus.

Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of the Portfolio's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Portfolio's holdings would be affected and the Trustees would reevaluate the Portfolio's investment objectives and policies.

Municipal Money Market Portfolio anticipates being as fully invested as practicable in municipal securities; however, there may be occasions when as a result of maturities of portfolio securities, or sales of Portfolio shares, or in order to meet redemption requests, the Portfolio may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions, the Portfolio may be required to sell securities at a loss.

ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under guidelines established by the Trustees, BIMC, under the supervision of First Tennessee, determines the liquidity of Municipal Money Market Portfolio and Cash Reserve Portfolio's investments and, through reports from BIMC, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Portfolios' investments, BIMC may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolios' rights and obligations relating to the investment). Investments currently considered by Cash Reserve Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and some restricted securities and time deposits determined by BIMC to be illiquid. Investments currently considered by Municipal Money Market Portfolio to be illiquid include some restricted securities and municipal lease obligations determined by BIMC to be illiquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by the Trustees. If through a change in values, net assets or other circumstances, the Portfolios were in a position where more than 10% of their net assets were invested in illiquid securities, the Trustees would seek to take appropriate steps to protect liquidity.

MONEY MARKET OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS, DOMESTIC BRANCHES OF FOREIGN BANKS, AND FOREIGN BRANCHES OF DOMESTIC BANKS. Cash Reserve Portfolio may purchase bank obligations, such as certificates of deposit, bankers' acceptances, bank notes and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions that have total assets at the time of purchase in excess of $1 billion. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of the Portfolio's investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

MUNICIPAL LEASE OBLIGATIONS. Municipal Money Market Portfolio may invest a portion of its assets in municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Portfolio will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a Portfolio a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchase, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.

REPURCHASE AGREEMENTS are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security at an agreed upon price and date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price. This obligation is in effect secured by the underlying security having a value at least equal to the amount of the agreed upon resale price and marked to market daily. Each Portfolio may enter into a repurchase agreement with respect to any security in which it is authorized to invest even though the underlying security matures in more than one year. While it presently does not appear possible to eliminate all risks from the transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to each Portfolio in connection with bankruptcy proceedings), it is the policy of each Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found to present minimal credit risks by BIMC.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, each Portfolio will maintain appropriate high-grade liquid assets in a segregated custodial account to cover its obligation under the agreement. Each Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by BIMC. Such transactions may increase fluctuations in the market values of each Portfolio's assets and may be viewed as a form of leverage.

RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, Municipal Money Market Portfolio and Cash Reserve Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolios may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolios might obtain a less favorable price than prevailed when they decided to seek registration of the security. However, in general, the Portfolios anticipate holding restricted securities to maturity or selling them in an exempt transaction

SHORT SALES AGAINST THE BOX. A Portfolio may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Short sales could be used to protect the net asset value per share (NAV) of that Portfolio in anticipation of increased interest rates without sacrificing the current yield of the securities sold short. If a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Municipal Money Market Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default.

Ordinarily, the Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments.

Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. BIMC may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. In evaluating a foreign bank's credit, BIMC will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolio; and that the maturities of the underlying securities may be different from those of the commitments.

TENDER OPTION BONDS are created by coupling an intermediate or long-term, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, Municipal Money Market Portfolio effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the Portfolio may buy tender option bonds if the agreement gives the Portfolio the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for the Portfolio, BIMC will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS (VRDOS/FRDOS) are obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

A demand instrument with a conditional demand feature must have received both a short-term and a long-term high quality rating, or, if unrated, have been determined to be of comparable quality pursuant to procedures adopted by the Trustees. A demand instrument with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon a finding of comparable short-term quality pursuant to procedures to be adopted by the Trustees.

Municipal Money Market Portfolio and Cash Reserve Portfolio may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the Portfolios to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. The Portfolios consider variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs they purchase. The IRS has not ruled whether the interest on participating VRDOs is tax exempt and accordingly, Municipal Money Market Portfolio and Cash Reserve Portfolio intend to purchase these instruments based on opinions of BIMC's fund counsel.

Municipal Money Market Portfolio and Cash Reserve Portfolio may invest in variable or floating rate instruments that ultimately mature in more than 397 days, if the Portfolios acquire a right to sell the instruments that meets certain requirements set forth in Rule 2a-7. A variable rate instrument (including instruments subject to a demand feature) that matures in 397 days or less may be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the date on which principal can be recovered on demand. A variable rate instrument that matures in greater than 397 days but that is subject to a demand feature that is 397 days or less may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that matures in more than 397 days but that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. A floating rate instrument that matures in 397 days or less shall be deemed to have a maturity of one day.

U.S. Government Money Market Portfolio and Cash Reserve Portfolio may invest in variable and floating rate instruments of the U.S. Government, its agencies and instrumentalities, with remaining maturities of 397 days or more provided that they are deemed to have a maturity of less than 397 days as defined in accordance with the rules of the SEC. A variable rate instrument that matures in 397 days or more may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

                             PORTFOLIO TRANSACTIONS

First Tennessee and BIMC (collectively, the Advisers) are responsible for decisions to buy and sell securities for each Portfolio, broker-dealer selection, and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolios are usually principal transactions, the Portfolios incur little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolios may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter. No brokerage commissions were paid by the Portfolios during the last three fiscal years.

Each Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. Each Portfolio requires that investments mature within 397 days or less, as determined in accordance with the rules of the SEC. The amortized cost method of valuing portfolio securities requires that each Portfolio maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Portfolios' net income or expenses.

The Advisers' primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Advisers may, at their discretion, effect transactions with dealers that furnish statistical, research and other information or services which are deemed by the Advisers to be beneficial to the Portfolios' investment program. Certain research services furnished by dealers may be useful to the Advisers with clients other than the Portfolios. Similarly, any research services received by the Advisers through placement of portfolio transactions of other clients may be of value to the Advisers in fulfilling their obligations to the Portfolios. The Advisers are of the opinion that the material received is beneficial in supplementing their research and analysis, and therefore, may benefit the Portfolios by improving the quality of their investment advice. The advisory fee paid by the Portfolios is not reduced because the Advisers receive such services.

The Advisers and their affiliates manage several other investment accounts, some of which may have objectives similar to that of the Portfolios. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of each Portfolio and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Portfolios and such accounts in a manner deemed equitable by the Advisers. The Advisers may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of each Portfolio will be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of each Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Except to the extent permitted by law, portfolio securities will not be purchased from or sold to or through any "affiliated person," as defined in the 1940 Act, of the Advisers.

                        VALUATION OF PORTFOLIO SECURITIES

Each Portfolio values its investments on the basis of amortized cost. This technique involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price each Portfolio would receive if it sold the instrument. Valuing each Portfolio's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 under the 1940 Act, as amended. Each Portfolio must adhere to certain conditions under Rule 2a-7.

The Trustees and First Tennessee oversee BIMC's adherence to Securities and Exchange Commission (SEC) rules concerning money market funds, and the Trustees have established procedures designed to stabilize each Portfolio's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from each Portfolio's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

During periods of declining interest rates, yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder would be able to obtain a somewhat higher yield than would result if a Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

                                   PERFORMANCE

From time to time, each Class of each Portfolio may quote the CURRENT YIELD and EFFECTIVE YIELD for each Class in advertisements or in reports or other communications with shareholders. Both yield figures are based on historical earnings and are not intended to indicate future performance. The net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. In addition to the current yield, yields may be quoted in advertising based on any historical seven-day period.

Yield information may be useful in reviewing performance and for providing a basis for comparison with other investment alternatives. Yield will fluctuate, unlike investments which pay a fixed yield for a stated period of time. Investors should give consideration to the quality and maturity of portfolio securities of the respective investment companies when comparing investments.

Investors should recognize that in periods of declining interest rates, yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the holdings, thereby reducing the current yield. In periods of rising interest rates, the opposite can be expected to occur. The 7-day yields as of June 30, 1998 were as follows:

                                                     Class I      Class III
    U.S. Treasury Money Market                        5.05%         4.80%
    U.S. Government Money Market                      5.24%         4.93%
    Municipal Money Market                            3.37%         3.05%
    Cash Reserve                                      5.37%         5.12%

Municipal Money Market Portfolio also may quote the tax-equivalent yield for each class, which shows the taxable yield an investor would have to earn, before taxes, to equal the tax-free yield. Tax-equivalent yield is the current yield that would have to be earned, in the investor's tax bracket, to match the tax-free yields shown below after taking federal income taxes into account. Tax-equivalent yields are calculated by dividing current yield by the result of one minus a stated federal or combined federal and state tax rate. It gives the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of tax-exempt obligations yielding from 2.0% to 4.0%. Of course, no assurance can be given that each class will achieve any specific tax-exempt yield. While the Portfolio invests principally in municipal obligations whose interest is not includable in gross income for purposes of calculating federal income tax, other income received by the Portfolio may be taxable.

The following table shows the effect of a shareholder's tax status on effective yield under the federal income tax laws for 1998:

                    1998 TAX RATES AND TAX-EQUIVALENT YIELDS

                                               Federal
                   Taxable                     Tax                    If individual tax-exempt yield is:
                   Income*                     Bracket**              2.00%         3.00%         4.00%
single return             joint return                                Then taxable equivalent yield is:
$0       -$245,350        $0      -$42,350     15%                    2.35%         3.53%         4.71%
$25,351-$61,400           $42,351 -$102,300    28%                    2.78%         4.17%         5.56%
$61,401-$128,100          $102,301-$155,950    31%                    2.90%         4.35%         5.80%
$128,101-$278,450         $155,951-$278,450    36%                    3.13%         4.69%         6.25%
$278,451-above            $278,451-above       39.6%                  3.31%         4.97%         6.62%

    * Taxable income (gross income after all exemptions, adjustments, and deductions) based on 1998 tax rates.

    ** Excludes the impact of the phase out of personal exemptions, limitation on itemized deductions, and other credits, exclusions, and adjustments which may raise a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

The Portfolio may invest a portion of its assets in obligations that are subject to federal income tax. When the Portfolio invests in these obligations, its tax-equivalent yield will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.

Each Portfolio may compare the performance of each of its Classes or the performance of securities in which it or each of its Classes may invest to other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by IBC USA (Publications), Inc. of Ashland, MA, or by Lipper Analytical Services, Inc. (Lipper, sometimes referred to as Lipper Analytical Services), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, each Portfolio's performance may be compared to mutual fund performance indices prepared by Lipper. The MONEY FUND AVERAGES' (Government and Tax-Free), which is reported in the MONEY FUND REPORT, covers money market funds.

From time to time each Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications or periodicals. For example, the Portfolios may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.

Each Portfolio may compare its performance to the yields or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Salomon Brothers Inc., a broker-dealer firm; and other fixed-income investments such as certificates of deposit (CDs). The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds, and each Portfolio in particular, are not insured by the Federal Deposit Insurance Corporation (FDIC). Investors should give consideration to the quality and maturity of the Portfolio securities of the respective investment companies when comparing investment alternatives. Each Portfolio may also quote mutual fund rating services in its advertising materials, including data from a mutual fund rating service which rates mutual funds on the basis of risk adjusted performance. Each Portfolio may reference the growth and variety of money market mutual funds and First Tennessee's or Sub-Adviser's skill and participation in the industry.

Because the fees for Class II and Class III are higher than the fees for Class I, yields and returns for those classes will be lower than for Class I.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The following holiday closings have been scheduled: Veterans' Day, Thanksgiving Day, Christmas Day, New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Columbus Day. Although First Tennessee expects the same holiday schedule to be observed in the future, the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (New York Federal Reserve) may modify their holiday schedules at any time.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

Pursuant to Rule 11a-3 under the 1940 Act, each Portfolio is required to give shareholders at least 60 days' notice prior to terminating or modifying each Portfolio's exchange privilege. Under Rule 11a-3, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange, or (ii) under extraordinary circumstances, a Portfolio temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies. This exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor Regulations.

                             DISTRIBUTIONS AND TAXES

DIVIDENDS. Dividends will not normally qualify for the dividends-received deduction available to corporations, since the Portfolios' income is primarily derived from interest income and short-term capital gains. Depending upon state law, a portion of each Portfolio's dividends attributable to interest income derived from U.S. government securities may be exempt from state and local taxation. It is not anticipated that dividends attributable to U.S. government securities will be exempt from Tennessee income tax. The Portfolios will provide information on the portion of each Portfolio's dividends, if any, that qualifies for this exemption.

Dividends derived from Municipal Money Market Portfolio's tax-exempt income are not subject to federal income tax, but must be reported to the IRS by shareholders. Exempt-interest dividends are included in income for purposes of computing the portion of social security and railroad retirement benefits that may be subject to federal tax. If the Portfolio earns taxable income or capital gains from its investments, these amounts will be designated as taxable distributions. Dividends derived from taxable investment income and short-term capital gains are taxable as ordinary income. Municipal Money Market Portfolio will send a tax statement showing the amount of tax-exempt distributions for the past calendar year, and will send an IRS Form 1099-DIV by January 31 if the Portfolio makes any taxable distributions. It is not anticipated that the Portfolio's distributions will be exempt from Tennessee income tax.

Each Portfolio's distributions are taxable when they are paid whether taken in cash or reinvested in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. Each Portfolio will send an IRS Form 1099-DIV by January 31.

CAPITAL GAIN DISTRIBUTIONS. Each Portfolio may distribute short-term capital gains once a year or more often as necessary to maintain their NAVs at $1.00 per share or to comply with distribution requirements under federal tax law. Each Portfolio does not anticipate earning long-term capital gains on securities held.

TAX STATUS OF THE TRUST. Each Portfolio has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), so that each Portfolio will not be liable for federal income or excise taxes on net investment income or capital gains to the extent that these are distributed to shareholders in accordance with applicable provisions of the Code. The Portfolios also intend to comply with other federal tax rules applicable to regulated investment companies. The Portfolios' principal place of business is located in Denver, Colorado. The Portfolios intend to comply with Colorado tax rules applicable to registered investment companies.

STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. government securities. Some states limit this passthrough to mutual funds that invest a certain amount in U.S. government securities, and some types of securities, such as repurchase agreements and some agency backed securities, may not qualify for this pass-through benefit. The tax treatment of dividend distributions from U.S. Treasury Money Market Portfolio and U.S. Government Money Market Portfolio will be the same as if a shareholder directly owned a proportionate share of the U.S. government securities in the Portfolio. Because the income earned on most U.S. government securities in which the Portfolios invest is exempt from the state and local income taxes, the portion of dividends from the Portfolios attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. government securities.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on distributions received from each Portfolio. Investors should consult their tax advisors to determine whether each Portfolio is suitable to their particular tax situation.

Federal income tax will be withheld at a 20% rate on any eligible rollover distributions that are not transferred directly to another qualified plan or IRA. Actual income tax may be higher or lower and will be due when tax forms for the year are filed. Taxes will not be withheld in cases of direct rollover into an IRA or another qualified plan.

                              TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust are listed below. Each Trustee or officer that is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with First Tennessee or ALPS, is indicated by an asterisk(*).

-----------------------------------------------------------------------------------------------------------------------------------
                                                 TRUSTEES AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                Position(s)
           Name, Address, and Age                  Held                                 Principal Occupation
                                                with Trust                               During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS M. BATCHELOR, age 76,                      Trustee      Mr. Batchelor presently operates a management consultant business on
4325 Woodcrest Drive, Memphis, TN                              a limited basis, retired after owning and operating two General
                                                               Insurance Companies agencies for over thirty years. He was one of the founders and served as a director of First American State Bank in Memphis, TN (now part of United American Bank of Memphis). He currently serves as Chairman, Memphis Union Mission, TN, as well as a charity and a non-profit foundation.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN A. DECELL, age 62,                           Trustee      Mr. DeCell is the proprietor of DeCell & Company (real estate and
5178 Wheelis Dr., Suite 2, Memphis, TN                         business consulting), and President of Capital Advisers, Inc. (real estate consulting and asset management).
-----------------------------------------------------------------------------------------------------------------------------------
L. R. JALENAK, JR., age 68,                       Trustee      Mr. Jalenak was Chairman of the Board (1990 -1993 (retired)), Cleo
6094 Apple Tree Drive, Suite 11,                               Inc. (manufacturer of gift-related products), a Gibson Greetings
Memphis,TN                                                     Company. Mr. Jalenak is also a Director of Perrigo Company (1988 -
                                                               present), Lufkin Industries (1990 - present), Dyersburg Corporation
                                                               (1990 - present), was President and CEO (until 1990) of Cleo Inc., and was a Director of Gibson Greetings, Inc. from 1983 to 1991.
-----------------------------------------------------------------------------------------------------------------------------------
LARRY W. PAPASAN, age 57,                         Trustee      Mr. Papasan is President of Smith & Nephew, Inc. (orthopedic
5114 Winton Place, Memphis, TN                                 division). Mr. Papasan is a former Director of First American
                                                               National Bank of Memphis and The West Tennessee Board of First
                                                               American National Bank (1988 - 1991) and was President of Memphis
                                                               Light Gas and Water Division of the City of Memphis (1984 - 1991).
                                                               Mr. Papasan is also a member of the Board of the Plough Foundation, a non-profit trust.
-----------------------------------------------------------------------------------------------------------------------------------
RICHARD C. RANTZOW, age 60,                    President and   Mr. Rantzow was Vice President/Director, Ron Miller Associates, Inc.
5790 Shelby Avenue, Memphis, TN                   Trustee      (manufacturer).  Mr. Rantzow was Managing Partner (until 1990) of the Memphis office of Ernst & Young.
-----------------------------------------------------------------------------------------------------------------------------------
*JEREMY O. MAY, age 28,                          Treasurer     Mr. May is a Vice President and Director of Mutual Fund Operations
370 17th Street, Denver, CO                                    at ALPS Mutual Funds Services, Inc. (ALPS), the Administrator and
                                                               Distributor.  Prior to joining ALPS, Mr. May was an auditor with
                                                               Deloitte & Touche LLP in their Denver office.
-----------------------------------------------------------------------------------------------------------------------------------
*RUSSELL C. BURK, age 40,                        Secretary     Mr. Burk is General Counsel of ALPS.  Prior to joining ALPS, Mr.
370 17th Street, Denver CO                                     Burk served as Securities Counsel for Security Life of Denver, a wholly-owned subsidiary of ING.
-----------------------------------------------------------------------------------------------------------------------------------

Effective after the May 1998 meeting of the Board, the Trustees of the Trust each receive from the Trust an annual fee of $6,000 and a fee in the amount of $2,000 for attending each regularly scheduled quarterly meeting of the Trustees and $500 for each unscheduled meeting. Previously, the Trustees of the Trust each received from the Trust an annual fee of $4,000 and a fee in the amount of $1,250 for attending each regularly scheduled quarterly meeting of the Trustees and $500 for each unscheduled meeting. The Trustees were compensated as follows for their services provided during the Trust's fiscal year ended June 30, 1998:

-------------------------------------------------------------------------------------------------------------------------------
                                                                 Pension Or
                                                                 Retirement            Estimated              Aggregate
                                                                  Benefits               Annual             Compensation
                                          Aggregate              Accrued As             Benefits           From The Trust
                                        Compensation            Part of Fund              Upon                And Fund
                                          From the                Expenses             Retirement           Complex Paid
                                            Trust                                                            To Trustees
-------------------------------------------------------------------------------------------------------------------------------
Thomas M. Batchelor
Trustee                                    $9,500                    $0                    $0                  $9,500
-------------------------------------------------------------------------------------------------------------------------------
John A. DeCell
Trustee                                    $9,500                    $0                    $0                  $9,500
-------------------------------------------------------------------------------------------------------------------------------
L. R. Jalenak, Jr.
Trustee                                    $9,500                    $0                    $0                  $9,500
-------------------------------------------------------------------------------------------------------------------------------
Larry W. Papsan,                           $7,000                    $0                    $0                  $7,500
Trustee
-------------------------------------------------------------------------------------------------------------------------------
Richard C. Rantzow
Trustee                                    $9,500                    $0                    $0                  $9,500
-------------------------------------------------------------------------------------------------------------------------------

As of September 30, 1998, the officers and Trustees of the Trust owned less than 1% of the outstanding shares of any Portfolio.

                         INVESTMENT ADVISORY AGREEMENTS

Each Portfolio employs First Tennessee Bank National Association, Memphis, Tennessee, to furnish investment advisory and other services to the Portfolio. Under the Investment Advisory and Management Agreement with each Portfolio, First Tennessee is authorized to appoint one or more sub-advisers at First Tennessee's expense. BlackRock Institutional Management Corporation, formerly known as PNC Institutional Management Corporation, Wilmington, Delaware, acts as Sub-Adviser and, subject to the direction of the Trustees and of First Tennessee, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.

In addition to First Tennessee's fee and the fees payable to the Transfer Agent, Pricing and Accounting Agent, and to the Administrator, each Portfolio pays for all its expenses, without limitation, that are not assumed by these parties. Each Portfolio pays for typesetting, printing and mailing of proxy material to existing shareholders, legal expenses, and the fees of the custodian, auditor and Trustees. Other expenses paid by each Portfolio include: interest, taxes, brokerage commissions, each Portfolio's proportionate share of insurance premiums and Investment Company Institute dues, and costs of registering shares under federal and state securities laws. Each Portfolio also is liable for such nonrecurring expenses as may arise, including costs of litigation to which each Portfolio is a party, and its obligation under the Declaration of Trust to indemnify its officers and Trustees with respect to such litigation.

For managing its investment and business affairs, each Portfolio pays First Tennessee its prorated portion of a monthly management fee at the annual rate of
 .25% of aggregate average monthly net assets of all Money Market Portfolios of the Trust managed by First Tennessee through $1 billion, and .22% on amounts greater than $1 billion. First Tennessee has voluntarily agreed to waive its fee to .10% of average net assets. The fee waiver may be discontinued at any time. For the fiscal year ended June 30, 1998, First Tennessee earned $137,999, $238,922, $131,526 and $166,825 from the U.S. Treasury Money Market, U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios, respectively, before waiving $82,799, $143,353, $78,915 and $100,095 for the respective Portfolios. For the fiscal year ended June 30, 1997, First Tennessee earned $206,512, $237,756, $196,108 and $122,479 from the U.S. Treasury Money
Market Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and the Cash Reserve Portfolio, respectively, before waiving fees of $123,907, $142,654, $117,665 and $73,488 for the respective Portfolios. For the fiscal year ended June 30, 1996, First Tennessee earned $209,632, $241,977, $241,730, and $69,195 from U.S. Treasury Money Market, U.S. Government Money Market, Municipal Money Market, and Cash Reserve Portfolios, respectively, before waiving fees of $133,588, $155,065, $155,521, and $43,354 for the respective Portfolios.

Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to each Portfolio. As Sub-Adviser, BIMC is paid by First Tennessee a monthly sub-advisory fee at the annual rate of .08% of aggregate average monthly net assets of all money market Portfolios of the Trust advised by BIMC, through $500 million, .06% of the next $500 million, and .05% on amounts greater than $1 billion. Under the terms of the subadvisory agreement with First Tennessee, BIMC, subject to the supervision of First Tennessee, supervises the day-to-day operations of each Portfolio and provides investment research and credit analysis concerning each Portfolio's investments, conducts a continual program of investment of each Portfolio's assets and maintains the books and records required in connection with its duties under each sub-advisory agreement. In addition, BIMC keeps First Tennessee informed of the developments materially affecting each Portfolio.

                  ADMINISTRATION AGREEMENT AND OTHER CONTRACTS

ADMINISTRATOR AND DISTRIBUTOR. ALPS Mutual Funds Services, Inc. is the Administrator and Distributor to each Portfolio under separate Administration and General Distribution Agreements with respect to each Portfolio. ALPS, a Colorado corporation, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

As the Administrator, ALPS assists in each Portfolio's administration and operation, including, but not limited to, providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. ALPS is entitled to and receives from each Portfolio a monthly fee at the annual rate of .075% of average net assets.

For each Portfolio's fiscal year ended June 30, 1998, ALPS earned administration fees in the amount of $41,400, $71,676, $39,458 and 50,048 from the U.S.
Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and the Cash Reserve Portfolio, respectively. For each Portfolio's fiscal year ended June 30, 1997, ALPS earned administration fees in the amount of $61,953, $71,327, $58,833 and $36,744 from the U.S.
Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and Cash Reserve Portfolio, respectively. For each Portfolio's fiscal year ended June 30, 1996, ALPS earned administration fees in the amount of $62,889, $72,593, $72,519, and $20,758 from the U.S.
Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and the Cash Reserve Portfolio, respectively.

As the Distributor, ALPS sells shares of Class I as agent on behalf of the Trust at no additional cost to the Trust. Class II, III and IV are obligated to pay ALPS monthly an additional annual fee of up to .25%, .45% and .65% of average net assets, respectively, which consists of up to .25% in shareholder servicing fees for Class II and up to .45% and .65% in 12b-1 fees for Class III and IV, respectively, all or a portion of which may be paid out to broker-dealers or others involved in the distribution of Class II, Class III or Class IV shares. See "Distribution Plans" and "Shareholder Services Plans" below. First Tennessee and its affiliates neither participate in nor are responsible for the underwriting of Portfolio shares. Consistent with applicable law, affiliated brokers of First Tennessee may receive commissions or asset-based fees.

CO-ADMINISTRATOR. First Tennessee, serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including, but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive from each Portfolio a monthly fee at the annual rate of .05% of average net assets. First Tennessee has voluntarily agreed to waive its co-administration fee to .025% of each Portfolio's average net assets. The fee waiver may be discontinued at any time. For each Portfolio's fiscal year ended June 30, 1998, First Tennessee earned co-administration fees in the amount of $27,600, $47,784, $26,305 and $33,365 from the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and the Cash Reserve Portfolio, respectively, before waiving $13,800, $23,892, $13,153 and $16,682, respectively. For each Portfolio's fiscal year ended June 30, 1997, First Tennessee earned co-administration fees in the amount of $41,302, $47,551, $39,222 and $24,496 from the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and Cash Reserve Portfolio, respectively, before waiving $20,651, $23,775, $19,611 and $12,248, respectively. For each Portfolio's fiscal year ended June 30, 1996, First Tennessee earned co-administration fees in the amount of $41,850, $48,327, $48,285 and $13,808 from the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and the Cash Reserve Portfolio, respectively, before waiving $30,649, $36,477, $37,216 and $9,183, respectively.

TRANSFER AGENT FUND, ACCOUNTING AND CUSTODIAN. State Street Bank & Trust Company, through its affiliate Boston Financial Data Services, provides transfer agent and shareholder services for each Portfolio. For such services, State Street is entitled to receive a fee from each Portfolio based on their net asset value, plus out-of-pocket expenses.

State Street is also Custodian of the assets of the Portfolios and calculates the NAV and dividends of each Class of each Portfolio and maintains the portfolio general accounting records. The Custodian is responsible for the safekeeping of each Portfolio's assets and the appointment of sub-custodian banks and clearing agencies. For such services, State Street is entitled to receive a fee from each Portfolio based on its net asset value, plus certain minimum monthly accounting fees and out-of-pocket expenses. The Custodian takes no part in determining the investment policies of the Portfolios or in deciding which securities are purchased or sold by the Portfolios. The Portfolios, however, may invest in obligations of the Custodian and may purchase securities from or sell securities to the Custodian.

DISTRIBUTION PLANS. The Trustees of the Trust have adopted a Distribution Plan on behalf of Class III of each Portfolio and Class IV of the U.S. Treasury Money Market Portfolio (collectively the "Distribution Plans") pursuant to Rule 12b-1 (the Rule) under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Distribution Plans to allow Class III of each Portfolio and Class IV of the U.S. Treasury Money Market Portfolio and ALPS to incur distribution expenses. The Distribution Plans provide for payment of a distribution fee (12b-1 fee) of up to 0.45% of the average net assets of Class III of each Portfolio and 0.65% of the average net assets of Class IV of the U.S. Treasury Money Market Portfolio. The Trustees have limited the fees payable by Class III of each Portfolio to .25% of each Class III's average net assets. These fees are in addition to the fees paid to ALPS under the Administration Agreement. The Trust or ALPS, on behalf of Class III of each Portfolio and Class IV of the U.S. Treasury Money Market Portfolio, may enter into servicing agreements (Service Agreements) with banks, broker-dealers or other institutions (Agency Institutions). The Distribution Plans provide that ALPS may use its fees and other resources to make payments to Agency Institutions for performance of distribution-related services, including those enumerated above. The Service Agreements further provide for compensation to broker-dealers for their efforts to sell Class III and Class IV shares. The distribution-related services include, but are not limited to, the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses of each Portfolio and reports to recipients other than existing shareholders of each Portfolio; obtaining such information, analyses and reports with respect to marketing and promotional activities as ALPS may from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class III and Class IV shares; and providing training, marketing and support to such dealers and others with respect to the sale of Class III and Class IV shares. The Distribution Plans recognize ALPS may use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares.

The Distribution Plans have been approved by the Trustees, including the majority of disinterested Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plans prior to its approval, and have determined that there is a reasonable likelihood that each Distribution Plan will benefit each Portfolio and its shareholders. To the extent that the Distribution Plans give ALPS greater flexibility in connection with the distribution of shares of the class, additional sales of shares may result.

The Distribution Plans could be construed as compensation plans because ALPS is paid a fixed fee and is given discretion concerning what expenses are payable under the Distribution Plans. ALPS may spend more for marketing and distribution than it receives in fees and reimbursements from each Portfolio. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, ALPS could be said to have received a profit. For example, if ALPS pays $1 for distribution-related expenses and receives $2 under a Distribution Plan, the $1 difference could be said to be a profit for ALPS. Because ALPS is reimbursed for its out-of-pocket direct promotional expenses, a Distribution Plan also could be construed as a reimbursement plan. Until the issue is resolved by the SEC, unreimbursed expenses incurred in one year will not be carried over to a subsequent year. If after payments by ALPS for marketing and distribution there are any remaining fees attributable to a Distribution Plan, these may be used as ALPS may elect. Since the amount payable under the Distribution Plans will be commingled with ALPS's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of ALPS's overhead expenses will be paid out of Plan fees and that these expenses may include items such as the costs of leases, depreciation, communications, salaries, training and supplies. Each Portfolio believes that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plan.

For fiscal year ended June 30, 1998, Class III of the U.S. Treasury Money Market, U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios paid distribution fees in the amounts of $117,407, $11,375, $23,088 and $120,021, respectively. All of these fees were paid as compensation to dealers.

SHAREHOLDER SERVICES PLANS. In addition to the Rule 12b-1 Distribution Plans described above, Class II of each Portfolio has adopted Shareholder Services Plans to compensate Agency Institutions for individual shareholder services and account maintenance. These functions include: maintaining account records for each shareholder who beneficially owns Class II Shares; answering questions and handling correspondence from shareholders about their accounts; handling the transmission of funds representing the purchase price or redemption proceeds; issuing confirmations for transactions in Class II Shares by shareholders; assisting customers in completing application forms; communicating with the transfer agent; and providing account maintenance and account level support for all transactions. For these services the participating Agency Institutions are paid a service fee at the annual rate of up to .25% of average net assets of Class II.

Banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares and prohibit banks generally from issuing, underwriting, selling or distributing securities. The same laws and regulations generally permit a bank or bank affiliate to act as an investment adviser and co-administrator and to purchase shares of the investment company as agent for and upon the order of a customer. In the Trust's and Investment Adviser's opinion, banks and their affiliates may be paid for investment advisory, shareholder servicing, recordkeeping and co-administration functions. Changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank or its affiliates were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the Portfolios might occur, including possible termination of any automatic investment or redemption or other services then being provided by any bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. The Portfolios may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Plans. No preference will be shown in the selection of investments for the instruments of such depository institutions. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

                            DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio, and Cash Reserve Portfolio are portfolios of First Funds, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992. The Declaration of Trust permits the Trustees to create additional portfolios and classes. There are nine portfolios of the Trust, each with multiple Classes.

The assets of the Trust received for the issue or sale of shares of each Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of a Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of each Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

As of _______________, 1999, the following shareholders owned more than 5% of the outstanding shares of the indicated Class of the Portfolios: [PLEASE UPDATE]

                                                                   Total               % of          Total Outstanding
Name and Address                 Portfolio         Class        Shares Owned        Class Held            In Class
----------------                 ---------         -----        ------------        ----------            --------

VOTING RIGHTS. Each Portfolio's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or a Portfolio may, as set forth in the Declaration of Trust, call meetings of the Trust or a Portfolio for any purpose related to the Trust or Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or that Portfolio. If not so terminated, the Trust and each Portfolio will continue indefinitely.

CLASSES. Pursuant to the Declaration of Trust, the Trustees have authorized additional Classes of shares for each Portfolio of the Trust. Although the investment objective for each separate Class of a particular Portfolio is the same, fee structures are different such that one Class may have a higher yield than another Class of the same Portfolio at any particular time. Shareholders of the Trust will vote together in the aggregate and not separately by Portfolio, or by Class thereof, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Portfolio or a Class thereof. Pursuant to a vote by the Board of Trustees, the Trust has adopted Rule 18f-3 under the Act and has issued multiple Classes of shares with respect to each of its Portfolios. Accordingly, the rights, privileges and obligations of each such Class will be determined in accordance with such rule.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Trust's independent accountant. The independent accountant examines the annual financial statements for the Trust and provides other audit, tax, and related services.

                              FINANCIAL STATEMENTS

The Portfolios' financial statements and financial highlights for the fiscal year ended June 30, 1998, and the six-month period ended December 31, 1998, are included in the Trust's Annual and Semi-Annual Reports, which are separate reports supplied independent of this Statement of Additional Information. The Portfolios' financial statements and financial highlights are incorporated herein by reference.

The Portfolio's financial statements for the year ended June 30, 1998 were audited by PricewaterhouseCoopers LLP, whose report thereon is included in the Portfolio's annual report. On April 29, 1999, PricewaterhouseCoopers LLP resigned as the Portfolio's auditors; such resignation was accepted by the Board of Trustees. The Trustees have approved the appointment of Deloitte & Touche LLP as independent auditors of the Portfolio, effective upon the resignation of PricewaterhouseCoopers LLP.

                                    APPENDIX

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S COMMERCIAL PAPER RATINGS:

Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-   Leading market positions in well established industries.
-   High rates of return on funds employed.
- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
- Broad margins in earning coverage of fixed financial charges and with high internal cash generation.
- Well established access to a range of financial markets and assured sources of alternate liquidity.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S COMMERCIAL PAPER RATINGS:

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

                            PART C. OTHER INFORMATION

Item 23.     EXHIBITS

Exhibit
Number       Description
------       -----------
(a)(1)       Declaration of Trust dated as of March 6, 1992. (1)

   (2)       Supplement to the Declaration of Trust effective April 24,
             1992. (1)

   (3) Amended and Restated Declaration of Trust dated as of September 4, 1992. (1)

   (4)       Supplement to the Declaration of Trust effective August 1,
             1993. (1)

(b)(1)       Bylaws of the Trust. (1)

   (2)       Amendment to the Bylaws dated November 17, 1992. (1)

(c)          Not Applicable.

(d)(1) Investment Advisory and Management Agreements between the First Funds on behalf of U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, and Municipal Money Market Portfolio, and First Tennessee Bank National Association dated September 4, 1992. (1)

   (2) Sub-Advisory Agreements between Provident Institutional Management Corporation and First Tennessee Bank National Association on behalf of U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, and Municipal Money Market Portfolio, dated September 4, 1992. (1)

   (3) Investment Advisory and Management Agreement between the First Funds on behalf of Cash Reserve Portfolio, Total Return Equity Portfolio, and Total Return Fixed Income Portfolio, and First Tennessee Bank National Association dated February 15, 1993. (1)

   (4) Sub-Advisory Agreements between First Tennessee Investment Management, Inc. and First Tennessee Bank National Association on behalf of Cash Reserve Portfolio, Total Return Equity Portfolio and Total Return Fixed Income Portfolio, dated May 4, 1993. (1)

   (5) Investment Advisory and Management Agreement between First Funds on behalf of Tennessee Tax-Free Portfolio and First Tennessee Bank National Association dated October 25, 1995 is incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 9 to the Trust's Registration Statement.

   (6) Investment Advisory and Management Agreement between First Funds on behalf of Capital Appreciation Portfolio and First Tennessee Bank National Association dated August 29, 1997. (1)

   (7) Investment Advisory and Management Agreement between First Funds on behalf of Capital Appreciation Portfolio and Investment Advisers, Inc. dated August 29, 1997. (1)

   (8) Investment Advisory and Management Agreement between First Funds on behalf of Intermediate Bond Portfolio and First Tennessee Bank National Association dated August 29, 1997. (1)

   (9) Sub-Advisory Agreement between First Tennessee Bank National Association and Martin & Company, Inc. with respect to the Intermediate Bond Portfolio dated March 2, 1998. (1)

   (10) Sub-Advisory Agreement between First Tennessee Bank National Association and Martin & Company, Inc. with respect to the Tennessee Tax-Free Portfolio dated March 2, 1998. (1)

(e)(1) General Distribution Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds Services, Inc., dated July 1, 1995. (1)

   (2) Amended and Restated General Distribution Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds Services, Inc., dated August 19, 1998. (1)

   (3) Administration Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds Services, Inc., dated July 1, 1995. (1)

   (4) Amended and Restated Administration Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds Services, Inc., dated November 19, 1997. (1)

   (5) Amended and Restated Administration Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds Services, Inc., dated August 19, 1998. (1)

   (6)       Form of Servicing Agreement between ALPS Mutual Funds Services,
             Inc. and an

             Agency Institution. (3)

   (7) Form of Selling Dealer Agreement between ALPS Mutual Funds Services, Inc. and selected dealers. (3)

   (8) Form of Bank Agency Agreement between ALPS Mutual Funds Services, Inc., and banks. (3)

   (9)       Power of Attorney dated September 25, 1998 (2)

(f)          Not Applicable.

(g) Custody Agreement between the First Funds and State Street Bank & Trust Company dated May 7, 1999. (3)

(h) Transfer Agency Agreement between First Funds and State Street Bank & Trust Company dated May 7, 1999.

(i) Opinion and Consent of Baker, Donelson, Bearman & Caldwell [to be provided by amendment]

(j) Opinion and Consent of PricewaterhouseCoopers LLP, independent accountants [to be provided by amendment]

(k)          Not Applicable.

(l) Written assurances that purchase representing initial capital was made for investment purposes without any present intention of redeeming or reselling. (1)

(m)(1)       Form of Shareholder Servicing Plan for First Funds Class II and
             III. (3)

   (2)       Form of Distribution Plan for First Funds Class III shares. (3)

   (3)       Form of Distribution Plan for First Funds Class IV shares. (3)

   (4)       Form of Shareholder Services Plan for First Funds Class IV shares.
             (3)

(n)          Not Applicable.

(o) Form of Plan Providing for Multiple Classes of Shares pursuant to Rule 18f-3 is filed herewith electronically.

----------------
(1) Incorporated by reference to Post-Effective Amendment No. 15 to the Trust's Registration

    Statement.
(2) Incorporated by reference to Post-Effective Amendment No. 16 to the Trust's Registration Statement.
(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement.

Item 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

             Not Applicable.

Item 25.     INDEMNIFICATION

             Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee, or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he is involved by virtue of his service as a trustee, officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy is expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

      FIRST TENNESSEE BANK NATIONAL ASSOCIATION (FTB) - INVESTMENT ADVISER

Position                                           Other Business                                           Type of
with FTB                   Name                    connections*                                             Business
--------                   ----                    ------------                                             --------
Director                   Robert C. Blattberg     Polk Brothers Distinguished                              Education
                                                   Professor of Retailing
                                                   J.L. Kellogg Graduate School
                                                   of Management
                                                   Northwestern University (1)

                                                   Director, Factory Card Outlet Corp. (2)                  Retail

                                                   Director, Golub Corporation (3)                          Grocery

Director                   Carlos H. Cantu         President, Chief Executive Officer,                      Consumer services
                                                   Director, The ServiceMaster Company(4)                   and Supportive
                                                                                                            Management services

                                                   Director, Unicom Corporation (5)                         Utility

Director                   George E. Cates         Chairman of the Board and Chief                          Real estate investment
                                                   Executive Officer, Mid-America                           trust
                                                   Apartment Communities, Inc. (6)

Director,                  J. Kenneth Glass        Executive Vice President, Director,                      Bank holding company
President,                                         FTNC (7)
Retail Financial
Services                                           Chairman and Director, Norlen Life                       Credit life insurance
                                                   Insurance Company (7)

                                                   Director, FT Mortgage Companies (8)                      Mortgage company

                                                   Director, FT Mortgage Holding                            Mortgage company
                                                   Corporation (9)

                                                   Director, First Tennessee Mortgage                       Mortgage company
                                                   Services, Inc. (10)

                                                   Director, Highland Capital Management                    Investment Advisor
                                                   Corp. (11)

                                                   Chairman and Director, First Horizon                     Consumer access/discount
                                                   Strategic Alliances, Inc. (12)                           card program and finder

                                                   Director, First Tennessee Merchant                       Merchant processing
                                                   Services, Inc. (13)

                                                   Director, Federal Flood Certification                    Flood insurance
                                                   Corp. (14)

                                                   Director, FT Reinsurance Company (15)                    Insurance

                                                   Director, Martin & Company (16)                          Investment adviser

                                                   Director, First Horizon Asset Securities,                Securitization conduit
                                                   Inc. (17)

Position                                           Other Business                                           Type of
with FTB                   Name                    connections*                                             Business
--------                   ----                    ------------                                             --------
Director                   James A. Haslam, III    Chief Executive Officer, Pilot                           Retail operator of
                                                   Corporation (18)                                         convenience stores and
                                                                                                            travel centers

                                                   Director, Ruby Tuesday, Inc. (19)                        Restaurant

President,                 Ralph Horn              President, Chairman of the Board, Chief                  Bank holding company
Chairman of the                                    Executive Officer and Director, FTNC(7)
Board, Chief
Executive Officer                                  Director, Harrah's Entertainment, Inc.(20)               Casino, entertainment
and Director
                                                   Director, Mid-America Apartment                          Real estate investment
                                                   Communities, Inc. (6)                                    trust

Director,                  John C. Kelley, Jr.     Executive Vice President, Director,                      Bank holding company
President, Business                                FTNC (7)
Financial Services/
Memphis Financial                                  Director, Check Consultants, Inc. (7)                    Check processing and
Services                                                                                                    related services

                                                   Director, Check Consultants Company                      Check processing and
                                                   of Tennessee (7) related services

                                                   Director, First Tennessee Housing                        Public welfare
                                                   Corporation (21)                                         investments

                                                   Director, First Tennessee Equipment                      Equipment financing
                                                   Finance Corporation (22)

Director                   R. Brad Martin          Chairman of the Board, Chief Executive                   Retail
                                                   Officer, Saks, Incorporated (23)

                                                   Director, Harrah's Entertainment, Inc. (20)              Casino, entertainment

                                                   Director, Pilot Corporation (18)                         Retail operator of
                                                                                                            convenience stores and
                                                                                                            travel centers

Director                   Joseph Orgill, III      Chairman of the Board, West Union                        Distributor and
                                                   Corporation (24)                                         manufacturer for
                                                                                                            construction industry

                                                   Director, Chairman of the Board                          Wholesale hardware
                                                   Orgill, Inc. (25)                                        distributor

                                                   Mallory Group (26)                                       Warehousing,
                                                                                                            distribution and
                                                                                                            transportation

Director                   Vicki R. Palmer         Corporate Vice President and Treasurer of                Bottler of soft drink
                                                   Coca Cola Enterprises, Inc. (27)                         products

Director                   Michael D. Rose         Director, Nextera Enterprises, Inc. (28)                 Business consulting

                                                   Director, General Mills, Inc. (29)                       Food processing

                                                   Director, Ashland Inc. (30)                              Oil company

Position                                           Other Business                                           Type of
with FTB                   Name                    connections*                                             Business
--------                   ----                    ------------                                             --------
                           Michael D. Rose         Director, Darden Restaurants, Inc.(31)                   Restaurant
                           (continued)
                                                   Director, Stein Mart, Inc.(32)                           Retail

                                                   Director, FelCor Lodging Trust, Inc.(33)                 Hotel

                                                   Director, ResortQuest International,                     Vacation property
                                                   Inc. (34)                                                management

Director                   William B. Sansom       Chairman of the Board and Chief                          Wholesale distributor
                                                   Executive Officer, The H.T.
                                                   Hackney Company (35)

                                                   Director, Martin Marietta Materials,                     Construction aggregate
                                                   Inc. (36)                                                materials producer

                                                   Director, Astec Industries, Inc. (37)                    Construction aggregate
                                                                                                            Materials producer

Position                                           Other Business                                           Type of
with FTB                   Name                    connections*                                             Business
--------                   ----                    ------------                                             --------
Executive Vice             Susan Schmidt Bies      Executive Vice President, Auditor,                       Bank holding company
President,                                         FTNC (7)
Auditor

Executive Vice             Harry A. Johnson, III   Executive Vice President and                             Bank holding company
President and                                      General Counsel of FTNC(7)
General Counsel

Executive Vice             George Perry Lewis      Director, First Tennessee                                Broker Dealer
President-Group                                    Brokerage, Inc. (38)
Manager, Money
Management                                         Director, Highland Capital                               Investment Adviser
                                                   Management Corp. (11)

                                                   Director, Hickory Venture                                Venture Capital
                                                   Capital Corporation (39)

                                                   Director, Hickory Capital                                Venture Capital
                                                   Corporation (40)

                                                   Director, Martin & Co., Inc.(16)                         Investment Adviser

                                                   Director, FT Insurance Corporation(41)                   Insurance

Executive Vice             John P. O'Connor, Jr.   Executive Vice President and Chief                       Bank holding company
President and                                      Credit Officer of FTNC(7)
Chief Credit Officer

Executive Vice             Sarah Meyerrose         Executive Vice President Employee                        Bank holding company
President-                                         Services of FTNC(7)
Employee Services

Executive Vice             Elbert L. Thomas, Jr.   Executive Vice President and Chief                       Bank holding company
President, Chief                                   Financial Officer of FTNC(7)
Financial Officer
                                                   Director, First Tennessee ABS, Inc.(42)                  REIT/REMIC

                                                   Director, FT Real Estate Securities                      REIT/REMIC
                                                   Company, Inc.(43)

                                                   Director, FT Realty Securities QRS,                      REIT/REMIC
                                                   Inc.(44)

                                                   Director, FT Real Estate Securities                      REIT/REMIC
                                                   Holding Company, Inc.(45)

Executive Vice             Charles Burkett         Director, Highland Capital Management                    Investment Adviser
President, Affluent                                Corp.(11)
Market Manager

Executive Vice             David L. Berry          None
President

Executive Vice             William E. Woodson      Director, Martin & Co., inc.(16)                         Investment Adviser
President

Position                                           Other Business                                           Type of
with FTB                   Name                    connections*                                             Business
--------                   ----                    ------------                                             --------
Senior Vice President      Wayne C. Marsh          None

Senior Vice President      John Curtis             None

Senior Vice President      Deborah McDonald        None

Senior Vice President      Yvonne Watson           None

Senior Vice President      C. Douglas Kelso        None

Senior Vice President      David M. Taylor         None

Senior Vice President      David B. Lantz          None

Senior Vice President      Steven J. McNally       None

Senior Vice President      Scott Bovee             None

Senior Vice President      Maureen MacIver         None

Senior Vice President      Otis M. Clyaton         None

Vice President             Suzanne Donaldson       None

Vice President             Craig Harris            None

Vice President             Edward C. Dellinger     None

Vice President             Claudette S. Sanders    None

Vice President             John Barringer          None

Trust Officer              Robert Johnston         None

Chairman and CEO           Larry B. Martin         Director, Martin & Co., Inc.(16)                         Investment Adviser
First Tennessee Bank-
Knoxville

President, First           Lew Weems               Director, Martin & Co., Inc.(16)                         Investment Adviser
Tennessee Bank-
Knoxville

NOTES:

* All directors of FTB are also directors of its parent, First Tennessee National Corporation, which controls FTB. Messrs, Glass, Horn, Johnson, Keen, Kelley, Lewis, O'Connor and Thomas and Ms. Bies and Ms. Meyerrose are considered executive officers of FTNC.


(1) J.L. Kellog Graduate School of Management, 875 N. Michigan Ave., Suite 2945, Chicago, IL 60611

(2) Factory Card Outlet Corp., 745 Birbinal Drive, Bensenville, IL 60106-1212

(3) Golub Corporation, P.O. Box 1074, Schenectady, NY 12301

(4) ServiceMaster Company, One ServiceMaster Way, Downers Grove, IL 30515

(5) Unicom Corporation, 1 First National Plaza, Chicago, IL 60690

(6) Mid-America Apartment Communities, Inc., 6584 Poplar Ave., Ste. 340, Memphis, TN 38138

(7) First Tennessee Bank National Association and First Tennessee National Corporation, 165 Madison Avenue, Memphis, TN 38103

(8) FT Mortgage Companies, 2974 LBJ Freeway, Dallas, TX 75234

(9) FT Mortgage Holding Corporation, 165 Madison Ave., Memphis, TN 38103

(10)FT Mortgage Services, Inc., 165 Madison Ave., Memphis, TN 38103

(11)Highland Capital
    Management Corp., 6077 Primacy Parkway, Suite 228, Memphis, TN 38117

(12)First Horizon Strategic Alliances, Inc., 1700 Rambling Road, Richmond, VA 23235

(13)First Tennessee Merchant Services, Inc., 300 Court Ave., Memphis, TN 38103

(14)Federal Flood Certification Corporation, 6220 Gaston Ave., Dallas, TX 75214

(15)FT Reinsurance Company, 7 Burlington Square, 6th Floor, Burlington, VT 05401

(16)Martin & Company, Two Centre Square, 625 S. Gay Street, Suite 200, Knoxville, TN 37902-1669

(17)First Horizon Asset Securities, 2974 LBJ Freeway, Dallas, TX 75234

(18)Pilot Corporation, 5508 Lonas Road, Knoxville, TN 37909

(19)Ruby Tuesday, Inc., 150 West Church Ave., Maryville, TN 37801

(20)Harrah's Entertainment, Inc., 1023 Cherry Road, Memphis, TN 38117

(21)First Tennessee Housing Corporation, 165 Madison Ave., Memphis, TN 38103

(22)First Tennessee Equipment Finance Corporation, 165 Madison Ave., Memphis, TN 38103

(23)Saks, Incorporated, 5810 Shelby Oaks Drive, Memphis, TN 38134

(24)West Union Corporation, 35 Union Ave., Suite 300, Memphis, TN 38103

(25)Orgill, Inc., 2100 Latham Street, Memphis, TN 38109

(26)Mallory Group, 4294 Sweeney Road, Memphis, TN 38118

(27)Coca Cola Enterprises, Inc., 2500 Windy ridge Pkwy, Marietta, GA 30067

(28)Nextera Enterprises, Inc., One Cranberry Hill, Lexington, MA 02421

(29)General Mills, Inc., 9200 Wayzata Blvd., Minneapolis, MN 55426

(30)Ashland Co., 2351 Channel Ave., Memphis, TN

(31)Darden Restaurants, Inc., 5900 Lake Ellenor Drive, Orlando, FL 32809

(32)Stein Mart, Inc., 1200 Riverplace Blvd., Jacksonville, FL 32207

(33)FelCor Lodging Trust, Inc., 545 East John Carpenter Freeway, Suite 1300, Irving, TX 75062-3933

(34)ResortQuest International, Inc., 530 Oak Court Drive, #360, Memphis, TN
    38117

(35)The H.T Hackney Company, Fidelity Bldg., 502 S. Gay Street, Suite 300, Knoxville, TN 37902

(36)Martin Marietta Materials, Inc., P.O. Box 30013, Raleigh, NC 27622-0013

(37)Astec Industries, Inc., P.O. Box 72787, Chattanooga, TN 37407

(38)First Tennessee Brokerage, Inc., 5100 Poplar Avenue, Memphis, TN 38117

(39)Hickory Venture Capital Corporation, 200 West Court Square, Suite 100, Huntsville, AL 35801

(40)Hickory Capital Corporation, 200 West Court Square, Suite 100, Huntsville, AL 35801

(41)FT Insurance Corporation, 530 Oak Court Drive, Memphis, TN 38117

(42)First Tennessee ABS, Ins., P.O. Box 249, Springdale, AR 72765

(43)FT Real Estate Securities, Company, Inc., P.O. Box 249, Springdale, AR 72765

(44)FT Realty Securities QRS, Inc., P.O. Box 249, Springdale, AR 72765

(45)FT Real Estate Securities Holding Company, Inc., P.O. Box 249, Springdale, AR 72765

                  HIGHLAND CAPITAL MANAGEMENT CORP. (HIGHLAND)
                        6077 PRIMACY PARKWAY, MEMPHIS, TN


Position                                                                      Other Business
with Highland                               Name                              Connections
-------------                               ----                              -----------
Director, Executive Vice President,         Edward J. Goldstein               None
Treasurer, Secretary

Director, President                         Steven Wishnia                    None

Director, Executive Vice President          James M. Weir                     None

Director, Chairman of the Board             Paul H. Berz                      None

Director                                    Charles Thomas Whitman (1)(2)     Director, NexAir, LLC

Director                                    J. Kenneth Glass                  see FTB listing

Director                                    Charles Burkett                   see FTB listing

Director                                    George Perry Lewis                see FTB listing

Senior Vice President                       Steven T. Ashby                   None

Senior Vice President                       David L. Thompson                 None

Senior Vice President                       James R. Turner                   None


(1) Previously, Executive Vice President of Highland Capital Management Corp., 6077 Primacy Parkway, Memphis, TN 38119

(2) NexAir, LLC, 1385 Corporate Avenue, Memphis, TN 38186-1182, distributor of industrial gases, welding supplies and medical products

                         MARTIN & COMPANY, INC. (MARTIN)
                 TWO CENTRE SQUARE, 625 S. GAY STREET, SUITE 200
                               KNOXVILLE, TN 37902


Position                                                                      Other Business
with Martin                                 Name                              Connections
-----------                                 ----                              -----------
Director, President                         A. David Martin (1)               None

Director                                    Larry B. Martin                   See FTB listing

Director                                    George P. Lewis                   See FTB listing

Director                                    J. Kenneth Glass                  See FTB listing

Director                                    William F. Woodson, Jr.           See FTB listing

Director                                    Lew Weems                         See FTB listing

Senior Vice President, Portfolio Manager    Ted Flickinger, Jr. (2)           None

Vice President, Portfolio Manager           Paul Spitznagel (2)               None

Vice President, Portfolio Manager           Charles Stewart (3)               None

Vice President, Senior Securities Analyst   Stanley Erwin, Jr.                None

Vice President, Portfolio Manager           Gary Hoemann (4)                  None

Vice President, Portfolio Manager           John C. Miller (5)                None

Vice President, Portfolio Manager           David Zandstra (5)                None

Vice President, Portfolio Manager           Ralph Herbert (5)                 None


(1) Previously, President, Martin & Co., L.P., a registered investment adviser, 625 S. Gay Street, Knoxville, TN 37902 ("Martin, L.P)

(2)   Previously, Vice President, Martin, L.P.

(3)   Previously, Assistant Portfolio Manager, Martin, L.P.

(4) Previously, Senior Vice President, First Tennessee Bank, 800 S. Gay Street, Knoxville, TN 37902 ("FTB")

(5)   Previously, Vice President, FTB

Item 27.     PRINCIPAL UNDERWRITERS

(1) The sole principal underwriter for the Fund is ALPS Mutual Funds Services, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, Stonebridge Growth Fund, Inc., Stonebridge Aggressive Growth Fund, Inc., SPDR Trust, MidCap SPDR Trust, and DIAMONDS Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Mutual Funds Services, Inc., the distributor for Registrant, are as follows:

Name and Principal            Positions and Offices with    Positions and Offices with
Business Address*             Registrant                    Underwriter
---------------------------   ---------------------------   ---------------------------
W. Robert Alexander           None                          Chairman,Chief Executive
                                                            Officer and Secretary

Arthur J. L. Lucey            None                          President and Director

Thomas A. Carter              None                          Chief Financial Officer

Edmund J. Burke               None                          Executive Vice President
                                                            and Director

William N. Paston             None                          Vice President

Jeremy May                    Treasurer                     Vice President

Russell C. Burk               Secretary                     General Counsel

John W. Hannon, Jr.           None                          Director

Rick A. Pederson              None                          Director

Chris Woessner                None                          Director



* All addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202.

Item 28.     LOCATION OF ACCOUNTS AND RECORDS

             First Tennessee Bank National Association, located at 530 Oak Court Dr., Suite 200, Memphis, Tennessee, Highland Capital Management Corp., located at 6011 Privacy Parkway, Suite 228, Memphis, Tennessee, BlackRock Institutional Management Corporation, 103 Bellevue Parkway, Wilmington, Delaware, Investment Advisors, Inc., located at 3700 First Bank Place, Minneapolis, Minnesota, Martin & Company, Inc., located at Two Centre Square, Knoxville, Tennessee, and ALPS Mutual Funds Services, Inc., located at 370 17th Street, Denver, Colorado, will maintain physical possession of each such account, book or other documents of the Trust, except for those documents relating to the custodial functions maintained by the Trust's Custodian, State Street Bank and Trust Company, Two Heritage Drive, 9th Floor, North Quincy, MA and those transfer agent, pricing and bookkeeping and general accounting records maintained by the Trust's Transfer Agent and Pricing and Accounting Agent, State Street Bank and Trust Company at the same address listed above.

Item 29.     MANAGEMENT SERVICES

             Not Applicable.

Item 30.     UNDERTAKINGS

             The Registrant, on behalf of each Portfolio undertakes, provided the information required by Item 5A is contained in the Annual Report, to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Rule 485(a) thereunder and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Memphis, and State of Tennessee, on the 27th day of August, 1999.

FIRST FUNDS


By    /s/ Richard C. Rantzow, President
      ---------------------------------
      Richard C. Rantzow, President*


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Richard C. Rantzow              President and Trustee        August 27, 1999
----------------------
Richard C. Rantzow*

/s/ L.R. Jalenak, Jr.               Trustee                      August 27, 1999
---------------------
L.R. Jalenak, Jr.*

/s/ Jeremy O. May                   Treasurer                    August 27, 1999
-----------------
Jeremy O. May*

/s/ Thomas M. Batchelor             Trustee                      August 27, 1999
-----------------------
Thomas M. Batchelor*

/s/ John A. DeCell                  Trustee                      August 27, 1999
------------------
John A. DeCell*

/s/ Larry W. Papasan                Trustee                      August 27, 1999
--------------------
Larry W. Papasan*



* Signature affixed by Desiree M. Franklin pursuant to a power of attorney dated September 25, 1998, filed herein.